UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 1.0%
Limited Brands, Inc. (A)	2,736	$234,543

Auto Parts & Equipment – 2.4%
Continental AG (B)	1,228	290,508
Delphi Automotive plc	2,991	254,504

		545,012

Automobile Manufacturers – 1.6%
Toyota Motor Corp. (B)	5,620	376,714

Broadcasting – 1.1%
CBS Corp., Class B	4,480	248,634

Casinos & Gaming – 2.4%
Galaxy Entertainment Group (B)	142,514	568,103

Home Improvement Retail – 1.5%
Home Depot, Inc. (The) (C)	3,131	347,937

Leisure Products – 2.8%
Media Group Holdings LLC, Series H (D)(E)(F)(G)	640	293,243
Media Group Holdings LLC, Series I (D)(E)(F)(G)	381	149,876
Media Group Holdings LLC, Series T (D)(E)(F)(G)	80	217,211

		660,330

Movies & Entertainment – 4.0%
Delta Topco Ltd. (D)	718,555	476,547
Legend Pictures LLC (D)(E)(F)(G)	190	334,849
Twenty-First Century Fox, Inc., Class A (A)(C)	3,850	125,292

		936,688

Restaurants – 1.0%
McDonald’s Corp.	2,534	240,926

Total Consumer Discretionary – 17.8%		4,158,887
Consumer Staples

Brewers – 2.8%
InBev N.V. (B)	2,004	240,148
SABMiller plc (B)	8,130	422,039

		662,187

Packaged Foods & Meats – 4.4%
Kraft Foods Group, Inc.	724	61,650
Mead Johnson Nutrition Co. (A)	3,924	353,978

Mondelez International, Inc., Class A (A)	6,993	287,679
Unilever N.V., Certicaaten Van Aandelen (B)	7,904	329,173

		1,032,480

Tobacco – 1.7%
ITC Ltd. (B)	11,587	57,346
Philip Morris International, Inc.	4,119	330,212

		387,558

Total Consumer Staples – 8.9%		2,082,225
Energy

Oil & Gas Equipment & Services – 0.2%
Schlumberger Ltd.	480	41,371

Oil & Gas Exploration & Production – 3.0%
Anadarko Petroleum Corp.	376	29,312
Apache Corp.	1,703	98,132
ConocoPhillips	6,279	385,568
Noble Energy, Inc.	4,144	176,866

		689,878

Oil & Gas Refining & Marketing – 1.9%
Phillips 66	5,661	456,058

Oil & Gas Storage & Transportation – 1.5%
Plains GP Holdings L.P., Class A (A)	13,699	353,972

Total Energy – 6.6%		1,541,279
Financials

Diversified Banks – 4.4%
Axis Bank Ltd. (B)(E)	21,348	187,384
Banca Intesa S.p.A. (B)	70,048	253,959
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	8,756	62,947
Standard Chartered plc (B)	8,788	140,711
State Bank of India (B)	21,567	88,988
Wells Fargo & Co. (A)	5,409	304,219

		1,038,208

Life & Health Insurance – 3.3%
AIA Group Ltd. (B)	115,842	758,425

Other Diversified Financial Services – 3.6%
Citigroup, Inc.	8,795	485,825
JPMorgan Chase & Co.	5,191	351,751

		837,576

Total Financials – 11.3%		2,634,209

Health Care

Biotechnology – 4.2%
Amgen, Inc.	2,108	323,620
Biogen, Inc. (C)(E)	906	366,051
Gilead Sciences, Inc.	2,535	296,774

		986,445

Managed Health Care – 1.2%
Humana, Inc. (A)	1,404	268,462

Pharmaceuticals – 2.4%
Allergan plc (E)	1,201	364,601
Bristol-Myers Squibb Co.	3,044	202,541

		567,142

Total Health Care – 7.8%		1,822,049
Industrials

Construction & Engineering – 0.6%
Larsen & Toubro Ltd. (B)	4,901	137,221

Construction Machinery & Heavy Trucks – 2.6%
AB Volvo, Class B (B)	17,726	220,023
Caterpillar, Inc. (C)	4,685	397,373

		617,396

Industrial Machinery – 1.9%
FANUC Ltd. (B)	1,002	205,234
Ingersoll-Rand plc	3,386	228,257

		433,491

Total Industrials – 5.1%		1,188,108
Information Technology

Application Software – 3.2%
Adobe Systems, Inc. (A)(E)	4,629	374,963
Intuit, Inc. (H)	3,696	372,467

		747,430

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp. (A)(C)(E)	891	260,148
Visa, Inc., Class A	3,721	249,838

		509,986

Internet Software & Services – 4.6%
Alibaba Group Holding Ltd. ADR (E)	2,754	226,592
Baidu.com, Inc. ADR (E)	1,643	326,989
Google, Inc., Class A (E)	202	109,034
Tencent Holdings Ltd. (B)	21,292	424,923

		1,087,538

IT Consulting & Other Services – 2.0%
Cognizant Technology Solutions Corp., Class A (E)(H)	7,716	471,350

Semiconductor Equipment – 1.4%
Applied Materials, Inc.	12,114	232,825
ASML Holding N.V., NY Registry Shares	844	87,834

		320,659

Semiconductors – 2.7%
Micron Technology, Inc. (E)	8,743	164,721
Taiwan Semiconductor Manufacturing Co. Ltd. (B)	42,014	191,316
Texas Instruments, Inc. (A)	5,407	278,504

		634,541

Systems Software – 2.2%
Microsoft Corp. (C)	11,555	510,147

Total Information Technology – 18.3%		4,281,651
Materials

Diversified Chemicals – 1.0%
PPG Industries, Inc. (A)	2,032	233,109

Diversified Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	5,519	102,768
Rio Tinto plc (B)	2,665	109,457

		212,225

Total Materials – 1.9%		445,334

TOTAL COMMON STOCKS – 77.7%		$18,153,742
(Cost: $16,462,520)

PREFERRED STOCKS
Financials

Reinsurance – 0.2%
WMI Holdings Corp., Class B, 3.000%	31	36,983

Total Financials – 0.2%		36,983

TOTAL PREFERRED STOCKS – 0.2%		$36,983
(Cost: $31,000)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Anadarko Petroleum Corp., Call $100.00, Expires 8–21–15, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	7,510	64
Apache Corp., Call $70.00, Expires 7–17–15, OTC (Ctrpty: UBS AG)	4,579	7

Dow Chemical Co. (The), Call $55.00, Expires 7–17–15, OTC (Ctrpty: Deutsche Bank AG)	15,963	144
EOG Resources, Inc.:
Call $100.00, Expires 7–17–15, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,816	53
Call $105.00, Expires 10–16–15, OTC (Ctrpty: Citibank N.A.)	15,040	865
Exxon Mobil Corp., Call $90.00, Expires 7–17–15, OTC (Ctrpty: Citibank N.A.)	3,765	6
Financial Select Sector SPDR Fund:
Call $26.00, Expires 9–18–15	56,404	931
Call $26.00, Expires 9–18–15, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	93,568	1,544
Google, Inc., Class A:
Call $575.00, Expires 7–17–15, OTC (Ctrpty: Deutsche Bank AG)	2,651	404
Call $700.00, Expires 9–18–15, OTC (Ctrpty: Deutsche Bank AG)	6,060	106
Halliburton Co.:
Call $50.00, Expires 7–17–15, OTC (Ctrpty: Deutsche Bank AG)	30,524	61
Call $52.50, Expires 7–17–15, OTC (Ctrpty: Deutsche Bank AG)	33,801	51
Micron Technology, Inc.:
Call $32.00, Expires 7–17–15, OTC (Ctrpty: UBS AG)	90,384	90
Call $32.00, Expires 7–17–15, OTC (Ctrpty: Societe Generale Bank)	32,352	32
Call $31.00, Expires 10–16–15, OTC (Ctrpty: UBS AG)	9,024	50
Microsoft Corp.:
Call $49.00, Expires 7–17–15, OTC (Ctrpty: Bank of America N.A.)	25,935	52
Call $50.00, Expires 1–15–16, OTC (Ctrpty: Bank of America N.A.)	64,837	5,154
Noble Energy, Inc.:
Call $55.00, Expires 8–21–15, OTC (Ctrpty: Bank of America N.A.)	5,630	28
Call $57.50, Expires 8–21–15, OTC (Ctrpty: Bank of America N.A.)	5,724	14
Schlumberger Ltd., Call $97.50, Expires 8–21–15, OTC (Ctrpty: Citibank N.A.)	8,660	147

TOTAL PURCHASED OPTIONS – 0.0%		$9,803
(Cost: $48,029)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Automobile Manufacturers – 0.6%
Aston Martin Holdings Ltd., 10.250%, 7–15–18 (I)(J)	$141,680	139,486

Movies & Entertainment – 4.3%
Delta Topco Ltd., 10.000%, 11–24–60 (D)(I)	662,848	662,848

Legendary Pictures Funding LLC and Legendary Finance, Inc., 8.000%, 3–15–18 (G)	351,700	350,188

		1,013,036

Total Consumer Discretionary – 4.9%		1,152,522

TOTAL CORPORATE DEBT SECURITIES – 4.9%		$1,152,522
(Cost: $1,162,436)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (K)	274	14
5.500%, 3–15–23 (K)	258	23
5.500%, 10–15–25 (K)	554	81
5.500%, 1–15–33 (K)	242	55
5.500%, 5–15–33 (K)	430	75
6.000%, 11–15–35 (K)	435	91
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (K)	418	55
5.500%, 8–25–33 (K)	900	173
5.500%, 12–25–33 (K)	307	15
5.500%, 4–25–34 (K)	876	193
5.500%, 8–25–35 (K)	967	171
5.500%, 11–25–36 (K)	1,606	365
Government National Mortgage Association Agency REMIC/CMO: 5.500%, 3–20–32 (K)	120	2
7.000%, 5–20–33 (K)	1,847	511
5.000%, 7–20–33 (K)	1	—	*
5.500%, 11–20–33 (K)	27	—	*
5.500%, 7–20–35 (K)	551	106

		1,930

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,930
(Cost: $ 2,334)

BULLION – 3.1%	Troy Ounces
Gold	611	716,745

(Cost: $ 737,644)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.8%
Banco del Estado de Chile:
0.220%, 7–6–15	$20,000	20,000
0.190%, 7–24–15	25,000	25,000
0.220%, 7–30–15	22,000	22,000
0.220%, 8–3–15	25,000	25,000
0.220%, 8–4–15	25,000	25,000
0.210%, 8–20–15	14,500	14,500
0.210%, 8–26–15	25,000	25,000
Bank of America N.A.,
0.230%, 9–8–15	25,000	24,998

		181,498

Commercial Paper (L) – 11.2%
Air Products and Chemicals, Inc.:
0.140%, 7–16–15	17,000	16,999
0.130%, 7–21–15	12,000	11,999
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.110%, 7–23–15	45,000	44,997
Becton Dickinson & Co.:
0.420%, 7–1–15	15,000	15,000
0.450%, 7–28–15	15,000	14,995
0.470%, 8–12–15	2,354	2,353
0.480%, 8–17–15	15,000	14,990
0.470%, 8–18–15	31,500	31,480
0.460%, 8–19–15	10,000	9,994
Bemis Co., Inc.:
0.370%, 7–7–15	15,000	14,999
0.350%, 7–8–15	10,000	9,999
0.420%, 7–13–15	20,000	19,997
0.430%, 7–14–15	834	834
0.450%, 7–17–15	10,000	9,998
BMW U.S. Capital LLC (GTD by BMW AG):
0.110%, 7–8–15	20,000	19,999
0.140%, 7–9–15	55,000	54,998
0.190%, 7–14–15	10,000	9,999
CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.),
0.120%, 7–21–15	10,000	10,000
Campbell Soup Co.:
0.350%, 8–4–15	15,000	14,995
0.230%, 8–26–15	8,058	8,055
Clorox Co. (The),
0.320%, 7–17–15	12,884	12,882
Credit Suisse Group, New York Branch:
0.250%, 8–25–15	100,000	99,961
0.250%, 8–28–15	50,000	49,979
CVS Caremark Corp.:
0.420%, 7–6–15	30,000	29,998
0.440%, 7–13–15	50,000	49,992
0.450%, 7–20–15	50,000	49,987
Danaher Corp.,
0.170%, 7–10–15	24,212	24,211
Diageo Capital plc (GTD by Diageo plc),
0.340%, 7–2–15	30,000	29,999
Ecolab, Inc.:
0.390%, 7–9–15	20,000	19,997
0.440%, 7–14–15	25,000	24,996
0.300%, 7–17–15	8,000	7,999
0.450%, 7–27–15	35,000	34,988
EMC Corp.:
0.140%, 7–10–15	30,000	29,999
0.130%, 7–13–15	7,000	7,000
0.110%, 7–16–15	8,346	8,346
Enbridge, Inc.,
0.340%, 7–6–15	4,750	4,750
Essilor International S.A.:
0.190%, 7–13–15	10,000	9,999
0.130%, 7–16–15	55,000	54,997
0.150%, 7–20–15	10,000	9,999
0.140%, 7–23–15	15,000	14,999
Exxon Mobil Corp.:
0.090%, 7–6–15	27,857	27,857
0.070%, 7–13–15	30,000	29,999
Illinois Tool Works, Inc.:
0.170%, 7–1–15	25,000	25,000
0.090%, 7–6–15	15,000	15,000
0.080%, 7–8–15	25,000	24,999

J.M. Smucker Co. (The),
0.350%, 7–1–15	10,399	10,399
John Deere Canada ULC (GTD by Deere & Co.):
0.120%, 7–13–15	40,000	39,998
0.140%, 8–10–15	18,600	18,597
John Deere Capital Corp.,
0.130%, 8–11–15	100,000	99,985
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.130%, 7–15–15	12,900	12,899
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.130%, 7–21–15	15,000	14,999
Johnson & Johnson,
0.080%, 7–13–15	70,802	70,800
Kellogg Co.:
0.360%, 7–2–15	10,000	10,000
0.380%, 7–8–15	20,000	19,998
0.380%, 7–14–15	33,500	33,495
0.310%, 7–15–15	25,000	24,996
0.400%, 8–13–15	25,000	24,988
Kimberly-Clark Corp.,
0.090%, 7–15–15	4,200	4,200
Kroger Co. (The):
0.300%, 7–1–15	13,998	13,998
0.360%, 7–6–15	15,000	14,999
0.430%, 7–20–15	10,000	9,998
McCormick & Co., Inc.,
0.160%, 7–6–15	50,000	49,999
McDonald’s Corp.,
0.350%, 7–29–15	10,000	9,997
Microsoft Corp.:
0.160%, 7–8–15	13,000	13,000
0.090%, 7–22–15	6,400	6,400
Mondelez International, Inc.:
0.410%, 7–14–15	20,000	19,997
0.290%, 7–21–15	3,684	3,683
0.410%, 7–23–15	1,667	1,667
National Oilwell Varco, Inc.:
0.190%, 7–16–15	51,259	51,255
0.140%, 7–22–15	40,770	40,766
NBCUniversal Enterprise, Inc.,
0.360%, 7–7–15	45,000	44,996
Northern Illinois Gas Co.:
0.300%, 7–1–15	7,820	7,820
0.250%, 7–9–15	31,000	30,998
Novartis Finance Corp. (GTD by Novartis AG):
0.080%, 7–7–15	40,000	39,999
0.070%, 7–8–15	24,000	24,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.):
0.090%, 7–16–15	20,000	19,999
0.110%, 7–30–15	18,700	18,698
PepsiCo, Inc.:
0.080%, 7–16–15	60,000	59,998
0.110%, 7–20–15	20,000	19,999
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.060%, 7–1–15	17,315	17,315
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.160%, 7–8–15	29,100	29,100

Sherwin-Williams Co. (The):
0.330%, 7–8–15	1,291	1,291
0.270%, 7–10–15	29,270	29,268
0.240%, 7–16–15	23,900	23,897
0.230%, 7–20–15	20,000	19,997
Siemens Capital Co. LLC (GTD by Siemens AG):
0.110%, 7–29–15	50,000	49,996
0.150%, 8–25–15	25,000	24,994
St. Jude Medical, Inc.:
0.510%, 7–8–15	7,000	7,000
0.270%, 7–31–15	30,000	29,993
0.260%, 8–3–15	46,400	46,388
0.260%, 8–10–15	27,500	27,491
The Regents of the Univ of CA, Commercial Paper Notes, Ser B (Taxable):
0.120%, 7–20–15	28,000	27,998
0.120%, 7–21–15	22,901	22,899
0.120%, 7–27–15	11,000	10,999
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 7–16–15	70,000	69,997
0.150%, 7–20–15	39,000	38,997
Unilever Capital Corp. (GTD by Unilever N.V.),
0.160%, 7–6–15	17,500	17,500
Virginia Electric and Power Co.:
0.380%, 7–8–15	40,000	39,997
0.370%, 7–15–15	25,000	24,996
0.350%, 7–16–15	49,380	49,372
Wisconsin Electric Power Co.,
0.150%, 7–1–15	8,055	8,055
Wisconsin Gas LLC:
0.130%, 7–10–15	14,800	14,799
0.140%, 7–14–15	61,000	60,997

		2,615,569

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (M)	7,207	7,207

Municipal Obligations – 2.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.), 0.050%, 7–7–15 (M)	7,000	7,000
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.), 0.060%, 7–7–15 (M)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.), 0.020%, 7–1–15 (M)	18,400	18,400
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.010%, 7–1–15 (M)	12,386	12,386
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.010%, 7–1–15 (M)	24,701	24,701
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.070%, 7–7–15 (M)	1,443	1,443

City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.), 0.050%, 7–7–15 (M)	26,375	26,375
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.070%, 7–7–15 (M)	7,100	7,100
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.060%, 7–1–15 (M)	1,465	1,465
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.060%, 7–7–15 (M)	16,000	16,000

Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.070%, 7–7–15 (M)	6,000	6,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.070%, 7–7–15 (M)	31,600	31,600
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.060%, 7–7–15 (M)	1,905	1,905
IL Fin Auth, Adj Rate Demand Rev Bonds (Chicago Symphony Orchestra), Ser 2008 (GTD by U.S. Bank N.A.), 0.070%, 7–7–15 (M)	24,965	24,965
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.), 0.090%, 7–7–15 (M)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.040%, 7–1–15 (M)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.), 0.020%, 7–1–15 (M)	28,600	28,600
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.), 0.020%, 7–1–15 (M)	10,000	10,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.050%, 7–7–15 (M)	6,605	6,605
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.), 0.050%, 7–7–15 (M)	14,600	14,600
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.040%, 7–1–15 (M)	26,077	26,077
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.020%, 7–1–15 (M)	31,000	31,000

MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.020%, 7–1–15 (M)	20,810	20,810
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.), 0.020%, 7–1–15 (M)	26,838	26,838
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.020%, 7–1–15 (M)	1,800	1,800
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.020%, 7–1–15 (M)	39,894	39,894
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 7–1–15	10,560	10,560
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.), 0.070%, 7–7–15 (M)	7,084	7,084
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.), 0.070%, 7–7–15 (M)	2,200	2,200
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A, 0.070%, 7–7–15 (M)	7,000	7,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A, 0.070%, 7–7–15 (M)	10,000	10,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A, 0.070%, 7–7–15 (M)	7,250	7,250
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.), 0.070%, 7–7–15 (M)	9,500	9,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.), 0.070%, 7–7–15 (M)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.070%, 7–7–15 (M)	15,300	15,300
NYC GO Bonds, Fiscal 2008 Series L-4, 0.030%, 7–1–15 (M)	13,000	13,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada), 0.180%, 9–14–15	21,900	21,901
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.), 0.060%, 7–7–15 (M)	14,751	14,751
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.), 0.090%, 7–7–15 (M)	1,900	1,900
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia), 0.070%, 7–7–15 (M)	6,000	6,000

Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.020%, 7–1–15 (M)	10,267	10,267
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.030%, 7–1–15 (M)	5,305	5,305

		545,437

Notes – 0.0%
NIKE, Inc.,
5.150%, 10–15–15	5,000	5,067

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (M)	16,652	16,652
0.110%, 7–1–15 (M)	14,748	14,748
0.110%, 7–1–15 (M)	10,311	10,311
0.110%, 7–1–15 (M)	7,083	7,083
0.110%, 7–1–15 (M)	4,306	4,306
0.110%, 7–1–15 (M)	2,308	2,308
0.110%, 7–3–15 (M)	11,470	11,470
0.110%, 7–7–15 (M)	10,462	10,462
0.110%, 7–7–15 (M)	4,179	4,179
0.110%, 7–7–15 (M)	3,980	3,980
0.110%, 7–7–15 (M)	3,881	3,881
0.110%, 7–7–15 (M)	3,781	3,781
0.110%, 7–7–15 (M)	2,488	2,488

		95,649

TOTAL SHORT-TERM SECURITIES – 14.8%		$3,450,427
(Cost: $3,450,423)

TOTAL INVESTMENT SECURITIES – 100.7%		$23,522,152
(Cost: $21,894,386)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(170,052)

NET ASSETS – 100.0%		$23,352,100

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $96,676 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $95,694 have been pledged as collateral on open futures contracts.

(D)	Restricted securities. At June 30, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	718,555	$371,092	$476,547
Legend Pictures LLC	12-18-12	190	352,761	334,849
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	448,211	293,243
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	381	209,901	149,876
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	172,543	217,211

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$662,848	669,057	662,848
			$2,223,565	$2,134,574

The total value of these securities represented 9.1% of net assets at June 30, 2015.

(E)	No dividends were paid during the preceding 12 months.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(G)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(H)	All or a portion of securities with an aggregate value of $615,193 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(I)	Payment-in-kind bonds.

(J)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $139,486 or 0.6% of net assets.

(K)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(L)	Rate shown is the yield to maturity at June 30, 2015.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	851,578	U.S. Dollar	957,527	7-14-15	Deutsche Bank AG	$7,987	$—
Japanese Yen	80,048,091	U.S. Dollar	643,848	7-14-15	Morgan Stanley International	—	10,320
						$7,987	$10,320

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
German Stock Index	Long	9-18-15	3,209	$983,963	$(11,503)

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Anadarko Petroleum Corp.	Morgan Stanley & Co., Inc.	Put	7,510	August 2015	$85.00	$2,291	$(5,539)
	Morgan Stanley & Co., Inc.	Call	7,510	August 2015	115.00	233	(26)
Apache Corp.	UBS AG	Put	4,579	July 2015	57.50	1,579	(627)
	UBS AG	Call	4,579	July 2015	90.00	130	(7)
EOG Resources, Inc.	Morgan Stanley & Co., Inc.	Put	3,816	July 2015	82.50	1,731	(149)
	Morgan Stanley & Co., Inc.	Call	3,816	July 2015	120.00	355	(19)
	Citibank N.A.	Put	7,510	October 2015	87.50	2,628	(3,811)
	Citibank N.A.	Put	7,530	October 2015	90.00	3,296	(4,838)
	Citibank N.A.	Call	15,040	October 2015	120.00	1,097	(113)
Exxon Mobil Corp.	Citibank N.A.	Put	3,765	July 2015	80.00	474	(120)
Financial Select Sector SPDR Fund	Morgan Stanley & Co., Inc.	Put	93,568	September 2015	22.00	2,105	(1,871)
	N/A	Put	56,404	September 2015	22.00	1,241	(1,128)
Google, Inc., Class A	Deutsche Bank AG	Put	2,651	September 2015	525.00	4,107	(3,870)
Halliburton Co.	Deutsche Bank AG	Put	33,801	July 2015	45.00	3,414	(7,571)
	Deutsche Bank AG	Call	33,801	July 2015	57.50	913	(34)
Humana, Inc.	Goldman Sachs International	Put	6,432	August 2015	170.00	3,280	(2,798)
	Goldman Sachs International	Call	3,216	August 2015	200.00	2,316	(2,509)
	Goldman Sachs International	Call	3,216	August 2015	210.00	1,286	(1,158)
Micron Technology, Inc.	UBS AG	Put	45,192	July 2015	26.00	4,843	(32,312)
	Societe Generale Bank	Put	32,352	July 2015	27.00	2,782	(26,286)
	Societe Generale Bank	Call	32,352	July 2015	36.00	582	(16)
	UBS AG	Put	9,024	October 2015	24.00	1,378	(4,828)
Microsoft Corp.	Bank of America N.A.	Put	25,935	July 2015	37.00	2,775	(26)
	Bank of America N.A.	Put	25,935	January 2016	37.00	5,680	(2,062)
Noble Energy, Inc.	Bank of America N.A.	Put	9,446	August 2015	47.50	1,719	(5,054)
Schlumberger Ltd.	Citibank N.A.	Put	8,660	August 2015	82.50	1,732	(1,308)
	Citibank N.A.	Call	8,660	August 2015	105.00	572	(22)
						$54,539	$(108,102)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,687,161	$—	$1,471,726
Consumer Staples	2,082,225	—	—
Energy	1,541,279	—	—
Financials	2,634,209	—	—
Health Care	1,822,049	—	—
Industrials	1,188,108	—	—
Information Technology	4,281,651	—	—
Materials	445,334	—	—
Total Common Stocks	$16,682,016	$—	$1,471,726
Preferred Stocks	—	36,983	—
Purchased Options	931	8,872	—
Corporate Debt Securities	—	489,674	662,848
United States Government Agency Obligations	—	1,930	—
Bullion	716,745	—	—
Short-Term Securities	—	3,450,427	—
Total	$17,399,692	$3,987,886	$2,134,574
Forward Foreign Currency Contracts	$—	$7,987	$—
Liabilities
Forward Foreign Currency Contracts	$—	$10,320	$—
Futures Contracts	$11,503	$—	$—
Written Options	$1,128	$106,974	$—

During the period ended June 30, 2015, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-15	$1,469,902	$662,848
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	1,824	—	*
Purchases	—	—
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-15	$1,471,726	$662,848
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-15	$25,845	$—	*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

Fair Value at 6-30-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$293,243	Discounted book value	Multiple of book value	1	x
Illiquidity discount	10%
1,178,483	Discounted cash flows model	Long-term growth rate	2.5%
Weighted average cost of capital	8.1 to 14.1%
Illiquidity discount	10%
Corporate Debt Securities	662,848	Discounted cash flows model	Long-term growth rate	2.5%
Weighted average cost of capital	8.1%
Illiquidity discount	10%

Significant increase in long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2015 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$23,352,100	717,711	3.07%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$23,352,100	660,370	2.83%
Ivy ASF, LLC	12-10-12	12-18-12	$23,352,100	334,855	1.43%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,894,386

Gross unrealized appreciation	2,501,956
Gross unrealized depreciation	(874,190)

Net unrealized appreciation	$1,627,766

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 2.2%
Limited Brands, Inc.	675	$57,885

Cable & Satellite – 2.3%
Comcast Corp., Class A	595	35,765
Time Warner Cable, Inc.	134	23,893

		59,658

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	583	30,622

Department Stores – 0.9%
Kohl’s Corp.	393	24,621

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	492	54,665

Hotels, Resorts & Cruise Lines – 2.5%
Carnival Corp.	814	40,179
Hyatt Hotels Corp., Class A (A)	420	23,827

		64,006

Internet Retail – 1.2%
Amazon.com, Inc. (A)	73	31,688

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	446	25,149

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	1,006	32,420

Restaurants – 1.3%
McDonald’s Corp.	341	32,432

Total Consumer Discretionary – 16.0%		413,146
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	211	25,497

Distillers & Vintners – 1.4%
Constellation Brands, Inc.	310	35,955

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Co.	345	31,108

Total Consumer Staples – 3.6%		92,560

Energy

Oil & Gas Exploration & Production – 2.1%
ConocoPhillips	397	24,392
Noble Energy, Inc.	677	28,904

		53,296

Oil & Gas Storage & Transportation – 1.6%
Energy Transfer Partners L.P.	498	25,974
Plains GP Holdings L.P., Class A	650	16,788

		42,762

Total Energy – 3.7%		96,058
Financials

Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	475	36,341

Consumer Finance – 0.8%
American Express Co.	261	20,258

Multi-Line Insurance – 1.3%
American International Group, Inc.	545	33,692

Other Diversified Financial Services – 3.3%
Citigroup, Inc.	701	38,701
JPMorgan Chase & Co.	682	46,219

		84,920

Regional Banks – 2.2%
PNC Financial Services Group, Inc. (The)	594	56,854

Specialized REITs – 1.1%
Crown Castle International Corp.	365	29,326

Total Financials – 10.1%		261,391
Health Care

Biotechnology – 0.9%
Biogen, Inc. (A)	57	23,065

Pharmaceuticals – 6.5%
Allergan plc (A)	128	38,752
GlaxoSmithKline plc ADR	638	26,573
Johnson & Johnson	370	36,060
Shire Pharmaceuticals Group plc ADR	142	34,388
Teva Pharmaceutical Industries Ltd. ADR	575	33,976

		169,749

Total Health Care – 7.4%		192,814

Industrials

Aerospace & Defense – 5.2%
Boeing Co. (The)	360	49,898
Lockheed Martin Corp.	143	26,639
Precision Castparts Corp.	129	25,775
Rockwell Collins, Inc.	349	32,221

		134,533

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	294	36,594

Industrial Conglomerates – 1.3%
General Electric Co.	1,251	33,229

Railroads – 1.8%
Union Pacific Corp.	478	45,606

Total Industrials – 9.7%		249,962
Information Technology

Application Software – 1.2%
Autodesk, Inc. (A)	604	30,225

Data Processing & Outsourced Services – 2.6%
Alliance Data Systems Corp. (A)	119	34,741
FleetCor Technologies, Inc. (A)	204	31,899

		66,640

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (A)	655	40,038

Semiconductor Equipment – 1.2%
Applied Materials, Inc.	1,577	30,302

Semiconductors – 3.8%
Broadcom Corp., Class A	776	39,961
Microchip Technology, Inc.	551	26,150
Texas Instruments, Inc.	614	31,648

		97,759

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	231	29,028

Total Information Technology – 11.4%		293,992
Materials

Diversified Chemicals – 1.9%
Dow Chemical Co. (The)	249	12,741
PPG Industries, Inc.	316	36,206

		48,947

Diversified Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,307	24,340

Industrial Gases – 1.1%
Praxair, Inc.	244	29,146

Total Materials – 4.0%		102,433

TOTAL COMMON STOCKS – 65.9%		$1,702,356
(Cost: $1,437,052)

PREFERRED STOCKS
Health Care

Pharmaceuticals – 0.8%
Allergan plc, Series A, 5.500%	21	21,373

Total Health Care – 0.8%		21,373
Materials

Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible (A)	17	17,565

Total Materials – 0.7%		17,565
Telecommunication Services

Integrated Telecommunication Services – 0.8%
Frontier Communications Corp., Convertible Series A, 11.125% (A)	201	20,062

Total Telecommunication Services – 0.8%		20,062

TOTAL PREFERRED STOCKS – 2.3%		$59,000
(Cost: $57,907)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.2%
Limited Brands, Inc.:
6.900%, 7–15–17	$750	817
6.625%, 4–1–21	2,915	3,205

		4,022

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2–15–23	849	904

Automobile Manufacturers – 0.5%
Toyota Motor Credit Corp.,
2.000%, 10–24–18	3,225	3,253
Volkswagen Group of America, Inc.:
2.125%, 5–23–19 (B)	6,250	6,244
2.400%, 5–22–20 (B)	4,000	3,974

		13,471

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	884

Cable & Satellite – 0.3%
News American, Inc.,
3.000%, 9–15–22	1,500	1,464
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	900	861
Viacom, Inc.:
2.500%, 9–1–18	1,100	1,111
2.200%, 4–1–19	2,000	1,978
2.750%, 12–15–19	3,000	2,997

		8,411

Distributors – 0.0%
LKQ Corp.,
4.750%, 5–15–23	680	649

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	470
1.875%, 4–15–18	1,000	995

		1,465

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,470

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	486

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	2,900	2,916

Total Consumer Discretionary – 1.4%		34,678
Consumer Staples

Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17 (B)	2,000	2,000
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	2,700	2,729

		4,729

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	1,000	994
Brown-Forman Corp.,
1.000%, 1–15–18	3,000	2,959

		3,953

Drug Retail – 0.1%
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,650	1,651

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,281
ConAgra Foods, Inc.,
1.900%, 1–25–18	3,190	3,141
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (B)	1,000	1,009
2.400%, 10–21–18 (B)	1,500	1,520

		7,951

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	488

Personal Products – 0.0%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,158

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	4,000	4,026

Total Consumer Staples – 0.9%		23,956
Energy

Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10–15–17	2,000	1,940

Oil & Gas Equipment & Services – 0.0%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	500	494

Oil & Gas Exploration & Production – 1.8%
BP Capital Markets plc,
2.315%, 2–13–20	3,000	2,987
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	4,250	4,309
ConocoPhillips,
1.050%, 12–15–17	4,400	4,366
Devon Energy Corp.,
2.250%, 12–15–18	3,000	3,006
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,810
Stone Energy Corp., Convertible,
1.750%, 3–1–17	10,300	9,405
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20 (B)	18,600	20,321

		47,204

Oil & Gas Storage & Transportation – 1.0%
Buckeye Partners L.P.,
2.650%, 11–15–18	6,300	6,273
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	10,100	8,244

Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,221
Plains All American Pipeline L.P. and PAA Finance Corp.,
2.600%, 12–15–19	1,750	1,741
Williams Partners L.P.,
3.600%, 3–15–22	5,500	5,336

		24,815

Total Energy – 2.9%		74,453
Financials

Asset Management & Custody Banks – 0.7%
Ares Capital Corp.:
4.875%, 11–30–18	6,500	6,811
3.875%, 1–15–20	10,000	10,142

		16,953

Consumer Finance – 1.2%
American Express Co.,
4.900%, 12–29–49	5,800	5,619
American Express Credit Corp.,
2.125%, 7–27–18	1,750	1,769
American Honda Finance Corp.,
2.125%, 10–10–18	1,650	1,674
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,144
2.250%, 2–13–19	4,000	3,977
Capital One N.A.,
2.400%, 9–5–19	3,250	3,219
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,014
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,586
Intercontinental Exchange Group, Inc.,
2.500%, 10–15–18	1,700	1,736
SLM Corp.,
4.875%, 6–17–19	3,000	2,970
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,519

		32,227

Diversified Banks – 6.1%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	6,200	6,298
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,507
8.000%, 12–29–49	8,800	9,284
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	6,000	6,014
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,487
2.050%, 10–30–18	5,000	5,047
Barclays Bank plc,
2.500%, 2–20–19	2,600	2,610
BNP Paribas S.A.,
2.450%, 3–17–19	4,500	4,554
Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,770
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	8,750	8,752

ING Bank N.V.:
2.500%, 10–1–19 (B)	5,400	5,430
2.450%, 3–16–20 (B)	7,200	7,193
KeyBank N.A.,
2.500%, 12–15–19	4,000	4,014
Lloyds Bank plc,
2.350%, 9–5–19	2,650	2,649
Lloyds Bank plc (GTD by Lloyds Banking Group plc),
2.300%, 11–27–18	2,000	2,022
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,258
National Australia Bank Ltd.,
2.400%, 12–9–19 (B)	12,000	12,049
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49 (B)	9,162	9,455
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	4,500	4,808
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,039
Societe Generale S.A.:
4.250%, 4–14–25 (B)	2,750	2,582
5.922%, 4–29–49 (B)	11,000	11,261
Standard Chartered plc,
2.250%, 4–17–20 (B)	11,000	10,804
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	4,006
Swedbank AB (publ),
1.750%, 3–12–18 (B)	5,000	5,005
UBS Preferred Funding Trust V,
6.243%, 5–29–49	6,536	6,684
Wells Fargo & Co.:
1.500%, 1–16–18	1,000	998
2.150%, 1–15–19	2,000	2,011
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,073

		157,664

Investment Banking & Brokerage – 0.9%
BGC Partners, Inc.,
5.375%, 12–9–19	6,500	6,774
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20 (B)	4,000	3,949
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,383
2.625%, 1–31–19	4,000	4,061
2.600%, 4–23–20	3,400	3,380
Morgan Stanley,
2.125%, 4–25–18	2,500	2,516

		22,063

Life & Health Insurance – 0.1%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,581

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11–10–19 (B)	6,750	6,691

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,743

Other Diversified Financial Services – 2.6%
Citigroup, Inc.:
3.875%, 2–19–19	2,600	2,581
2.550%, 4–8–19	15,000	15,114
2.400%, 2–18–20	5,900	5,835
5.800%, 11–29–49	8,600	8,622
5.950%, 12–31–49	7,250	6,996
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	2,600	2,635
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	974
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,819
JPMorgan Chase & Co.,
7.900%, 4–29–49	3,000	3,173
Moody’s Corp.,
2.750%, 7–15–19	1,300	1,310
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	2,700	2,665
PennantPark Investment Corp.,
4.500%, 10–1–19	8,100	8,132
Total Capital,
2.125%, 8–10–18	1,500	1,522
Total Capital Canada Ltd.,
1.450%, 1–15–18	2,000	2,001

		68,379

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	1,550	1,572
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	500	502

		2,074

Regional Banks – 0.6%
BB&T Corp.,
1.450%, 1–12–18	3,422	3,406
PNC Bank N.A.,
2.200%, 1–28–19	4,000	4,017
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,721
5.625%, 12–29–49	4,800	4,830

		15,974

Specialized REITs – 0.5%
Air Lease Corp.,
3.750%, 2–1–22	4,000	3,994
Aircastle Ltd.,
5.125%, 3–15–21	8,081	8,162
Crown Castle International Corp.,
5.250%, 1–15–23	1,046	1,053

		13,209

Thrifts & Mortgage Finance – 0.1%
Walter Investment Management Corp., Convertible,
4.500%, 11–1–19	4,000	3,275

Total Financials – 13.3%		343,833
Health Care

Biotechnology – 0.2%
Amgen, Inc.,
2.200%, 5–22–19	6,000	5,980

Health Care Equipment – 0.3%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	500	501
Medtronic, Inc.,
2.500%, 3–15–20 (B)	3,000	3,003
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	2,982

		6,486

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	2,750	2,726

Health Care Supplies – 0.6%
C.R. Bard, Inc.,
1.375%, 1–15–18	4,385	4,353
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,865
Express Scripts Holding Co.,
2.250%, 6–15–19	6,000	5,947
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,650	1,663

		15,828

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,602
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,184

		9,786

Pharmaceuticals – 1.0%
Amgen, Inc.,
2.125%, 5–1–20	6,000	5,870
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	9,500	10,301
Mylan, Inc.,
2.550%, 3–28–19	700	693
Perrigo Co. Ltd.,
2.300%, 11–8–18	9,250	9,254

		26,118

Total Health Care – 2.6%		66,924

Industrials

Aerospace & Defense – 0.5%
General Dynamics Corp.,
1.000%, 11–15–17	1,500	1,495
Northrop Grumman Corp.,
1.750%, 6–1–18	2,060	2,057
TransDigm Group, Inc.,
7.500%, 7–15–21	8,081	8,687

		12,239

Environmental & Facilities Services – 0.2%
Ecolab, Inc.,
1.450%, 12–8–17	5,800	5,748

Industrial Machinery – 0.4%
Eaton Corp.,
1.500%, 11–2–17	10,500	10,474

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	900	877
Union Pacific Corp.,
2.250%, 2–15–19	1,250	1,266

		2,143

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	2,250	2,261
2.350%, 2–26–19	1,000	997

		3,258

Total Industrials – 1.3%		33,862
Information Technology

Data Processing & Outsourced Services – 0.2%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	1,250	1,248
Fiserv, Inc.,
2.700%, 6–1–20	2,900	2,892

		4,140

IT Consulting & Other Services – 0.3%
iGATE Corp.,
4.750%, 4–15–19	8,081	8,374

Semiconductors – 0.3%
Broadcom Corp.,
2.700%, 11–1–18	1,000	1,012
Micron Technology, Inc.,
5.500%, 2–1–25 (B)	8,081	7,572

		8,584

Systems Software – 0.3%
CA, Inc.,
2.875%, 8–15–18	2,850	2,905
Oracle Corp.,
2.250%, 10–8–19	5,300	5,329

		8,234

Total Information Technology – 1.1%		29,332
Materials

Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,199
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	1,200	1,217
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	450	446
Glencore Funding LLC:
3.125%, 4–29–19 (B)	3,000	3,026
2.875%, 4–16–20 (B)	5,500	5,386
Teck Resources,
3.000%, 3–1–19	1,700	1,637

		13,911

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	2,100	2,083

Industrial Gases – 0.3%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,243
Praxair, Inc.:
1.250%, 11–7–18	5,600	5,523
3.000%, 9–1–21	1,000	1,029

		7,795

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	1,281	1,307

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,650	1,652
RPM International, Inc.,
3.450%, 11–15–22	1,000	963
Sherwin-Williams Co. (The),
1.350%, 12–15–17	750	748

		3,363

Total Materials – 1.1%		28,459

Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.,
2.300%, 3–11–19	13,000	13,002
Verizon Communications, Inc.,
2.625%, 2–21–20	2,468	2,460

		15,462

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	1,400	1,455
Virgin Media Finance plc,
4.875%, 2–15–22	284	267

		1,722

Total Telecommunication Services – 0.7%		17,184
Utilities

Electric Utilities – 0.4%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	4,000	4,024
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,569
Southern Co. (The),
2.450%, 9–1–18	2,800	2,857

		9,450

Gas Utilities – 0.2%
Sempra Energy,
2.400%, 3–15–20	4,200	4,164

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
2.500%, 12–1–19	4,000	4,009

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	9,000	8,814

Total Utilities – 1.0%		26,437

TOTAL CORPORATE DEBT SECURITIES – 26.3%		$679,118
(Cost: $675,903)

MORTGAGE-BACKED SECURITIES
Finance – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(C)	7	—
8.000%, 3–31–11 (B)(C)	1	—

		—

TOTAL MORTGAGE-BACKED SECURITIES – 0.0%		$0
(Cost: $1)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	31	32
5.000%, 1–1–18	19	20
5.500%, 4–1–18	2	2
6.500%, 10–1–28	48	56
6.500%, 2–1–29	7	9
7.000%, 11–1–31	59	71
6.500%, 2–1–32	45	53
7.000%, 2–1–32	62	72
7.000%, 3–1–32	31	38
7.000%, 7–1–32	36	41
6.000%, 9–1–32	155	179
6.500%, 9–1–32	36	42
5.500%, 5–1–33	53	60
5.500%, 6–1–33	31	35

		710

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$710
(Cost: $628)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.6%
U.S. Treasury Notes:
0.375%, 1–15–16	14,000	14,015
0.625%, 7–15–16	8,000	8,021
0.625%, 2–15–17	850	851
0.625%, 5–31–17	8,500	8,495
1.375%, 11–30–18	10,000	10,071

		41,453

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.6%		$41,453
(Cost: $41,272)

SHORT-TERM SECURITIES
Commercial Paper (D) – 3.3%
Ecolab, Inc.,
0.440%, 7–16–15	1,784	1,784
EMC Corp.,
0.130%, 7–13–15	10,000	10,000
John Deere Capital Corp.,
0.130%, 8–11–15	10,000	9,998
Kroger Co. (The),
0.430%, 7–20–15	8,000	7,998
McDonald’s Corp.,
0.350%, 7–29–15	6,000	5,998
National Oilwell Varco, Inc.,
0.190%, 7–16–15	4,741	4,741
Novartis Finance Corp. (GTD by Novartis AG):
0.080%, 7–7–15	15,000	15,000
0.070%, 7–8–15	5,000	5,000

Siemens Capital Co. LLC (GTD by Siemens AG),
0.150%, 8–25–15	10,000	9,998
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank),
0.150%, 7–20–15	10,000	9,999
Wisconsin Electric Power Co.,
0.150%, 7–1–15	7,067	7,067

		87,583

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (E)	1,359	1,359

Municipal Obligations – 0.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (E)	500	500
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.),
0.050%, 7–7–15 (E)	1,400	1,400

		1,900

TOTAL SHORT-TERM SECURITIES – 3.5%		$90,842
(Cost: $90,842)

TOTAL INVESTMENT SECURITIES – 99.6%		$2,573,479
(Cost: $2,303,605)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		9,708

NET ASSETS – 100.0%		$2,583,187

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $185,070 or 7.2% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,702,356	$—	$—
Preferred Stocks	41,435	17,565	—
Corporate Debt Securities	—	679,118	—
Mortgage-Backed Securities	—	—	—
United States Government Agency Obligations	—	710	—
United States Government Obligations	—	41,453	—
Short-Term Securities	—	90,842	—
Total	$1,743,791	$829,688	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,303,605

Gross unrealized appreciation	304,612
Gross unrealized depreciation	(34,738)

Net unrealized appreciation	$269,874

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials

Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,417

Reinsurance – 0.2%
WMI Holdings Corp., Class B, 3.000%, Convertible (A)	2	1,566

Specialized REITs – 0.3%
Ventas, Inc., 5.450%	100	2,411

Total Financials – 1.1%		8,394

TOTAL PREFERRED STOCKS – 1.1%		$8,394
(Cost: $8,424)

ASSET-BACKED SECURITIES	Principal
Air Canada Pass Through Certificates, Series 2015-1, Class C, 5.000%, 3–15–20 (A)	$1,500	1,493
America West Airlines, Inc., Pass Through Certificates, Series 1999-1, 7.930%, 1–2–19	742	801
America West Airlines, Inc., Pass Through Certificates, Series 2000-1, 8.057%, 7–2–20	1,077	1,212
American Airlines Class B Pass Through Certificates, Series 2013-2, 5.600%, 7–15–20 (A)	3,331	3,448
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1, 3.700%, 5–1–23	1,000	980
Aventura Mall Trust, Series 2013-AVM, Class B, 3.743%, 12–5–32 (A)(B)	3,600	3,753
CarMax Auto Owner Trust 2013-2, Class D, 2.060%, 11–15–19	3,000	2,986
CarMax Auto Owner Trust 2013-4, Class D, 2.600%, 4–15–20	2,000	2,003
Chase Issuance Trust, Series 2014-A2, 2.770%, 3–15–23	5,335	5,463
Citibank Credit Card Issuance Trust, Class 2005-C1, 2.880%, 1–23–23	5,225	5,376
Continental Airlines 2001-1 A-1, 8.048%, 11–1–20	673	764
Continental Airlines Pass Through Certificates, Series 2009-2, 7.250%, 11–10–19	568	658
Continental Airlines Pass Through Certificates, Series 2010-1B, 6.000%, 1–12–19	954	993
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B, 6.250%, 4–11–20	797	841
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,793	4,309
6.943%, 1–10–30	1,114	1,322

Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A:
6.375%, 1–2–16 (A)	600	613
4.750%, 5–7–20	1,081	1,157
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B, 6.875%, 5–7–19 (A)	4,288	4,673
Fan Engine Securitization Ltd., Series 2013-1X, 3.000%, 10–15–19 (A)	941	934
GE Equipment Transportation LLC, Series 2013-2:
1.820%, 10–25–21	3,000	3,022
1.900%, 8–23–22	1,800	1,807
Hawaiian Airlines Pass Through Certificates, Series 2013-1, 4.950%, 1–15–22	4,374	4,155
Hyundai Auto Receivables Trust 2014-A, Class D:
2.020%, 8–15–19	1,000	1,009
1.780%, 7–15–20	2,500	2,475
2.530%, 7–15–20	1,000	1,019
Longtrain Leasing III LLC, Series 2015A-1, 2.980%, 1–15–45 (A)	2,857	2,844
Longtrain Leasing III LLC, Series 2015A-2, 4.060%, 1–15–45 (A)	5,120	5,027
SoFi Professional Loan Program LLC, Series 2015-A2, 2.420%, 3–25–30 (A)	1,373	1,373
Tal Advantage V LLC, 3.510%, 2–22–39 (A)	819	822
U.S. Airways, Inc. Class A Pass-Through Certificates, Series 2012-1, 5.900%, 10–1–24	871	984
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2, 5.450%, 6–3–18	2,000	2,035
U.S. Airways, Inc., Series 2012-2, Class A, 6.750%, 6–3–21	2,020	2,176
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4–11–22	1,150	1,170
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9–3–22	4,090	4,172
Virgin Australia 2013-1B Trust, 6.000%, 10–23–20 (A)	1,750	1,802

TOTAL ASSET-BACKED SECURITIES – 10.7%		$79,671
(Cost: $78,722)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel Retail – 0.3%
Limited Brands, Inc., 6.625%, 4–1–21	2,340	2,573

Auto Parts & Equipment – 0.4%
Dana Holding Corp., 6.750%, 2–15–21	1,500	1,571
Tenneco, Inc., 6.875%, 12–15–20	965	1,009

		2,580

Automotive Retail – 0.4%
AutoNation, Inc., 5.500%, 2–1–20	2,792	3,022

Cable & Satellite – 1.0%
DISH DBS Corp., 5.875%, 11–15–24	2,000	1,921
Time Warner Cable, Inc., 6.550%, 5–1–37	4,998	5,189

		7,110

Household Appliances – 0.3%
Stanley Black & Decker, Inc., 5.750%, 12–15–53	2,115	2,279

Total Consumer Discretionary – 2.4%		17,564
Energy

Oil & Gas Drilling – 0.5%
Noble Holding International Ltd. (GTD by Noble-Cayman), 6.950%, 4–1–45	4,339	3,985

Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.), 7.034%, 1–15–68	4,763	5,120

Oil & Gas Exploration & Production – 1.4%
Chesapeake Energy Corp.:
3.525%, 4–15–19 (B)	4,325	3,957
4.875%, 4–15–22	1,730	1,505
Chesapeake Midstream Partners L.P. and CHKM Finance Corp., 6.125%, 7–15–22	2,500	2,644
Cimarex Energy Co., 5.875%, 5–1–22	1,825	1,953

		10,059

Oil & Gas Refining & Marketing – 2.7%
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
7.900%, 4–15–18 (B)	5,345	5,933
4.800%, 9–1–20	2,340	2,364
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11–15–44	3,255	3,098
Tesoro Corp., 4.250%, 10–1–17	2,645	2,691
Valero Energy Corp.:
6.625%, 6–15–37	2,005	2,258
4.900%, 3–15–45	4,000	3,735

		20,079

Oil & Gas Storage & Transportation – 4.7%
Access Midstream Partners L.P., 4.875%, 5–15–23	3,500	3,452
Boardwalk Pipeline Partners L.P., 5.200%, 6–1–18	2,500	2,605

Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 5.750%, 9–15–19	3,975	4,197
Buckeye Partners L.P., 5.600%, 10–15–44	5,715	5,351
Columbia Pipeline Group, Inc.:
3.300%, 6–1–20 (A)	2,800	2,809
5.800%, 6–1–45 (A)	1,500	1,473
Energy Transfer Partners L.P., 5.150%, 3–15–45	2,500	2,202
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,600	3,794
5.875%, 3–1–22	3,000	3,190
Sunoco Logistics Partners Operations L.P., 6.850%, 2–15–40	1,265	1,420
Tennessee Gas Pipeline Co., 8.375%, 6–15–32	4,000	4,797

		35,290

Total Energy – 10.0%		74,533
Financials

Asset Management & Custody Banks – 0.3%
State Street Corp., Series F, 5.250%, 12–29–49	2,275	2,278

Consumer Finance – 3.0%
Capital One Financial Corp., Series E, 5.550%, 12–29–49	5,770	5,720
Discover Bank:
8.700%, 11–18–19	458	557
3.100%, 6–4–20	4,525	4,516
General Motors Financial Co., Inc.:
4.750%, 8–15–17	4,100	4,328
3.150%, 1–15–20	1,400	1,405
4.375%, 9–25–21	1,080	1,119
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.500%, 7–10–19	1,645	1,680
3.450%, 4–10–22	2,100	2,053
Union 13 Leasing LLC, 1.870%, 6–28–24	889	879

		22,257

Diversified Banks – 3.1%
Bank of America Corp.:
5.750%, 12–1–17	2,405	2,619
5.875%, 1–5–21	665	760
4.000%, 1–22–25	3,250	3,162
3.950%, 4–21–25	1,515	1,461
Bank of America N.A., 5.300%, 3–15–17	1,469	1,556
Bank of New York Mellon Corp. (The), 4.950%, 12–29–49	2,800	2,779
Barclays plc, 3.650%, 3–16–25	1,775	1,679
Compass Bank, 3.875%, 4–10–25	5,000	4,700
HSBC Bank USA N.A., 6.000%, 8–9–17	4,235	4,605

		23,321

Investment Banking & Brokerage – 2.4%
Credit Suisse Group Funding (Guernsey) Ltd.:
2.750%, 3–26–20 (A)	3,000	2,962
3.750%, 3–26–25 (A)	1,900	1,826
Goldman Sachs Group, Inc. (The), 5.250%, 7–27–21	1,000	1,109
Morgan Stanley:
6.250%, 8–28–17	3,200	3,507
5.500%, 1–26–20	1,552	1,731
5.500%, 7–28–21	1,090	1,228
5.450%, 12–29–29	1,650	1,638
5.550%, 12–29–49	2,275	2,258
TD Ameritrade Holding Corp., 2.950%, 4–1–22	1,800	1,783

		18,042

Life & Health Insurance – 1.3%
MetLife, Inc., 5.250%, 12–29–49	2,500	2,478
Nationwide Financial Services, Inc., 5.300%, 11–18–44 (A)	4,570	4,472
Symetra Financial Corp., 6.125%, 4–1–16 (A)	2,755	2,837

		9,787

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co., 5.000%, 12–29–49	2,600	2,545
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,222
6.000%, 7–5–17	215	234
6.000%, 10–1–17	2,368	2,582
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,516
4.125%, 11–1–24 (A)	2,125	2,137
Ulani MSN 37894 LLC, 2.184%, 12–20–24	3,085	3,089

		14,325

Property & Casualty Insurance – 0.2%
Assurant, Inc., 2.500%, 3–15–18	1,670	1,694

Real Estate Development – 1.0%
ARC Properties Operating Partnership L.P., 4.600%, 2–6–24	2,000	1,948
ARC Properties Operating Partnership L.P. and Clark Acquisition LLC, 2.000%, 2–6–17	5,450	5,286

		7,234

Regional Banks – 0.5%
Synovus Financial Corp., 7.875%, 2–15–19	3,025	3,396

Retail REITs – 0.4%
Retail Properties of America, Inc., 4.000%, 3–15–25	2,950	2,857

Specialized REITs – 1.8%
American Tower Trust I, 1.551%, 3–15–18 (A)	5,410	5,381
Crown Castle International Corp., 6.113%, 1–15–20 (A)	4,050	4,608
Hospitality Properties Trust, 4.650%, 3–15–24	1,200	1,195
Ventas Realty L.P. and Ventas Capital Corp., 2.700%, 4–1–20	1,867	1,860

		13,044

Total Financials – 15.9%		118,235
Health Care

Health Care Facilities – 0.3%
NYU Hospitals Center, 4.428%, 7–1–42	2,170	2,052

Health Care Supplies – 1.0%
Bio-Rad Laboratories, Inc., 4.875%, 12–15–20	5,000	5,415
Sinai Health System, 3.034%, 1–20–36	1,855	1,809

		7,224

Pharmaceuticals – 0.9%
AbbVie, Inc.:
3.200%, 11–6–22	2,300	2,275
4.700%, 5–14–45	2,400	2,367
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.), 4.850%, 6–15–44	2,000	1,923
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC, 4.875%, 4–15–20 (A)	250	254

		6,819

Total Health Care – 2.2%		16,095
Industrials

Airlines – 0.4%
British Airways plc, 5.625%, 6–20–20 (A)	1,292	1,370
U.S. Airways Group, Inc., Class A, 6.250%, 4–22–23	1,001	1,127
U.S. Airways Group, Inc., Class B, 8.500%, 4–22–17	518	559
United Air Lines, Inc., 10.400%, 11–1–16	286	311

		3,367

Railroads – 1.0%
BNSF Funding Trust I, 6.613%, 12–15–55	6,280	7,174

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC, 6.750%, 5–20–20	1,500	1,579

AmeriGas Partners L.P. and AmeriGas Finance Corp., 6.500%, 5–20–21	477	496

		2,075

Trucking – 0.1%
Tagua Leasing LLC, 1.900%, 7–12–24	1,020	1,010

Total Industrials – 1.8%		13,626
Materials

Construction Materials – 0.6%
Martin Marietta Materials, Inc., 1.382%, 6–30–17 (B)	4,500	4,481

Diversified Metals & Mining – 0.5%
Glencore Funding LLC, 2.875%, 4–16–20 (A)	4,100	4,015

Total Materials – 1.1%		8,496
Telecommunication Services

Integrated Telecommunication Services – 0.9%
AT&T, Inc., 5.550%, 8–15–41	1,625	1,660
Frontier Communications Corp.:
6.250%, 9–15–21	750	682
6.875%, 1–15–25	2,000	1,672
SBA Tower Trust, 2.240%, 4–16–18 (A)	3,120	3,103

		7,117

Wireless Telecommunication Service – 0.8%
MetroPCS Communications, Inc., 6.625%, 4–1–23	1,500	1,558
T-Mobile USA, Inc.:
6.500%, 1–15–24	1,000	1,033
6.375%, 3–1–25	3,000	3,079

		5,670

Total Telecommunication Services – 1.7%		12,787
Utilities

Electric Utilities – 2.3%
AES Corp. (The), 3.283%, 6–1–19 (B)	2,300	2,300
Entergy Corp., 4.000%, 7–15–22	2,400	2,416
Exelon Corp., 5.100%, 6–15–45	2,550	2,547
Exelon Generation Co. LLC, 2.950%, 1–15–20	4,785	4,806
IPALCO Enterprises, Inc., 3.450%, 7–15–20 (A)	2,800	2,786
Southwestern Electric Power Co., 5.550%, 1–15–17	2,395	2,542

		17,397

Gas Utilities – 0.2%
Suburban Propane Partners L.P. and Suburban Energy Finance Corp., 5.500%, 6–1–24	1,845		1,854

Multi-Utilities – 0.5%
Dominion Resources, Inc., 5.750%, 10–1–54	3,300		3,440

Total Utilities – 3.0%			22,691

TOTAL CORPORATE DEBT SECURITIES – 38.1%			$284,027
(Cost: $284,872)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 5.3%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC, 4.082%, 3–13–31 (A)	1,600		1,645
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A, 4.325%, 8–15–46 (A)(B)	6,130		6,197
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31		—	*
0.000%, 3–25–12 (A)(C)	10		—	*
7.540%, 5–31–17 (A)(C)	—	*	—
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class A, 3.430%, 11–5–36 (A)	2,850		2,831
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class D, 4.026%, 11–5–36 (A)(B)	1,425		1,399
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD, 3.008%, 1–12–30 (A)(B)	1,240		1,253
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B, 1.386%, 4–15–27 (A)(B)	500		498
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-ESH MZ, 2.295%, 12–5–31 (A)	2,000		1,989
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR, 3.329%, 11–5–34 (A)(B)	1,000		984
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1, 5.506%, 11–11–38 (A)	714		576
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6–11–39 (A)	117		76

JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.177%, 12–5–27 (A)(B)	5,806	442
7.151%, 12–5–27 (A)	1,425	1,695
7.445%, 12–5–27 (A)(B)	2,600	3,105
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.000%, 11–28–35 (A)	21	21
5.270%, 11–28–35 (A)	2,000	2,011
5.880%, 11–28–35 (A)(B)	1,280	1,261
UBS-Barclays Commerical Mortgage Trust, Series 2012-C3 A4, 3.091%, 8–10–49	2,885	2,905
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO, 5.280%, 9–13–28 (A)	1,200	1,333
Wells Fargo Commerical Mortgage Trust, Series 2012-LC5 A3:
2.918%, 10–15–45	3,173	3,189
3.148%, 5–15–48	700	691
WFRBS Commercial Mortgage Trust 2001-C2 A-2, 3.791%, 2–15–44 (A)	1,393	1,402
WFRBS Commercial Mortgage Trust 2011-C5, 3.667%, 11–15–44 (B)	435	458
WFRBS Commercial Mortgage Trust 2012-C10, Class A-3, 2.870%, 11–15–45	3,539	3,534

		39,495

Other Mortgage-Backed Securities – 2.9%
ABFS Mortgage Loan Trust 2001-2, 7.490%, 12–25–31 (B)	341	317
Banc of America Mortgage Trust 2004-03, 4.875%, 4–25–19	48	47
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003-3, 5.500%, 5–25–33	425	437
Bear Stearns Mortgage Securities, Inc., 8.000%, 11–25–29	138	112
C-Bass 2006-MH1 Trust:
5.328%, 10–25–36 (A)(B)	3,300	3,524
5.683%, 10–25–36 (A)(B)	41	41
CHL Mortgage Pass-Through Trust 2004-J4, 5.250%, 5–25–34	120	117
Collateralized Mortgage Obligation Trust, 5.000%, 7–1–18	4	4
COMM 2012-9W57 Mortgage Trust, Class A, 2.365%, 2–10–29 (A)	2,250	2,286
Connecticut Avenue Securities, Series 2013-C01, 1.137%, 5–25–24 (B)	1,193	1,186
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	246	250
5.200%, 12–15–35 (A)(B)	300	315
Credit Suisse Mortgage Trust 2014-ICE, Class C, 1.734%, 4–15–27 (A)(B)	4,225	4,206
CWHEQ Home Equity Loan Trust, Series 2007-S2, 5.934%, 5–25–37 (B)	301	275
First Horizon Mortgage Pass-Through Trust 2007-4, 5.500%, 8–25–22	48	47

GMACM Home Equity Loan Trust 2007-HE1, 5.952%, 8–25–37 (B)	570	526
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7, 6.400%, 10–15–18	11	11
Helios Leasing I LLC, 2.018%, 5–29–24	1,100	1,095
JPMorgan Mortgage Trust 2004-A3, 2.581%, 7–25–34 (B)	172	172
Mellon Residential Funding, 6.750%, 6–25–28	1	1
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2, 6.250%, 12–10–29	427	427
Morgan Stanley BAML Trust 2015-C22, Class A4, 3.306%, 5–15–46	100	99
Morgan Stanley Capital I Trust 2012-STAR, Class A-2, 3.201%, 8–5–34 (A)	1,350	1,355
Morgan Stanley Capital I Trust 2012-STAR, Class B, 3.451%, 8–5–34 (A)	930	934
Morgan Stanley Capital I Trust, Series 2012-C4, 1.085%, 3–15–45	150	150
Origen Manufactured Housing Contract Trust 2004-A, 5.700%, 1–15–35	416	429
Origen Manufactured Housing Contract Trust 2004-B, 5.730%, 11–15–35 (B)	480	499
Origen Manufactured Housing Contract Trust 2005-A, 5.860%, 6–15–36 (B)	53	56
Origen Manufactured Housing Contract Trust 2005-B, 5.910%, 1–15–37	682	715
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	—	*
7.882%, 9–28–24 (A)(B)	2	1
RASC, Series 2003-KS10 Trust, 6.410%, 12–25–33	159	97
RFMSI, Series 2004-S5 Trust, 4.500%, 5–25–19	86	51
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1, 6.885%, 12–25–30 (B)	742	546
Structured Asset Mortgage Investments, Inc., 1.795%, 5–2–30 (B)	6	2
TimberStar Trust I, 6.208%, 10–15–36 (A)	1,560	1,599

		21,929

TOTAL MORTGAGE-BACKED SECURITIES – 8.2%		$61,424
(Cost: $62,683)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T, 3.435%, 12–15–25	470	486

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A, 7.016%, 10–1–40	520	610

New York – 0.8%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10–1–51	3,190	3,362
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10–1–62	3,000	2,883

		6,245

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9–1–40	1,205	1,314

TOTAL MUNICIPAL BONDS – TAXABLE – 1.2%		$8,655
(Cost: $8,270)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.4%
Federal Farm Credit Bank, 2.990%, 2–4–28	3,600	3,451

Mortgage-Backed Obligations – 23.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
1.835%, 8–25–24 (B)	1,837	1,842
2.385%, 9–25–24 (B)	4,000	3,971
5.300%, 1–15–33	113	124
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	52	54
5.500%, 9–1–19	90	94
5.000%, 4–1–23	343	371
3.500%, 8–1–26	754	797
2.500%, 3–1–28	776	791
2.500%, 4–1–28	762	777
5.000%, 5–1–29	78	86
3.500%, 5–1–32	1,565	1,631
6.500%, 9–1–32	54	63
6.000%, 11–1–33	69	79
5.500%, 5–1–34	583	660
6.500%, 5–1–34	140	162
5.500%, 6–1–34	184	207
5.000%, 9–1–34	3	4
5.500%, 9–1–34	7	8
5.500%, 10–1–34	259	293
5.500%, 7–1–35	87	98
5.000%, 8–1–35	88	97
5.500%, 10–1–35	81	92
5.000%, 11–1–35	207	228
5.000%, 12–1–35	57	63
6.500%, 7–1–36	104	122
7.000%, 12–1–37	99	118
5.500%, 2–1–39	416	469
5.000%, 11–1–39	203	227
5.000%, 1–1–40	1,118	1,240
5.000%, 3–1–40	1,803	2,022
5.000%, 4–1–40	391	434
5.000%, 8–1–40	377	418

4.000%, 10–1–40	1,052	1,116
4.000%, 11–1–40	1,011	1,080
4.500%, 1–1–41	1,171	1,269
4.000%, 2–1–41	1,884	2,001
4.000%, 3–1–41	574	612
4.500%, 3–1–41	513	558
4.500%, 4–1–41	1,346	1,476
4.000%, 6–1–41	640	683
4.000%, 8–1–41	474	502
4.000%, 11–1–41	5,125	5,439
3.500%, 3–1–42	2,168	2,233
3.000%, 8–1–42	1,564	1,556
3.500%, 8–1–42	3,932	4,048
3.000%, 1–1–43	1,707	1,699
3.000%, 2–1–43	2,100	2,089
3.500%, 12–1–44	6,622	6,806
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	8	8
6.000%, 1–1–18	30	31
5.500%, 2–1–18	33	35
5.500%, 3–1–18	7	7
5.000%, 5–1–18	120	125
5.000%, 6–1–18	27	29
5.000%, 7–1–18	13	13
5.000%, 10–1–18	84	88
5.500%, 9–1–19	33	35
3.000%, 9–1–22	1,078	1,120
5.000%, 7–1–23	178	197
6.000%, 8–1–23	179	194
5.500%, 2–1–24	72	81
4.500%, 4–1–25	310	331
3.500%, 7–1–25 TBA	125	132
3.500%, 11–1–25	507	537
3.500%, 6–1–26	827	874
3.000%, 7–1–27	3,130	3,238
2.500%, 11–1–27	1,488	1,494
2.500%, 7–1–28	705	712
6.000%, 8–1–29	60	69
7.500%, 5–1–31	29	34
7.000%, 9–1–31	8	9
7.000%, 11–1–31	115	138
6.500%, 12–1–31	11	13
6.500%, 2–1–32	118	137
7.000%, 2–1–32	85	99
7.000%, 3–1–32	140	169
6.500%, 4–1–32	22	26
6.500%, 5–1–32	51	59
6.500%, 7–1–32	14	16
6.500%, 8–1–32	23	26
6.000%, 9–1–32	24	28
6.500%, 9–1–32	60	70
6.000%, 10–1–32	460	532
6.500%, 10–1–32	50	59
6.000%, 11–1–32	339	391
3.500%, 12–1–32	2,241	2,340
6.000%, 3–1–33	586	678
5.500%, 4–1–33	343	392
6.000%, 4–1–33	31	36
5.500%, 5–1–33	43	49
6.000%, 6–1–33	160	183
6.500%, 8–1–33	18	20
6.000%, 10–1–33	42	48
6.000%, 12–1–33	102	118
5.500%, 1–1–34	101	114
5.500%, 1–1–34	101	113

6.000%, 1–1–34	65	74
5.000%, 3–1–34	369	409
5.000%, 3–1–34	35	39
5.500%, 3–1–34	41	47
5.500%, 4–1–34	40	45
5.000%, 5–1–34	28	31
6.000%, 8–1–34	91	103
5.500%, 9–1–34	295	336
6.000%, 9–1–34	113	129
6.500%, 9–1–34	200	230
5.500%, 11–1–34	438	494
6.000%, 11–1–34	171	194
6.500%, 11–1–34	12	15
5.000%, 12–1–34	595	660
5.500%, 1–1–35	314	357
5.500%, 1–1–35	71	80
5.500%, 2–1–35	747	850
5.500%, 2–1–35	96	108
6.500%, 3–1–35	215	251
5.000%, 4–1–35	112	124
5.500%, 4–1–35	208	235
4.500%, 5–1–35	409	444
5.500%, 6–1–35	11	13
4.500%, 7–1–35	305	330
5.000%, 7–1–35	669	742
5.000%, 7–1–35	141	156
5.500%, 7–1–35	102	116
5.500%, 8–1–35	13	15
5.500%, 10–1–35	409	468
5.500%, 11–1–35	250	282
5.500%, 12–1–35	255	287
5.000%, 2–1–36	63	70
5.500%, 2–1–36	224	245
6.500%, 2–1–36	54	62
5.500%, 9–1–36	294	331
5.500%, 11–1–36	142	159
6.000%, 11–1–36	83	94
6.000%, 1–1–37	55	62
6.000%, 5–1–37	153	177
5.500%, 6–1–37	75	86
6.000%, 8–1–37	83	94
6.000%, 9–1–37	105	122
7.000%, 10–1–37	17	18
5.500%, 3–1–38	267	305
5.000%, 4–1–38	352	397
5.500%, 5–1–38	172	193
6.000%, 10–1–38	274	312
6.000%, 12–1–38	158	182
4.500%, 6–1–39	215	235
5.000%, 12–1–39	479	541
5.500%, 12–1–39	327	371
5.000%, 3–1–40	1,212	1,350
6.000%, 6–1–40	170	193
4.500%, 10–1–40	1,089	1,179
4.000%, 12–1–40	1,456	1,546
3.500%, 4–1–41	2,355	2,430
4.000%, 4–1–41	1,442	1,537
4.500%, 4–1–41	2,471	2,688
5.000%, 4–1–41	303	342
4.500%, 7–1–41	1,348	1,460
4.000%, 8–1–41	1,089	1,155
4.000%, 9–1–41	1,753	1,867
4.000%, 10–1–41	1,791	1,907
3.500%, 11–1–41	3,893	4,019
3.500%, 1–1–42	3,642	3,758
3.000%, 3–1–42	1,455	1,454
3.500%, 7–1–42	14,490	14,904

3.500%, 8–1–42	2,375	2,450
3.000%, 9–1–42	2,426	2,424
3.500%, 1–1–43	1,297	1,338
3.500%, 2–1–43	1,668	1,726
3.500%, 3–1–43	2,453	2,535
3.000%, 5–1–43	8,448	8,436
4.000%, 1–1–44	1,442	1,543
3.000%, 7–1–44	695	691
3.500%, 5–1–45	2,377	2,448
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (B)(D)	127	—	*
0.000%, 3–16–42 (B)(D)(E)	684	—	*
0.120%, 6–17–45 (B)(D)	910	3
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	62	68
4.000%, 8–20–31	790	847
5.000%, 7–15–33	210	235
5.000%, 7–15–34	159	177
5.500%, 12–15–34	203	232
5.000%, 1–15–35	240	266
5.000%, 12–15–35	374	416
4.000%, 6–20–36	1,143	1,225
5.500%, 7–15–38	196	224
5.500%, 10–15–38	261	301
5.500%, 2–15–39	112	127
5.000%, 12–15–39	180	204
5.000%, 1–15–40	1,220	1,358
4.500%, 6–15–40	604	671
5.000%, 7–15–40	385	427
4.000%, 12–20–40	672	726
4.000%, 1–15–41	989	1,053
4.000%, 10–15–41	592	636
3.500%, 10–20–43	2,471	2,567
4.000%, 12–20–44	1,212	1,283
3.500%, 2–20–45	4,820	5,017
3.000%, 3–15–45	3,980	4,017
3.000%, 3–20–45	2,478	2,501
3.500%, 3–20–45	2,951	3,073
3.500%, 4–20–45	6,462	6,729
3.000%, 7–1–45	365	368
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1, 7.235%, 2–15–25 (B)	77	88
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2, 7.793%, 2–15–25	25	28

		178,023

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 24.3%		$181,474
(Cost: $180,329)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.9%
U.S. Treasury Bonds:
5.375%, 2–15–31 (F)	4,940	6,627
2.500%, 2–15–45	20,778	18,200

U.S. Treasury Notes:
0.500%, 3–31–17	4,000	3,994
0.875%, 5–15–17	1,960	1,969
0.875%, 1–31–18	2,575	2,575
0.750%, 4–15–18	2,500	2,485
1.500%, 5–31–20	14,325	14,232
1.750%, 3–31–22	17,135	16,809
2.125%, 5–15–25	7,035	6,896

		73,787

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.9%		$73,787
(Cost: $73,598)

SHORT-TERM SECURITIES
Commercial Paper (G) – 8.0%
Becton Dickinson & Co., 0.420%, 7–1–15	6,000	6,000
Bemis Co., Inc., 0.370%, 7–9–15	8,000	7,999
Ecolab, Inc., 0.440%, 7–16–15	601	601
EMC Corp., 0.130%, 7–13–15	10,000	9,999
General Mills, Inc., 0.370%, 7–1–15	9,000	9,000
J.M. Smucker Co. (The), 0.350%, 7–1–15	2,290	2,290
Mondelez International, Inc., 0.420%, 7–22–15	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG), 0.080%, 7–7–15	10,000	10,000
Siemens Capital Co. LLC (GTD by Siemens AG), 0.150%, 8–25–15	5,000	4,999
Wisconsin Gas LLC, 0.140%, 7–14–15	3,000	3,000

		58,887

Master Note – 0.2%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (H)	1,820	1,820

TOTAL SHORT-TERM SECURITIES – 8.2%		$60,707
(Cost: $60,707)

TOTAL INVESTMENT SECURITIES – 101.7%		$758,139
(Cost: $757,605)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(12,505)

NET ASSETS – 100.0%		$745,634

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $114,126 or 15.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Zero coupon bond.

(F)	All or a portion of securities with an aggregate value of $282 have been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at June 30, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	9-30-15	162	$(20,440)	$174
U.S. Treasury Long Bond	Short	9-30-15	70	(10,559)	293
				$(30,999)	$467

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$6,828	$1,566	$—
Asset-Backed Securities	—	78,737	934
Corporate Debt Securities	—	284,027	—
Mortgage-Backed Securities	—	61,422	2
Municipal Bonds	—	8,655	—
United States Government Agency Obligations	—	181,474	—
United States Government Obligations	—	73,787	—
Short-Term Securities	—	60,707	—
Total	$6,828	$750,375	$936
Futures Contracts	$467	$—	$—

During the period ended June 30, 2015, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$757,605

Gross unrealized appreciation	12,237
Gross unrealized depreciation	(11,703)

Net unrealized appreciation	$534

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	64	$8,431

Auto Parts & Equipment – 3.7%
Delphi Automotive plc	288	24,463
Magna International, Inc.	303	17,001

		41,464

Broadcasting – 1.8%
CBS Corp., Class B	367	20,359

Cable & Satellite – 1.8%
Comcast Corp., Class A	345	20,730

General Merchandise Stores – 2.7%
Dollar General Corp.	398	30,964

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	221	24,504

Hotels, Resorts & Cruise Lines – 1.3%
Hilton Worldwide Holdings, Inc. (A)	557	15,337

Internet Retail – 1.5%
Amazon.com, Inc. (A)	38	16,539

Restaurants – 1.5%
Starbucks Corp.	314	16,841

Total Consumer Discretionary – 17.2%		195,169
Consumer Staples

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	211	25,498

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corp.	151	20,367

Packaged Foods & Meats – 1.0%
Kraft Foods Group, Inc.	136	11,570

Tobacco – 2.9%
Philip Morris International, Inc.	410	32,908

Total Consumer Staples – 8.0%		90,343

Energy

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	581	18,325
Cimarex Energy Co.	75	8,310
EOG Resources, Inc.	80	6,969
Noble Energy, Inc.	351	14,998

		48,602

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	154	12,382

Oil & Gas Storage & Transportation – 1.6%
MarkWest Energy Partners L.P.	317	17,867

Total Energy – 7.0%		78,851
Financials

Consumer Finance – 2.2%
Capital One Financial Corp.	281	24,702

Multi-Line Insurance – 1.9%
American International Group, Inc.	356	21,983

Other Diversified Financial Services – 5.6%
Citigroup, Inc.	903	49,865
JPMorgan Chase & Co.	201	13,613

		63,478

Total Financials – 9.7%		110,163
Health Care

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (A)	154	27,748
Celgene Corp. (A)	186	21,538

		49,286

Health Care Equipment – 2.6%
Medtronic plc (A)	396	29,307

Health Care Facilities – 1.7%
HCA Holdings, Inc. (A)	212	19,233

Managed Health Care – 1.6%
Humana, Inc.	93	17,712

Pharmaceuticals – 12.0%
Allergan plc (A)	124	37,508
Bristol-Myers Squibb Co.	455	30,276
Shire Pharmaceuticals Group plc ADR	119	28,616
Teva Pharmaceutical Industries Ltd. ADR	674	39,839

		136,239

Total Health Care – 22.2%		251,777

Industrials

Aerospace & Defense – 3.5%
Boeing Co. (The)	169	23,499
Rockwell Collins, Inc.	172	15,894

		39,393

Railroads – 4.6%
Canadian Pacific Railway Ltd.	123	19,773
Kansas City Southern	203	18,532
Union Pacific Corp.	146	13,876

		52,181

Total Industrials – 8.1%		91,574
Information Technology

Application Software – 3.9%
Adobe Systems, Inc. (A)	360	29,148
Autodesk, Inc. (A)	297	14,877

		44,025

Data Processing & Outsourced Services – 2.0%
MasterCard, Inc., Class A	240	22,435

Internet Software & Services – 1.4%
Google, Inc., Class A (A)	30	16,201

IT Consulting & Other Services – 2.2%
Cognizant Technology Solutions Corp., Class A (A)	398	24,290

Semiconductor Equipment – 2.5%
Applied Materials, Inc.	1,495	28,730

Semiconductors – 3.5%
NXP Semiconductors N.V. (A)	142	13,905
Texas Instruments, Inc.	496	25,570

		39,475

Systems Software – 2.7%
Microsoft Corp.	703	31,046

Total Information Technology – 18.2%		206,202
Materials

Diversified Chemicals – 2.1%
PPG Industries, Inc.	202	23,208

Industrial Gases – 2.1%
Air Products and Chemicals, Inc.	174	23,849

Total Materials – 4.2%		47,057

Telecommunication Services

Alternative Carriers – 1.6%
Level 3 Communications, Inc. (A)	345	18,171

Wireless Telecommunication Service – 2.0%
American Tower Corp., Class A	247	23,024

Total Telecommunication Services – 3.6%		41,195

TOTAL COMMON STOCKS – 98.2%		$1,112,331
(Cost: $948,652)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.9%
Army & Air Force Exchange Service,
0.100%, 7–10–15	$7,000	7,000
Becton Dickinson & Co.,
0.420%, 7–1–15	5,000	5,000
J.M. Smucker Co. (The),
0.350%, 7–1–15	2,595	2,595
Novartis Finance Corp. (GTD by Novartis AG),
0.070%, 7–8–15	3,000	3,000
Siemens Capital Co. LLC (GTD by Siemens AG),
0.110%, 7–29–15	4,000	3,999

		21,594

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (C)	918	918

TOTAL SHORT-TERM SECURITIES – 2.0%		$22,512
(Cost: $22,513)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,134,843
(Cost: $971,165)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,651)

NET ASSETS – 100.0%		$1,132,192

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,112,331	$—	$—
Short-Term Securities	—	22,512	—
Total	$1,112,331	$22,512	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$971,165

Gross unrealized appreciation	185,776
Gross unrealized depreciation	(22,098)

Net unrealized appreciation	$163,678

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil

Energy – 0.0%
HRT Participacoes Em Petroleo S.A. (A)	28	$37

Financials – 1.0%
BR Properties S.A.	821	2,774

Total Brazil – 1.0%		$2,811
Canada

Energy – 1.5%
Cenovus Energy, Inc.	287	4,593

Materials – 2.1%
Canfor Corp. (A)	285	6,211

Total Canada – 3.6%		$10,804
France

Industrials – 5.6%
Compagnie de Saint-Gobain	160	7,197
Vallourec	85	1,736
Vinci	135	7,796

		16,729

Total France – 5.6%		$16,729
Germany

Consumer Discretionary – 2.8%
adidas AG	110	8,395

Financials – 3.5%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	59	10,393

Total Germany – 6.3%		$18,788
Greece

Consumer Discretionary – 0.3%
Intralot S.A. Integrated Lottery Systems and Services (A)	619	995

Financials – 1.1%
EFG Eurobank Ergasias S.A. (A)	23,777	3,176

Total Greece – 1.4%		$4,171
Hong Kong

Consumer Discretionary – 1.5%
Melco PBL Entertainment (Macau) Ltd. ADR	220	4,320

Financials – 2.5%
Cheung Kong (Holdings) Ltd.	158	2,322

First Pacific Co. Ltd.	6,167	5,203

		7,525

Total Hong Kong – 4.0%		$11,845
Italy

Consumer Discretionary – 4.4%
Mediaset S.p.A.	2,696	12,959

Total Italy – 4.4%		$12,959
Japan

Consumer Discretionary – 7.0%
Honda Motor Co. Ltd.	191	6,176
SANKYO Co. Ltd.	301	10,673
Sega Sammy Holdings, Inc.	299	3,910

		20,759

Total Japan – 7.0%		$20,759
Luxembourg

Energy – 1.5%
Tenaris S.A.	326	4,385

Total Luxembourg – 1.5%		$4,385
Netherlands

Industrials – 1.4%
TNT Express N.V.	503	4,264

Total Netherlands – 1.4%		$4,264
South Korea

Consumer Discretionary – 3.9%
Hyundai Motor Co.	94	11,403

Consumer Staples – 0.2%
Nongshim Co. Ltd.	3	709

Materials – 5.0%
POSCO	61	12,295
POSCO ADR	54	2,655

		14,950

Total South Korea – 9.1%		$27,062
United Kingdom

Energy – 1.2%
BP plc ADR	86	3,440

Industrials – 2.9%
Group 4 Securicor plc	2,059	8,688

Total United Kingdom – 4.1%		$12,128

United States

Consumer Discretionary – 2.7%
GameStop Corp., Class A	190	8,145
Tri Pointe Homes LLC (A)	1	12

		8,157

Energy – 7.7%
Apache Corp.	81	4,662
Chesapeake Energy Corp.	564	6,304
Helmerich & Payne, Inc.	15	1,035
Rowan Cos., Inc.	325	6,869
Transocean Ltd.	243	3,911

		22,781

Financials – 20.4%
American International Group, Inc.	388	23,991
Bank of America Corp.	891	15,173
Citigroup, Inc.	386	21,342

		60,506

Information Technology – 2.8%
Microsoft Corp.	190	8,380

Total United States – 33.6%		$99,824

TOTAL COMMON STOCKS – 83.0%		$246,529
(Cost: $223,876)

PREFERRED STOCKS
United States

Energy – 2.5%
Chesapeake Energy Corp., 5.750%, Convertible (B)	10	7,313

Total United States – 2.5%		$7,313

TOTAL PREFERRED STOCKS – 2.5%		$7,313
(Cost: $10,733)

CORPORATE DEBT SECURITIES	Principal
Canada

Telecommunication Services – 3.2%
BlackBerry Ltd., Convertible 6.000%, 11–13–20	$7,020	9,407

Total Canada – 3.2%		$9,407

TOTAL CORPORATE DEBT SECURITIES – 3.2%		$9,407
(Cost: $7,020)

OTHER GOVERNMENT SECURITIES (C)
Greece – 0.0%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR	18	9
2.000%, 2–24–24 (D)		18	9
2.000%, 2–24–25 (D)		18	8
2.000%, 2–24–26 (D)		18	8
2.000%, 2–24–27 (D)		18	8
2.000%, 2–24–28 (D)		19	9
2.000%, 2–24–29 (D)		19	9
2.000%, 2–24–30 (D)		19	9
2.000%, 2–24–31 (D)		19	8
2.000%, 2–24–32 (D)		19	8
2.000%, 2–24–33 (D)		19	8
2.000%, 2–24–34 (D)		19	8
2.000%, 2–24–35 (D)		19	8
2.000%, 2–24–36 (D)		19	8
2.000%, 2–24–37 (D)		19	8
2.000%, 2–24–38 (D)		19	8
2.000%, 2–24–39 (D)		19	8
2.000%, 2–24–40 (D)		19	8
2.000%, 2–24–41 (D)		19	8
2.000%, 2–24–42 (D)		19	8
0.000%, 10–15–42 (D)(E)		378	2

			167

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%			$167
(Cost: $92)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 10.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (F)		$17,250	17,250
0.110%, 7–3–15 (F)		2,256	2,256
0.110%, 7–7–15 (F)		11,054	11,054

			30,560

TOTAL SHORT-TERM SECURITIES – 10.3%			$30,560
(Cost: $30,560)

TOTAL INVESTMENT SECURITIES – 99.0%			$293,976
(Cost: $272,281)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%			2,996

NET ASSETS – 100.0%			$296,972

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $7,313 or 2.5% of net assets.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E)	Zero coupon bond.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	1,188,000	U.S. Dollar	9,957	7-8-15	Morgan Stanley International	$249	$—
Euro	23,510	U.S. Dollar	26,513	10-16-15	Morgan Stanley International	261	—
Japanese Yen	1,134,900	U.S. Dollar	9,168	10-28-15	Morgan Stanley International	—	123
British Pound	3,060	U.S. Dollar	4,725	7-17-15	State Street Global Markets	—	83
Euro	4,100	U.S. Dollar	4,679	9-4-15	State Street Global Markets	104	—
Japanese Yen	75,000	U.S. Dollar	625	9-9-15	State Street Global Markets	12	—
						$626	$206

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$65,993	$995	$—
Consumer Staples	709	—	—
Energy	35,236	—	—
Financials	81,198	3,176	—
Industrials	29,681	—	—
Information Technology	8,380	—	—
Materials	21,161	—	—
Total Common Stocks	$242,358	$4,171	$—
Preferred Stocks	—	7,313	—
Corporate Debt Securities	—	9,407	—
Other Government Securities	—	167	—
Short-Term Securities	—	30,560	—
Total	$242,358	$51,618	$—
Forward Foreign Currency Contracts	$—	$626	$—
Liabilities
Forward Foreign Currency Contracts	$—	$206	$—

During the period ended June 30, 2015, securities totaling $9,127 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $3,695 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$272,281

Gross unrealized appreciation	55,070
Gross unrealized depreciation	(33,375)

Net unrealized appreciation	$21,695

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Advertising – 1.6%
Omnicom Group, Inc.	94	$6,563

Apparel Retail – 1.5%
Limited Brands, Inc.	69	5,946

Automobile Manufacturers – 1.0%
Ford Motor Co.	287	4,313

Cable & Satellite – 3.9%
Comcast Corp., Class A	92	5,521
Time Warner Cable, Inc.	58	10,369

		15,890

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	68	7,568

Restaurants – 2.8%
McDonald’s Corp.	119	11,280

Total Consumer Discretionary – 12.7%		51,560
Consumer Staples

Brewers – 2.1%
Anheuser-Busch InBev S.A. ADR	69	8,272

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Co.	42	3,789

Tobacco – 2.3%
Philip Morris International, Inc.	116	9,336

Total Consumer Staples – 5.3%		21,397
Energy

Integrated Oil & Gas – 1.6%
Occidental Petroleum Corp.	83	6,478

Oil & Gas Storage & Transportation – 5.1%
Energy Transfer Equity L.P.	177	11,361
MarkWest Energy Partners L.P.	128	7,194
Plains GP Holdings L.P., Class A	81	2,095

		20,650

Total Energy – 6.7%		27,128
Financials

Diversified Banks – 1.6%
Wells Fargo & Co.	118	6,659

Industrial REITs – 1.3%
ProLogis	136	5,040

Other Diversified Financial Services – 7.1%
Citigroup, Inc.	271	14,976
JPMorgan Chase & Co.	202	13,711

		28,687

Property & Casualty Insurance – 1.0%
ACE Ltd.	40	4,067

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	80	7,695

Specialized REITs – 2.1%
Crown Castle International Corp.	107	8,564

Total Financials – 15.0%		60,712
Health Care

Health Care Equipment – 3.2%
Medtronic plc	177	13,134

Pharmaceuticals – 15.4%
AbbVie, Inc.	99	6,635
Bristol-Myers Squibb Co.	204	13,602
Johnson & Johnson	78	7,602
Merck & Co., Inc.	121	6,897
Pfizer, Inc.	404	13,539
Teva Pharmaceutical Industries Ltd. ADR	240	14,169

		62,444

Total Health Care – 18.6%		75,578
Industrials

Aerospace & Defense – 4.7%
Boeing Co. (The)	60	8,282
Honeywell International, Inc.	105	10,681

		18,963

Commercial Printing – 1.7%
Corrections Corp. of America	208	6,883

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	49	4,120

Industrial Machinery – 2.6%
Eaton Corp.	157	10,589

Railroads – 2.6%
Union Pacific Corp.	110	10,524

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	143	6,420

Total Industrials – 14.2%		57,499

Information Technology

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	127	5,944

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	655	12,585

Semiconductors – 3.1%
Analog Devices, Inc.	62	3,996
Texas Instruments, Inc.	170	8,746

		12,742

Systems Software – 3.0%
Microsoft Corp.	272	12,024

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	17	2,126
Seagate Technology	122	5,807

		7,933

Total Information Technology – 12.6%		51,228
Materials

Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	106	5,424
PPG Industries, Inc.	65	7,457

		12,881

Industrial Gases – 1.2%
Air Products and Chemicals, Inc.	36	4,885

Total Materials – 4.4%		17,766
Utilities

Electric Utilities – 1.4%
PPL Corp.	199	5,859

Total Utilities – 1.4%		5,859

TOTAL COMMON STOCKS – 90.9%		$368,727
(Cost: $291,053)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.3%
Air Products and Chemicals, Inc., 0.130%, 7–9–15	$4,000	4,000
EMC Corp., 0.110%, 7–16–15	8,000	8,000
Kroger Co. (The), 0.430%, 7–20–15	4,000	3,999
St. Jude Medical, Inc., 0.270%, 7–23–15	6,000	5,999
Wisconsin Electric Power Co., 0.150%, 7–1–15	3,417	3,417

		25,415

Master Note – 1.5%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (C)	6,078	6,078

TOTAL SHORT-TERM SECURITIES – 7.8%		$31,493
(Cost: $31,492)

TOTAL INVESTMENT SECURITIES – 98.7%		$400,220
(Cost: $322,545)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		5,427

NET ASSETS – 100.0%		$405,647

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$368,727	$—	$—
Short-Term Securities	—	31,493	—
Total	$368,727	$31,493	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$322,545

Gross unrealized appreciation	83,247
Gross unrealized depreciation	(5,572)

Net unrealized appreciation	$77,675

SCHEDULE OF INVESTMENTS
Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil

Consumer Staples – 4.3%
BRF-Brasil Foods S.A.	395	$8,351
Hypermarcas S.A. (A)	1,245	9,080
Raia Drogasil S.A.	1,014	13,075

		30,506

Energy – 0.9%
Petroleo Brasileiro S.A. (A)	1,569	6,429

Financials – 1.5%
Itau Unibanco Holdings S.A.	979	10,785

Total Brazil – 6.7%		$47,720
China

Consumer Discretionary – 4.9%
Bona Film Group Ltd. ADR (A)(B)	453	5,526
Geely Automobile Holdings Ltd.	14,465	7,726
Red Star Macalline Group Corp. (A)(C)	13,000	21,299

		34,551

Consumer Staples – 3.7%
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	606	8,168
Kweichow Moutai Co. Ltd., Class A (A)	442	18,346

		26,514

Financials – 7.7%
BOC Hong Kong (Holdings) Ltd., H Shares	21,655	14,080
China Cinda Asset Management Co. Ltd., H Shares (A)	11,996	6,685
Country Garden Holdings Co. Ltd.	13,245	5,827
Industrial and Commercial Bank of China Ltd., H Shares	8,246	6,553
Ping An Insurance (Group) Co. of China Ltd., A Shares	985	13,012
Ping An Insurance (Group) Co. of China Ltd., H Shares	641	8,658

		54,815

Health Care – 1.6%
CSPC Pharmaceutical Group Ltd.	11,103	10,972

Industrials – 6.5%
CAR, Inc. (A)	18,235	38,815
Zhuzhou CSR Times Electric Co. Ltd., H Shares	922	6,911

		45,726

Information Technology – 4.6%
GCL-Poly Energy Holdings Ltd.	23,052	5,323
Legend Holdings Corp. (A)(C)	1,485	8,305
Tencent Holdings Ltd.	563	11,230
YY, Inc. ADR (A)	106	7,367

		32,225

Materials – 1.1%
Maanshan Iron & Steel Co. Ltd. (A)	23,086	7,952

Telecommunication Services – 1.2%
China Unicom Ltd.	5,548	8,732

Utilities – 0.8%
Huadian Fuxin Energy Corp. Ltd., H Shares	12,435	5,952

Total China – 32.1%		$227,439
Hong Kong

Financials – 1.0%
China Everbright Ltd.	1,962	6,809

Materials – 3.5%
Fosun International Ltd.	10,667	25,100

Total Hong Kong – 4.5%		$31,909
India

Consumer Discretionary – 3.0%
Cox and Kings (India) Ltd.	611	2,253
Maruti Suzuki India Ltd.	187	11,795
Page Industries Ltd.	30	7,105

		21,153

Consumer Staples – 0.9%
ITC Ltd.	1,369	6,774

Energy – 1.7%
Coal India Ltd.	1,806	11,948

Financials – 4.6%
Axis Bank Ltd. (A)	1,054	9,251
HDFC Bank Ltd. (A)	435	7,288
Prestige Estates Projects Ltd. (A)	1,772	6,878
State Bank of India	2,185	9,016

		32,433

Industrials – 2.3%
Larsen & Toubro Ltd.	572	16,007

Information Technology – 1.3%
HCL Technologies Ltd.	636	9,179

Total India – 13.8%		$97,494
Indonesia

Financials – 1.0%
PT Lippo Karawaci Tbk	81,662	7,227

Industrials – 0.6%
PT Jasa Marga (Persero) Tbk	10,602	4,354

Total Indonesia – 1.6%		$11,581

Israel

Health Care – 1.4%
Teva Pharmaceutical Industries Ltd. ADR (B)	163	9,624

Total Israel – 1.4%		$9,624
Mexico

Industrials – 0.6%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (A)	379	4,057

Materials – 1.2%
CEMEX S.A.B. de C.V. (A)	9,598	8,805

Total Mexico – 1.8%		$12,862
Netherlands

Information Technology – 1.1%
Yandex N.V., Class A (A)	519	7,906

Total Netherlands – 1.1%		$7,906
Russia

Consumer Staples – 1.4%
Magnit PJSC GDR	171	9,500

Energy – 0.9%
OAO LUKOIL ADR	148	6,531

Financials – 1.3%
Sberbank of Russia ADR	1,763	9,204

Materials – 0.4%
MMC Norilsk Nickel ADR (B)	180	3,052

Total Russia – 4.0%		$28,287
South Africa

Consumer Discretionary – 2.4%
Naspers Ltd., Class N	108	16,802

Energy – 0.8%
Sasol Ltd.	160	5,931

Health Care – 0.7%
Aspen Pharmacare Holdings Ltd.	169	5,014

Total South Africa – 3.9%		$27,747
South Korea

Consumer Discretionary – 1.6%
Hotel Shilla Co. Ltd.	116	11,642

Financials – 2.3%
Samsung Fire & Marine Insurance Co. Ltd.	29	7,593
Shinhan Financial Group Co. Ltd.	240	8,940

		16,533

Health Care – 1.3%
Celltrion, Inc.	136	9,497

Industrials – 0.6%
GLOVIS Co. Ltd.	22	4,057

Information Technology – 1.8%
Samsung Electronics Co. Ltd.	11	13,027

Materials – 1.6%
LG Chem Ltd.	45	11,213

Utilities – 1.5%
Korea Electric Power Corp.	250	10,251

Total South Korea – 10.7%		$76,220
Taiwan

Information Technology – 8.2%
Advanced Semiconductor Engineering, Inc.	4,909	6,651
Catcher Technology Co. Ltd.	813	10,171
Chipbond Technology Corp.	3,155	6,820
Delta Electronics, Inc.	1,250	6,401
Taiwan Semiconductor Manufacturing Co. Ltd.	2,860	13,024
TPK Holding Co. Ltd.	1,554	8,990
Zhen Ding Technology Holding Ltd.	1,793	6,276

		58,333

Total Taiwan – 8.2%		$58,333
Thailand

Consumer Discretionary – 1.1%
Minor International Public Co. Ltd.	8,551	7,595

Financials – 0.4%
Kasikornbank Public Co. Ltd.	530	2,965

Total Thailand – 1.5%		$10,560
Turkey

Financials – 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,442	5,604

Total Turkey – 0.8%		$5,604
United States

Energy – 0.3%
Halliburton Co. (B)	40	1,723

Information Technology – 1.0%
Qihoo 360 Technology Co. Ltd. (A)(B)	107	7,256

Total United States – 1.3%		$8,979

TOTAL COMMON STOCKS – 93.4%		$662,265
(Cost: $573,306)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Baidu.com, Inc. ADR, Call $230.00, Expires 12-18-15	343	212
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Put $45.00, Expires 7–17–15	2,200	457
Freeport-McMoRan Copper & Gold, Inc., Class B:
Call $25.00, Expires 7–17–15	1,500	7
Call $26.00, Expires 8–21–15	1,500	6
Halliburton Co.:
Call $47.50, Expires 7–17–15	400	3
Call $50.00, Expires 7–17–15	725	1
ICICI Bank Ltd. ADR, Call $12.50, Expires 1-15-16, OTC (Ctrpty: UBS AG)	2,500	80
iShares China Large-Cap ETF, Put $44.00, Expires 7–17–15, OTC (Ctrpty: Citibank N.A.)	3,700	168
PetroChina Co. Ltd., H Shares, Call HKD9.00, Expires 8-28-15, OTC (Ctrpty: Deutsche Bank AG) (D)	3,220	199
Vale S.A. ADR, Call $9.00, Expires 9–18–15	8,750	22
YPF Sociedad Amonima ADR, Call $33.00, Expires 7–17–15, OTC (Ctrpty: UBS AG)	2,000	5

TOTAL PURCHASED OPTIONS – 0.2%		$1,160
(Cost: $2,452)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 0.7%
General Mills, Inc. 0.360%, 7– 6–15	$5,000	5,000

Master Note – 0.1%
Toyota Motor Credit Corp. 0.140%, 7–1–15 (F)	1,062	1,062

Municipal Obligations – 2.0%
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (Var Rate Demand Bonds) 0.060%, 7– 7–15 (F)	14,000	14,000

TOTAL SHORT-TERM SECURITIES – 2.8%		$20,062
(Cost: $20,062)

TOTAL INVESTMENT SECURITIES – 96.4%		$683,487
(Cost: $595,820)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B)(G) – 3.6%		25,551

NET ASSETS – 100.0%		$709,038

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Cash of $3,450 and all or a portion of securities with an aggregate value of $17,149 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $29,604 or 4.2% of net assets.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (HKD – Hong Kong Dollar).

(E)	Rate shown is the yield to maturity at June 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(G)	Cash of $1,915 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following total return swap agreements were outstanding at June 30, 2015:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
UBS AG	3,870,000	Daqin Railway Co. Ltd.	12/17/2015	$8,569	USD LIBOR + 0.700%	$171

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
Baidu.com, Inc. ADR	N/A	Put	343	December 2015		$180.00	$291	$(281)
Freeport-McMoRan Copper & Gold, Inc., Class B	N/A	Put	1,500	July 2015		22.00	145	(536)
	N/A	Put	1,500	August 2015		21.00	144	(422)
Halliburton Co.	N/A	Put	400	July 2015		41.00	50	(14)
	N/A	Put	725	July 2015		44.00	70	(111)
	N/A	Call	725	July 2015		55.00	17	(1)
ICICI Bank Ltd. ADR	UBS AG	Put	2,500	January 2016		11.00	241	(311)
	UBS AG	Call	2,500	January 2016		15.00	158	(21)
iShares China Large-Cap ETF	Citibank N.A.	Call	3,700	July 2015		54.00	185	(22)
Lukoil Co. ADR	Bank of America N.A.	Put	980	July 2015		46.00	176	(372)
PetroChina Co. Ltd., H Shares	Deutsche Bank AG	Put	3,220	August 2015	HKD	8.25	218	(150)
Vale S.A. ADR	N/A	Put	8,750	September 2015		$7.00	521	(1,159)
YPF Sociedad Amonima ADR	UBS AG	Put	2,000	July 2015		28.00	156	(235)
							$2,372	$(3,635)

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Brazilian Real	158,428	U.S. Dollar	50,175	8-4-15	Citibank N.A.	$—	$157

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$662,265	$—	$—
Purchased Options	708	452	—
Short-Term Securities	—	20,062	—
Total	$662,973	$20,514	$—
Total Return Swaps	$—	$171	$—
Liabilities
Forward Foreign Currency Contracts	$—	$157	$—
Written Options	$2,524	$1,111	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$595,820

Gross unrealized appreciation	107,402
Gross unrealized depreciation	(19,735)

Net unrealized appreciation	$87,667

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Integrated Oil & Gas – 4.0%
Chevron Corp.	45	$4,293
Exxon Mobil Corp.	76	6,356
Royal Dutch Shell plc, Class A (A)	143	4,042
Suncor Energy, Inc.	176	4,833

		19,524

Oil & Gas Drilling – 3.2%
Helmerich & Payne, Inc.	114	8,025
Patterson-UTI Energy, Inc.	396	7,447

		15,472

Oil & Gas Equipment & Services – 21.1%
Baker Hughes, Inc.	285	17,557
Cameron International Corp. (B)	113	5,920
Core Laboratories N.V.	49	5,554
Dril-Quip, Inc. (B)	61	4,609
FMC Technologies, Inc. (B)	109	4,524
Forum Energy Technologies, Inc. (B)	420	8,519
Halliburton Co.	400	17,226
Schlumberger Ltd.	221	19,052
Superior Energy Services, Inc.	346	7,271
Weatherford International Ltd. (B)	937	11,493

		101,725

Oil & Gas Exploration & Production – 36.1%
Anadarko Petroleum Corp.	147	11,492
Antero Resources Corp. (B)	135	4,651
Cabot Oil & Gas Corp.	225	7,089
Canadian Natural Resources Ltd.	238	6,451
Cimarex Energy Co.	145	16,045
Concho Resources, Inc. (B)	98	11,136
ConocoPhillips	107	6,568
Continental Resources, Inc. (B)	222	9,419
EOG Resources, Inc.	162	14,161
Gulfport Energy Corp. (B)	178	7,152
Laredo Petroleum Holdings, Inc. (B)	283	3,555
Memorial Resource Development Corp. (B)	299	5,671
Newfield Exploration Co. (B)	267	9,646
Noble Energy, Inc.	231	9,874
Oasis Petroleum LLC (B)	337	5,344
Parsley Energy, Inc., Class A (B)	573	9,987
Pioneer Natural Resources Co.	76	10,527
Rice Energy, Inc. (B)	398	8,281
RSP Permian, Inc. (B)	285	8,003
Southwestern Energy Co. (B)	175	3,975
Whiting Petroleum Corp. (B)	158	5,295

		174,322

Oil & Gas Refining & Marketing – 10.3%
HollyFrontier Corp.	111	4,724
Marathon Petroleum Corp.	180	9,437
Marathon Petroleum Corp. L.P.	136	9,725
Phillips 66	112	9,051
Tesoro Corp.	102	8,639
Valero Energy Corp.	130	8,141

		49,717

Oil & Gas Storage & Transportation – 14.8%
Columbia Pipeline Partners L.P.	217	5,470
Enbridge, Inc.	116	5,435
Energy Transfer Equity L.P.	162	10,367
MarkWest Energy Partners L.P.	118	6,644
Phillips 66 Partners L.P.	149	10,706
Plains GP Holdings L.P., Class A	129	3,342
Rice Midstream Partners L.P.	160	2,785
Shell Midstream Partners L.P.	67	3,045
Tallgrass Energy GP L.P., Class A (B)	284	9,143
Valero Energy Partners L.P.	88	4,518
Williams Co., Inc. (The)	174	10,003

		71,458

Total Energy – 89.5%		432,218
Financials

Specialized Finance – 2.5%
CME Group, Inc.	129	12,019

Total Financials – 2.5%		12,019
Industrials

Construction & Engineering – 1.0%
Fluor Corp.	91	4,818

Electrical Components & Equipment – 1.1%
SolarCity Corp. (B)	104	5,591

Railroads – 2.0%
Canadian Pacific Railway Ltd.	37	5,985
Kansas City Southern	39	3,570

		9,555

Total Industrials – 4.1%		19,964
Information Technology

Semiconductor Equipment – 0.8%
SolarEdge Technologies, Inc. (B)	108	3,912

Total Information Technology – 0.8%		3,912

TOTAL COMMON STOCKS – 96.9%		$468,113
(Cost: $451,345)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.9%
Danaher Corp., 0.170%, 7–10–15	$8,999	8,998
Kroger Co. (The), 0.300%, 7–1–15	4,994	4,994

		13,992

Master Note – 0.1%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (D)	449	449

TOTAL SHORT-TERM SECURITIES – 3.0%		$14,441
(Cost: $14,442)

TOTAL INVESTMENT SECURITIES – 99.9%		$482,554
(Cost: $465,787)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		619

NET ASSETS – 100.0%		$483,173

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$468,113	$—	$—
Short-Term Securities	—	14,441	—
Total	$468,113	$14,441	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$465,787

Gross unrealized appreciation	36,483
Gross unrealized depreciation	(19,716)

Net unrealized appreciation	$16,767

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria

Information Technology – 2.0%
ams AG	98	$4,277

Total Austria – 2.0%		$4,277
Denmark

Financials – 1.2%
Danske Bank A.S.	87	2,568

Health Care – 0.9%
Novo Nordisk A/S, Class B	37	1,993

Total Denmark – 2.1%		$4,561
France

Consumer Discretionary – 3.0%
Accor S.A.	39	1,983
Peugeot S.A. (A)	111	2,283
Renault S.A.	20	2,125

		6,391

Consumer Staples – 1.0%
Pernod Ricard	20	2,275

Financials – 3.5%
Axa S.A.	164	4,149
Credit Agricole Group	5	76
Societe Generale S.A.	69	3,206

		7,431

Industrials – 3.6%
Compagnie de Saint-Gobain	46	2,070
Safran	44	2,954
Thales	46	2,772

		7,796

Information Technology – 3.1%
Cap Gemini S.A.	30	2,636
Ingenico Group	35	4,055

		6,691

Telecommunication Services – 1.2%
Orange S.A.	168	2,580

Total France – 15.4%		$33,164
Germany

Financials – 1.0%
Commerzbank AG (A)	172	2,194

Health Care – 2.6%
Bayer AG	20	2,757
Fresenius Medical Care AG & Co. KGaA	35	2,873

		5,630

Industrials – 1.9%
GEA Group Aktiengesellschaft, Bochum	41	1,811
KUKA Aktiengesellschaft	27	2,215

		4,026

Information Technology – 3.7%
Infineon Technologies AG	209	2,596
United Internet AG	65	2,885
Wirecard AG	62	2,374

		7,855

Total Germany – 9.2%		$19,705
Ireland

Consumer Staples – 2.5%
Glanbia plc	168	3,298
Kerry Group plc, Class A	28	2,081

		5,379

Financials – 1.0%
Bank of Ireland (A)	5,288	2,137

Materials – 2.3%
CRH plc	76	2,141
Smurfit Kappa Group plc	99	2,704

		4,845

Total Ireland – 5.8%		$12,361
Italy

Consumer Discretionary – 1.9%
Mediaset S.p.A.	519	2,493
Moncler S.p.A.	83	1,535

		4,028

Financials – 4.2%
Banca Intesa S.p.A.	731	2,651
Banca Popolare di Milano Scarl	1,019	1,074
Mediolanum S.p.A.	304	2,510
UniCredit S.p.A.	395	2,651

		8,886

Industrials – 3.0%
Atlantia S.p.A.	108	2,679
Prysmian S.p.A.	178	3,840

		6,519

Total Italy – 9.1%		$19,433
Netherlands

Consumer Staples – 1.1%
Heineken N.V.	31	2,371

Financials – 2.1%
ING Groep N.V., Certicaaten Van Aandelen	274	4,524

Health Care – 1.2%
Mylan, Inc. (A)(B)	38	2,573

Materials – 1.0%
Akzo Nobel N.V.	29	2,086

Total Netherlands – 5.4%		$11,554
Norway

Consumer Staples – 1.5%
Marine Harvest ASA	275	3,148

Energy – 1.0%
DNO International ASA (A)	1,681	2,222

Total Norway – 2.5%		$5,370

Spain

Telecommunication Services – 1.0%
Cellnex Telecom SAU (A)	132	2,225

Utilities – 1.2%
Iberdrola S.A.	362	2,440

Total Spain – 2.2%		$4,665
Sweden

Consumer Discretionary – 1.0%
Autoliv, Inc.	19	2,250

Total Sweden – 1.0%		$2,250
Switzerland

Financials – 2.3%
Credit Suisse Group AG, Registered Shares	94	2,586
UBS Group AG	112	2,375

		4,961

Health Care – 3.5%
Novartis AG, Registered Shares	41	4,034
Roche Holdings AG, Genusscheine	12	3,419

		7,453

Industrials – 2.4%
Adecco S.A.	32	2,619
Wolseley plc	41	2,598

		5,217

Materials – 1.6%
Syngenta AG	7	2,954
Syngenta AG ADR	6	515

		3,469

Total Switzerland – 9.8%		$21,100
United Kingdom

Consumer Discretionary – 6.6%
Compass Group plc	59	968
GKN plc	380	1,995
InterContinental Hotels Group plc	50	2,016
ITV plc	526	2,177
Taylor Wimpey plc	883	2,577
UBM plc	245	2,054
WPP Group plc	107	2,404

		14,191

Consumer Staples – 4.5%
Diageo plc	37	1,068
Diageo plc ADR	9	1,101
Imperial Tobacco Group plc	53	2,561
Reckitt Benckiser Group plc	31	2,678
SABMiller plc	44	2,265

		9,673

Energy – 2.6%
BP plc	331	2,186
Genel Energy plc (A)	412	3,281

		5,467

Financials – 3.2%
Barclays plc	783	3,206
Prudential plc	152	3,663

		6,869

Health Care – 2.4%
Shire plc	64	5,144

Industrials – 4.4%
Ashtead Group plc	220	3,799
BAE Systems plc	407	2,883
International Consolidated Airlines Group S.A. (A)	366	2,843

		9,525

Information Technology – 0.9%
JUST EAT plc (A)	311	1,987

Materials – 1.1%
Essentra plc	143	2,232

Telecommunication Services – 2.0%
BT Group plc	299	2,114
Vodafone Group plc	621	2,243

		4,357

Utilities – 0.9%
National Grid plc	154	1,979

Total United Kingdom – 28.6%		$61,424
United States

Consumer Staples – 0.9%
InBev N.V.	16	1,881

Health Care – 3.9%
Alexion Pharmaceuticals, Inc. (A)(B)	19	3,356
Allergen plc (A)(B)	8	2,428
Incyte Corp. (A)(B)	25	2,628

		8,412

Total United States – 4.8%		$10,293

TOTAL COMMON STOCKS – 97.9%		$210,157
(Cost: $189,814)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corp. 0.140%, 7–1–15 (C)	$4,215	4,215

TOTAL SHORT-TERM SECURITIES – 2.0%		$4,215
(Cost: $4,215)

TOTAL INVESTMENT SECURITIES – 99.9%		$214,372
(Cost: $194,029)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		262

NET ASSETS – 100.0%		$214,634

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,025 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	13,482	U.S. Dollar	20,609	7-14-15	State Street Global Markets	$—	$572
Euro	27,974	U.S. Dollar	31,438	7-14-15	State Street Global Markets	246	—
						$246	$572

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$210,157	$—	$—
Short-Term Securities	—	4,215	—
Total	$210,157	$4,215	$—
Forward Foreign Currency Contracts	$—	$246	$—
Liabilities
Forward Foreign Currency Contracts	$—	$572	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

OTC = Over The Counter

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$194,029

Gross unrealized appreciation	26,036
Gross unrealized depreciation	(5,693)

Net unrealized appreciation	$20,343

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil

Utilities – 0.9%
Alupar Investimento S.A.		199	$1,052
Transmissora Alianca de Energia Eletrica S.A.		181	1,198

			2,250

Total Brazil – 0.9%			$2,250
Chile

Utilities – 0.2%
Aguas Andinas S.A.		1,051	598

Total Chile – 0.2%			$598
Panama

Financials – 1.5%
Banco Latinoamericano de Comercio Exterior S.A.		115	3,696

Total Panama – 1.5%			$3,696
United Kingdom

Energy – 1.3%
Royal Dutch Shell plc, Class A		87	2,434
Seadrill Partners LLC		69	845

			3,279

Health Care – 0.5%
GlaxoSmithKline plc		69	1,438

Total United Kingdom – 1.8%			$4,717
United States

Health Care – 0.9%
Bristol-Myers Squibb Co.		36	2,403

Information Technology – 0.7%
Intel Corp.		63	1,909

Utilities – 0.7%
PPL Corp.		57	1,693

Total United States – 2.3%			$6,005

TOTAL COMMON STOCKS – 6.7%			$17,266
(Cost: $16,934)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.5%
Arcos Dorados Holdings, Inc. 10.250%, 7–13–16 (A)	BRL	4,070	1,219

Energy – 1.1%
Pan American Energy LLC:
7.875%, 5–7–21		$500	512
7.875%, 5–7–21 (B)		1,000	1,024
YPF Sociedad Anonima 8.875%, 12–19–18 (B)		1,300	1,381

			2,917

Industrials – 0.5%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)	1,072	1,147
10.750%, 12–1–20	77	82

		1,229

Materials – 0.3%
IRSA Inversiones y Representaciones S.A. 8.500%, 2–2–17	625	633

Utilities – 0.1%
Transportadora de Gas del Sur S.A. 7.875%, 5–14–17	376	374

Total Argentina – 2.5%		$6,372
Austria

Consumer Staples – 0.8%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (B)	1,800	1,958

Total Austria – 0.8%		$1,958
Brazil

Consumer Discretionary – 1.8%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 7–29–49 (B)	1,000	999
6.250%, 12–20–49	3,587	3,582

		4,581

Consumer Staples – 0.9%
BFF International Ltd. 7.250%, 1–28–20 (B)	2,000	2,225
Cosan Finance Ltd. 7.000%, 2–1–17	128	135

		2,360

Energy – 0.7%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (B)	384	153
QGOG Constellation S.A. 6.250%, 11–9–19 (B)	2,250	1,643

		1,796

Financials – 0.9%
Banco BMG S.A. 9.150%, 1–15–16	198	202
Banco Bradesco S.A. 4.125%, 5–16–16 (B)	1,850	1,888
Banco Cruzeiro do Sul S.A. 8.500%, 2–20–15 (B)(C)	1,500	150

		2,240

Industrials – 1.8%
Embraer Overseas Ltd. 6.375%, 1–24–17	2,675	2,823
Odebrecht Drilling Norbe VII/IX Ltd. 6.350%, 6–30–21 (B)	2,317	1,784

		4,607

Materials – 0.9%
Suzano Trading Ltd. 5.875%, 1–23–21 (B)	2,300	2,369

Total Brazil – 7.0%		$17,953

British Virgin Islands

Energy – 0.5%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)		1,447	1,291
5.250%, 7–30–18		158	141

			1,432

Total British Virgin Islands – 0.5%			$1,432
Cayman Islands

Consumer Staples – 0.4%
Marfrig Overseas Ltd. 9.500%, 5–4–20 (B)		1,000	1,022

Industrials – 0.2%
Odebrecht Offshore Drilling Finance 6.750%, 10–1–22 (B)		919	659

Total Cayman Islands – 0.6%			$1,681
Chile

Industrials – 1.2%
Guanay Finance Ltd. 6.000%, 12–15–20 (B)		1,500	1,548
LATAM Airlines Group S.A. 7.250%, 6–9–20 (B)		1,500	1,544

			3,092

Materials – 1.2%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)		1,925	2,018
4.375%, 5–15–23 (B)		1,000	1,004

			3,022

Total Chile – 2.4%			$6,114
China

Utilities – 1.0%
China Resources Power Holdings Co. Ltd. 3.750%, 8–3–15		2,500	2,505

Total China – 1.0%			$2,505
Columbia

Energy – 1.8%
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (A)	COP	6,300,000	2,549
Pacific Rubiales Energy Corp.: 5.375%, 1–26–19 (B)		$2,000	1,643
7.250%, 12–12–21 (B)		650	533

			4,725

Financials – 0.7%
Banco de Bogota S.A. 5.000%, 1–15–17 (B)		1,600	1,644

Utilities – 1.1%
Emgesa S.A. E.S.P. 8.750%, 1–25–21 (A)	COP	6,930,000	2,825

Total Columbia – 3.6%			$9,194

France

Financials – 0.5%
Societe Generale S.A. 5.922%, 4–29–49 (B)		$1,350	1,382

Total France – 0.5%			$1,382
Germany

Industrials – 0.6%
Rearden G Holdings EINS GmbH 7.875%, 3–30–20 (B)		1,600	1,556

Total Germany – 0.6%			$1,556
Hong Kong

Telecommunication Services – 0.4%
Hutchison Whampoa Ltd. 1.625%, 10–31–17 (B)		1,000	997

Total Hong Kong – 0.4%			$997
India

Financials – 0.5%
ICICI Bank Ltd. 4.750%, 11–25–16 (B)		1,250	1,299

Utilities – 0.8%
Rural Electrification Corp. Ltd. 4.250%, 1–25–16		1,675	1,696
Tata Electric Co. 8.500%, 8–19–17		250	270

			1,966

Total India – 1.3%			$3,265
Indonesia

Telecommunication Services – 0.7%
Indosat Palapa Co. B.V. 7.375%, 7–29–20 (B)		1,750	1,811

Utilities – 1.0%
Majapahit Holding B.V. 7.750%, 10–17–16		2,500	2,678

Total Indonesia – 1.7%			$4,489
Ireland

Energy – 0.4%
Novatek Finance Ltd. 7.750%, 2–21–17 (A)(B)	RUB	55,000	937

Financials – 0.5%
MTS International Funding Ltd. 5.000%, 5–30–23 (B)		$750	670
VEB Finance Ltd. 5.375%, 2–13–17 (B)		600	604

			1,274

Telecommunication Services – 0.2%
Mobile TeleSystems OJSC 5.000%, 5–30–23		700	627

Utilities – 0.6%
RusHydro Finance Ltd. 7.875%, 10–28–15 (A)	RUB	90,000	1,604

Total Ireland – 1.7%			$4,442

Jamaica

Telecommunication Services – 0.3%
Digicel Group Ltd. 6.000%, 4–15–21 (B)	$800	771

Total Jamaica – 0.3%		$771
Luxembourg

Consumer Discretionary – 0.6%
Altice S.A. 7.625%, 2–15–25 (B)	1,700	1,598

Energy – 0.4%
Offshore Drilling Holding S.A. 8.375%, 9–20–20 (B)	1,100	984

Financials – 2.2%
OJSC Russian Agricultural Bank 5.100%, 7–25–18 (B)	2,950	2,817
SB Capital S.A. 5.499%, 7–7–15	550	550
VTB Capital S.A. 6.000%, 4–12–17 (B)	2,335	2,340

		5,707

Industrials – 0.2%
Silver II Borrower SCA and Silver II U.S. Holdings 7.750%, 12–15–20 (B)	500	463

Information Technology – 1.4%
BC Luxco 1 S.A. 7.375%, 1–29–20 (B)	3,700	3,700

Materials – 0.5%
Evraz Group S.A. 7.400%, 4–24–17	1,200	1,211

Total Luxembourg – 5.3%		$13,663
Mexico

Consumer Discretionary – 0.6%
Controladora Mabe S.A. de C.V. 6.500%, 12–15–15	150	152
Tenedora Nemak S.A. de C.V. 5.500%, 2–28–23 (B)	1,500	1,539

		1,691

Materials – 2.2%
C5 Capital (SPV) Ltd. 4.559%, 12–29–49 (B)(D)	1,600	1,408
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (B)	2,800	2,939
7.250%, 1–15–21 (B)	1,200	1,266

		5,613

Total Mexico – 2.8%		$7,304
Netherlands

Consumer Discretionary – 0.7%
VTR Finance B.V. 6.875%, 1–15–24 (B)	1,680	1,717

Consumer Staples – 0.6%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)	1,000	1,007
6.875%, 6–24–19 (B)	500	477

		1,484

Energy – 0.5%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.) 4.875%, 3–17–20		1,375	1,307

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.) 5.750%, 7–17–24 (B)		1,400	1,134

Telecommunication Services – 0.2%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (A)(B)	RUB	25,000	415

Utilities – 1.0%
Listrindo Capital B.V. 6.950%, 2–21–19 (B)		$2,550	2,665

Total Netherlands – 3.4%			$8,722
Norway

Consumer Discretionary – 0.4%
World Wide Supply A.S. 7.750%, 5–26–17 (B)		1,600	944

Total Norway – 0.4%			$944
Panama

Financials – 2.1%
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 4–4–17 (B)		5,200	5,330

Total Panama – 2.1%			$5,330
Peru

Financials – 0.5%
InRetail Shopping Malls 5.250%, 10–10–21 (B)		1,300	1,337

Total Peru – 0.5%			$1,337
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.832%, 9–30–16		301	311

Total Qatar – 0.1%			$311
Russia

Energy – 0.9%
Novatek Finance Ltd. 5.326%, 2–3–16 (B)		2,200	2,226

Industrials – 0.8%
SCF Capital Ltd.:
5.375%, 10–27–17 (B)		1,000	960
5.375%, 10–27–17		1,150	1,104

			2,064

Materials – 1.0%
Steel Capital S.A. 6.250%, 7–26–16 (B)		1,500	1,539
Uralkali Finance Ltd. 3.723%, 4–30–18 (B)		1,100	1,018

			2,557

Total Russia – 2.7%			$6,847

Singapore

Consumer Staples – 1.8%
Olam International Ltd.:
5.750%, 9–20–17	1,150	1,196
7.500%, 8–12–20	2,500	2,794
Olam International Ltd., Convertible 6.000%, 10–15–16	700	716

		4,706

Energy – 0.5%
Noble Group Ltd. 4.875%, 8–5–15	1,400	1,396

Telecommunication Services – 0.6%
TBG Global Pte. Ltd. 4.625%, 4–3–18 (B)	1,500	1,493

Total Singapore – 2.9%		$7,595
United Arab Emirates

Financials – 0.8%
ICICI Bank Ltd.:
4.800%, 5–22–19 (B)	500	530
3.500%, 3–18–20 (B)	1,400	1,419

		1,949

Total United Arab Emirates – 0.8%		$1,949
United Kingdom

Financials – 4.3%
Barclays plc 8.250%, 12–29–49	1,500	1,584
HSBC Holdings plc
5.625%, 12–29–49	1,200	1,201
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	2,000	2,137
State Bank of India:
4.125%, 8–1–17 (B)	1,200	1,247
3.250%, 4–18–18 (B)	3,750	3,820
3.622%, 4–17–19 (B)	1,000	1,021

		11,010

Materials – 0.6%
Vedanta Resources plc
6.000%, 1–31–19 (B)	1,550	1,500

Total United Kingdom – 4.9%		$12,510
United States

Consumer Discretionary – 0.6%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	725	620
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (B)	850	876

		1,496

Consumer Staples – 0.3%
SABMiller Holdings, Inc.
2.200%, 8–1–18 (B)	854	863

Energy – 0.5%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)	1,300	1,209

Financials – 2.6%
Aircastle Ltd.
4.625%, 12–15–18	1,900	1,957
Citigroup, Inc.
8.400%, 4–29–49	1,250	1,420
General Motors Financial Co., Inc.
3.000%, 9–25–17	1,300	1,327
UBS Preferred Funding Trust V
6.243%, 5–29–49	2,000	2,045

		6,749

Industrials – 0.8%
Roofing Supply Group LLC and Roofing Supply Finance, Inc.
10.000%, 6–1–20 (B)	500	511
TransDigm, Inc.
6.000%, 7–15–22	1,607	1,587

		2,098

Information Technology – 2.2%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)	1,600	1,652
iGATE Corp.
4.750%, 4–15–19	3,880	4,021

		5,673

Materials – 0.3%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	418	395
Southern Copper Corp.
6.375%, 7–27–15	275	276

		671

Telecommunication Services – 2.0%
American Tower Corp.
3.400%, 2–15–19	1,400	1,431
T-Mobile USA, Inc.
6.000%, 3–1–23	2,977	3,048
Verizon Communications, Inc.
2.625%, 2–21–20	697	695

		5,174

Total United States – 9.3%		$23,933

TOTAL CORPORATE DEBT SECURITIES – 60.1%		$154,556
(Cost: $163,795)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.9%
City of Buenos Aires
9.950%, 3–1–17 (B)	$700	725
Province of Buenos Aires (The)
9.950%, 6–9–21 (B)	1,596	1,560

		2,285

Brazil – 0.5%
OI S.A.
9.750%, 9–15–16 (A)	BRL4,800	1,436

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (A)	RUB19,000	302

Luxembourg – 0.2%
BC Luxco 1 S.A.
7.375%, 1–29–20	$550	550

Netherlands – 0.1%
Indosat Palapa Co. B.V.
7.375%, 7–29–20	250	259

Russia – 0.5%
Russian Federation
3.500%, 1–16–19 (B)	1,200	1,180

Spain – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	1,600	1,720

Supranational – 0.3%
Central American Bank for Economic Integration
3.875%, 2–9–17 (B)	800	822

Venezuela – 2.4%
Corporacion Andina de Fomento:
3.750%, 1–15–16	3,625	3,661
1.500%, 8–8–17	2,500	2,513

		6,174

TOTAL OTHER GOVERNMENT SECURITIES – 5.7%		$14,728
(Cost: $15,915)

LOANS (D)
United States

Energy – 0.4%
Empresas ICA S.A.
7.243%, 6–20–17	$1,000	957

Health Care – 0.3%
DAE Aviation Holdings, Inc.
–%, 11–2–18 (F)	913	912

Industrials – 1.0%
TransDigm, Inc.
3.750%, 2–28–20	2,647	2,624

Information Technology – 0.3%
Magic Newco LLC
5.000%, 12–12–18	748	749

Materials – 0.5%
BakerCorp International
4.250%, 2–7–20	893	859
EP Minerals LLC
5.500%, 8–20–20	376	375

		1,234

Total United States – 2.5%		$6,476
		6,476

TOTAL LOANS – 2.5%		$6,476
(Cost: $6,558)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 7–15–23 (G)	$379	8
4.000%, 2–15–24 (G)	151	7
4.000%, 4–15–24 (G)	208	19
5.500%, 1–15–38 (G)	427	91
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	61	66
Government National Mortgage Association Agency REMIC/CMO
4.500%, 11–20–36 (G)	310	8

		199

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$199
(Cost: $1,740)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
United States – 22.2%
U.S. Treasury Notes:
1.750%, 7–31–15	1,980	1,983
0.375%, 5–31–16	15,000	15,009
0.875%, 2–28–17	22,000	22,110
2.375%, 7–31–17	1,980	2,048
3.500%, 5–15–20 (H)	1,980	2,152
2.625%, 11–15–20	4,500	4,698
2.125%, 8–15–21	3,500	3,536
1.750%, 5–15–22	5,475	5,364

		56,900

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.2%		$56,900
(Cost: $56,491)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (I) – 1.2%
Kroger Co. (The)
0.300%, 7–1–15	$3,035	3,035

Master Note – 0.7%
Toyota Motor Credit Corp.
0.140%, 7–1–15 (J)	1,705	1,705

TOTAL SHORT-TERM SECURITIES – 1.9%		$4,740
(Cost: $4,740)

TOTAL INVESTMENT SECURITIES – 99.2%		$254,865
(Cost: $266,173)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		2,151

NET ASSETS – 100.0%		$257,016

Notes to Schedule of Investments

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB – Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $100,300 or 39.0% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	All or a portion of securities with an aggregate value of $152 have been pledged as collateral on open futures contracts.

(I)	Rate shown is the yield to maturity at June 30, 2015.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	2,581	U.S. Dollar	3,944	7-14-15	Barclays Capital, Inc.	$—	$111

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$17,266	$—	$—
Corporate Debt Securities	—	154,556	—
Other Government Securities	—	14,728	—
Loans	—	5,519	957
United States Government Agency Obligations	—	199	—
United States Government Obligations	—	56,900	—
Short-Term Securities	—	4,740	—
Total	$17,266	$236,642	$957
Liabilities
Forward Foreign Currency Contracts	$—	$111	$—
During the period ended June 30, 2015, securities totaling $1,226 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$266,173

Gross unrealized appreciation	6,398
Gross unrealized depreciation	(17,706)

Net unrealized depreciation	$(11,308)

SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Financials – 0.7%
Macquarie Group Ltd.	31	$1,922

Industrials – 1.0%
Spotless Group Holdings Ltd.	1,909	3,078

Materials – 2.0%
Amcor Ltd.	274	2,903
Pact Group Holdings Ltd.	866	3,125

		6,028

Telecommunication Services – 1.0%
Telstra Corp. Ltd. ADR	603	2,856

Total Australia – 4.7%		$13,884
Belgium

Industrials – 0.5%
bpost S.A. de droit public / bpost N.V. van publiekrecht	52	1,431

Total Belgium – 0.5%		$1,431
Canada

Energy – 1.6%
Crescent Point Energy Corp.	234	4,812

Total Canada – 1.6%		$4,812
China

Financials – 1.5%
China Construction Bank Corp.	4,809	4,392

Total China – 1.5%		$4,392
Denmark

Telecommunication Services – 1.1%
TDC A/S	448	3,287

Total Denmark – 1.1%		$3,287
France

Energy – 1.9%
Total S.A.	118	5,709

Financials – 1.5%
Axa S.A.	176	4,440

Health Care – 1.5%
Sanofi-Aventis	45	4,380

Industrials – 3.9%
Compagnie de Saint-Gobain	74	3,318
Rexel S.A.	87	1,402
Safran	46	3,118
Vinci	63	3,630

		11,468

Telecommunication Services – 3.4%
Orange S.A.	377	5,810
Vivendi Universal (A)	174	4,382

		10,192

Utilities – 1.0%
ENGIE	164	3,039

Total France – 13.2%		$39,228
Germany

Health Care – 1.1%
Bayer AG	23	3,231

Total Germany – 1.1%		$3,231
Ireland

Information Technology – 1.3%
Seagate Technology	83	3,926

Materials – 1.2%
CRH plc	125	3,524

Total Ireland – 2.5%		$7,450
Israel

Health Care – 2.1%
Teva Pharmaceutical Industries Ltd. ADR	107	6,334

Telecommunication Services – 1.2%
Bezeq – Israel
Telecommunication Corp. Ltd. (The)	2,080	3,544

Total Israel – 3.3%		$9,878
Italy

Financials – 0.6%
Banca Intesa S.p.A.	503	1,824

Industrials – 1.5%
Atlantia S.p.A.	174	4,291

Total Italy – 2.1%		$6,115
Japan

Consumer Discretionary – 1.0%
Honda Motor Co. Ltd.	44	1,413
Nissan Motor Co. Ltd.	146	1,525

		2,938

Consumer Staples – 1.2%
Japan Tobacco, Inc.	103	3,670

Financials – 1.2%
Sumitomo Mitsui Financial Group, Inc.	79	3,524

Total Japan – 3.4%		$10,132
Netherlands

Consumer Staples – 1.2%
Unilever N.V., Certicaaten Van Aandelen	86	3,601

Financials – 1.3%
ING Groep N.V., Certicaaten Van Aandelen	240	3,966

Materials – 1.1%
Akzo Nobel N.V.	45	3,247

Total Netherlands – 3.6%		$10,814

Norway

Consumer Staples – 2.0%
Marine Harvest ASA	514	5,895

Total Norway – 2.0%		$5,895
Singapore

Consumer Discretionary – 1.1%
Asian Pay Television Trust	5,124	3,233

Total Singapore – 1.1%		$3,233
Spain

Industrials – 1.3%
ACS Actividades de Construccion y Servicios S.A.	118	3,796

Utilities – 4.6%
Abengoa Yield plc	132	4,151
Abengoa Yield plc (B)	55	1,675
Enagas S.A.	118	3,198
Iberdrola S.A.	692	4,660

		13,684

Total Spain – 5.9%		$17,480
Sweden

Industrials – 1.1%
NCC AB, B Shares	107	3,258

Total Sweden – 1.1%		$3,258
Switzerland

Consumer Staples – 1.1%
Nestle S.A., Registered Shares	44	3,159

Health Care – 3.5%
Novartis AG, Registered Shares	57	5,639
Roche Holdings AG, Genusscheine	17	4,844

		10,483

Industrials – 2.5%
Adecco S.A.	42	3,390
Wolseley plc	62	3,990

		7,380

Total Switzerland – 7.1%		$21,022
United Kingdom

Consumer Discretionary – 8.2%
GKN plc	630	3,314
InterContinental Hotels Group plc	80	3,224
NEXT plc	31	3,605
Taylor Wimpey plc	2,643	7,717
UBM plc	403	3,383
WPP Group plc	139	3,113

		24,356

Consumer Staples – 5.0%
Britvic plc	311	3,505
Diageo plc	118	3,408
Diageo plc ADR	7	764
Imperial Tobacco Group plc	91	4,365
SABMiller plc	56	2,918

		14,960

Energy – 1.4%
Royal Dutch Shell plc, Class A	146	4,106

Financials – 2.0%
HSBC Holdings plc	339	3,038
Prudential plc	121	2,912

		5,950

Health Care – 1.4%
AstraZeneca plc	64	4,035

Industrials – 2.0%
BAE Systems plc	844	5,985

Telecommunication Services – 1.5%
Vodafone Group plc	1,198	4,326

Utilities – 2.0%
National Grid plc	452	5,810

Total United Kingdom – 23.5%		$69,528
United States

Consumer Discretionary – 1.2%
Ford Motor Co.	243	3,647

Consumer Staples – 2.4%
Altria Group, Inc.	88	4,301
InBev N.V.	24	2,906

		7,207

Financials – 1.4%
Two Harbors Investment Corp.	412	4,011

Health Care – 5.8%
Johnson & Johnson (C)	53	5,186
Merck & Co., Inc. (C)	100	5,710
Pfizer, Inc. (C)	189	6,352

		17,248

Industrials – 2.4%
General Electric Co.	128	3,410
Lockheed Martin Corp. (C)	20	3,778

		7,188

Information Technology – 2.1%
Paychex, Inc.	70	3,281
Texas Instruments, Inc.	55	2,855

		6,136

Materials – 1.4%
International Paper Co.	88	4,196

Utilities – 1.4%
PPL Corp.	135	3,990

Total United States – 18.1%		$53,623

TOTAL COMMON STOCKS – 97.4%		$288,693
(Cost: $282,913)

INVESTMENT FUNDS

United States – 1.4%
Ares Capital Corp.	264	4,344

TOTAL INVESTMENT FUNDS – 1.4%		$4,344
(Cost: $4,266)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. 0.140%, 7–1–15 (D)	$1,965	1,965

TOTAL SHORT-TERM SECURITIES – 0.7%		$1,965
(Cost: $1,965)

TOTAL INVESTMENT SECURITIES – 99.5%		$295,002
(Cost: $289,144)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,374

NET ASSETS – 100.0%		$296,376

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $1,675 or 0.6% of net assets.

(C)	All or a portion of securities with an aggregate value of $1,499 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	13,530	U.S. Dollar	10,373	7-14-15	State Street Global Markets	$—	$59
British Pound	19,400	U.S. Dollar	29,656	7-14-15	State Street Global Markets	—	824
Euro	32,275	U.S. Dollar	36,272	7-14-15	State Street Global Markets	285	—
Japanese Yen	682,488	U.S. Dollar	5,490	7-14-15	State Street Global Markets	—	87
						$285	$970

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$34,174	$—	$—
Consumer Staples	38,492	—	—
Energy	14,627	—	—
Financials	30,029	—	—
Health Care	45,711	—	—
Industrials	47,875	—	—
Information Technology	10,062	—	—
Materials	16,995	—	—
Telecommunication Services	24,205	—	—
Utilities	24,848	1,675	—
Total Common Stocks	$287,018	$1,675	$—
Investment Funds	4,344	—	—
Short-Term Securities	—	1,965	—
Total	$291,362	$3,640	$—
Forward Foreign Currency Contracts	$—	$285	$—
Liabilities
Forward Foreign Currency Contracts	$—	$970	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

OTC = Over The Counter

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$289,144

Gross unrealized appreciation	15,396
Gross unrealized depreciation	(9,538)

Net unrealized appreciation	$5,858

Market Sector Diversification
(as a % of net assets)
Industrials	16.2%
Health Care	15.4%
Consumer Staples	12.9%
Financials	11.6%
Consumer Discretionary	11.5%
Utilities	9.0%
Telecommunication Services	8.2%
Materials	5.7%
Energy	4.9%
Information Technology	3.4%
Other +	1.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada

Industrials – 1.4%
Canadian Pacific Railway Ltd.	48	$7,653

Total Canada – 1.4%		$7,653
China

Consumer Discretionary – 1.0%
JD.com, Inc. ADR (A)	165	5,610

Financials – 0.9%
China Construction Bank Corp.	5,416	4,947

Industrials – 1.2%
CAR, Inc. (A)	2,924	6,224

Information Technology – 2.5%
Baidu.com, Inc. ADR (A)	33	6,641
Legend Holdings Corp. (A)(B)	460	2,574
Tencent Holdings Ltd.	204	4,063

		13,278

Total China – 5.6%		$30,059
Denmark

Financials – 1.1%
Danske Bank A.S.	191	5,628

Total Denmark – 1.1%		$5,628
France

Consumer Discretionary – 0.1%
Hermes International	2	604

Industrials – 3.1%
European Aeronautic Defence and Space Co.	99	6,415
Safran	152	10,314

		16,729

Materials – 1.0%
L Air Liquide S.A.	41	5,155

Total France – 4.2%		$22,488
Germany

Consumer Discretionary – 2.2%
Continental AG	50	11,883

Health Care – 3.1%
Bayer AG	36	4,998
Fresenius SE & Co. KGaA	178	11,421

		16,419

Total Germany – 5.3%		$28,302
Hong Kong

Financials – 0.9%
AIA Group Ltd.	702	4,597

Total Hong Kong – 0.9%		$4,597

India

Consumer Staples – 1.1%
ITC Ltd.	1,168	5,780

Total India – 1.1%		$5,780
Israel

Health Care – 2.4%
Teva Pharmaceutical Industries Ltd. ADR	220	13,000

Total Israel – 2.4%		$13,000
Italy

Financials – 3.3%
Azimut Holding S.p.A.	300	8,768
Banca Intesa S.p.A.	2,372	8,599

		17,367

Total Italy – 3.3%		$17,367
Japan

Consumer Discretionary – 3.8%
Fuji Heavy Industries Ltd.	299	10,995
Honda Motor Co. Ltd.	278	8,983

		19,978

Industrials – 2.5%
Komatsu Ltd.	348	6,978
Mitsubishi Electric Corp.	493	6,373

		13,351

Information Technology – 2.2%
Tokyo Electron Ltd.	185	11,710

Total Japan – 8.5%		$45,039
Netherlands

Consumer Discretionary – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	211	5,362

Information Technology – 2.7%
ASML Holding N.V., NY Registry Shares	59	6,175
NXP Semiconductors N.V. (A)	84	8,272

		14,447

Total Netherlands – 3.7%		$19,809
Spain

Financials – 1.3%
CaixaBank S.A.	1,480	6,856

Total Spain – 1.3%		$6,856
Switzerland

Health Care – 1.1%
Novartis AG, Registered Shares	60	5,870

Total Switzerland – 1.1%		$5,870

United Kingdom

Consumer Staples – 1.4%
SABMiller plc	141	7,334

Financials – 3.3%
Aviva plc	683	5,284
Prudential plc	518	12,473

		17,757

Health Care – 2.3%
Shire plc	151	12,059

Total United Kingdom – 7.0%		$37,150
United States

Consumer Discretionary – 10.4%
Amazon.com, Inc. (A)	37	15,853
Carnival Corp.	315	15,579
Hilton Worldwide Holdings, Inc. (A)	338	9,314
Home Depot, Inc. (The)	70	7,834
Limited Brands, Inc.	76	6,557

		55,137

Consumer Staples – 4.7%
Coca-Cola Co. (The)	230	9,010
InBev N.V.	90	10,817
Mead Johnson Nutrition Co.	60	5,384

		25,211

Energy – 2.4%
Halliburton Co.	160	6,894
Schlumberger Ltd.	67	5,772

		12,666

Health Care – 12.1%
Acadia Healthcare Co., Inc. (A)	33	2,554
Allergan plc (A)	29	8,949
Biogen, Inc. (A)	38	15,505
Gilead Sciences, Inc.	131	15,322
HCA Holdings, Inc. (A)	156	14,122
Medtronic plc (A)	112	8,266

		64,718

Industrials – 3.4%
J.B. Hunt Transport Services, Inc.	148	12,172
Kansas City Southern	64	5,793

		17,965

Information Technology – 9.9%
Cognizant Technology
Solutions Corp., Class A (A)	217	13,242
Google, Inc., Class C (A)	19	10,131
GrubHub, Inc. (A)	117	3,991
Micron Technology, Inc. (A)	222	4,181
Visa, Inc., Class A	316	21,242

		52,787

Telecommunication Services – 3.6%
Level 3 Communications, Inc. (A)	199	10,474
SBA Communications Corp. (A)	77	8,897

		19,371

Total United States – 46.5%		$247,855

TOTAL COMMON STOCKS – 93.4%		$497,453
(Cost: $438,213)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.9%
EMC Corp. 0.110%, 7–16–15	$7,000	7,000
Freddie Mac Discount Notes 0.035%, 7–7–15	3,597	3,597
John Deere Canada ULC (GTD by Deere & Co.) 0.120%, 7–13–15	8,000	8,000
John Deere Capital Corp. 0.130%, 8–11–15	3,000	2,999
Kroger Co. (The) 0.300%, 7–1–15	4,510	4,510

		26,106

Master Note – 0.9%
Toyota Motor Credit Corp.
0.140%, 7–1–15 (D)	4,686	4,686

TOTAL SHORT-TERM SECURITIES – 5.8%		$30,792
(Cost: $30,792)

TOTAL INVESTMENT SECURITIES – 99.2%		$528,245
(Cost: $469,005)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		4,351

NET ASSETS – 100.0%		$532,596

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $2,574 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$497,453	$—	$—
Short-Term Securities	—	30,792	—
Total	$497,453	$30,792	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$469,005

Gross unrealized appreciation	76,412
Gross unrealized depreciation	(17,172)

Net unrealized appreciation	$59,240

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Energy – 0.9%
Santos Ltd.	1,175	$7,098

Financials – 2.3%
Macquarie Group Ltd.	170	10,677
National Australia Bank Ltd.	270	6,939

		17,616

Industrials – 0.8%
Spotless Group Holdings Ltd.	3,630	5,854

Materials – 0.9%
Amcor Ltd.	683	7,233

Total Australia – 4.9%		$37,801
Belgium

Consumer Staples – 1.3%
Anheuser-Busch InBev S.A. ADR	83	10,016

Total Belgium – 1.3%		$10,016
Canada

Financials – 0.8%
Bank of Nova Scotia Berhad (The)	115	5,951

Total Canada – 0.8%		$5,951
China

Financials – 1.0%
China Construction Bank Corp.	9,000	8,220

Total China – 1.0%		$8,220
Denmark

Financials – 1.1%
Danske Bank A.S.	300	8,823

Total Denmark – 1.1%		$8,823
Finland

Financials – 1.6%
Sampo plc, A Shares	270	12,718

Total Finland – 1.6%		$12,718
France

Consumer Staples – 0.9%
Casino, Guichard-Perrachon	96	7,276

Energy – 0.8%
Total S.A.	122	5,946

Financials – 1.1%
Axa S.A.	333	8,403

Industrials – 1.8%
Compagnie de Saint-Gobain	160	7,183
Rexel S.A.	430	6,932

		14,115

Telecommunication Services – 0.8%
Orange S.A.	387	5,959

Utilities – 0.7%
ENGIE	308	5,723

Total France – 6.1%		$47,422
Germany

Consumer Discretionary – 2.7%
Daimler AG	85	7,736
ProSieben- Sat.1 Media AG	260	12,841

		20,577

Industrials – 1.8%
Deutsche Post AG	250	7,304
Siemens AG	70	7,051

		14,355

Total Germany – 4.5%		$34,932
Israel

Health Care – 1.1%
Teva Pharmaceutical Industries Ltd. ADR	146	8,628

Total Israel – 1.1%		$8,628
Japan

Industrials – 0.9%
Mitsui & Co. Ltd.	550	7,471

Total Japan – 0.9%		$7,471
New Zealand

Consumer Discretionary – 0.4%
SKYCITY Entertainment Group Ltd.	1,000	2,846

Total New Zealand – 0.4%		$2,846
Norway

Consumer Staples – 1.1%
Marine Harvest ASA	717	8,227

Financials – 0.7%
Gjensidige Forsikring ASA	346	5,576

Total Norway – 1.8%		$13,803

Singapore

Consumer Discretionary – 0.7%
Asian Pay Television Trust	8,221	5,188

Telecommunication Services – 1.0%
Singapore Telecommunications Ltd.	2,550	7,971

Total Singapore – 1.7%		$13,159
Spain

Industrials – 2.4%
ACS Actividades de Construccion y Servicios S.A.	260	8,352
Ferrovial S.A.	481	10,430

		18,782

Utilities – 1.8%
Abengoa Yield plc	440	13,781

Total Spain – 4.2%		$32,563
Switzerland

Consumer Staples – 0.9%
Nestle S.A., Registered Shares	93	6,714

Total Switzerland – 0.9%		$6,714
United Kingdom

Consumer Discretionary – 2.3%
Kingfisher plc	1,251	6,826
Taylor Wimpey plc	3,780	11,035

		17,861

Consumer Staples – 0.9%
Imperial Tobacco Group plc	145	6,987

Energy – 0.8%
BP plc	946	6,242

Financials – 2.9%
Legal & General Group plc	2,091	8,178
St. James’s Place plc	625	8,897
Standard Life plc	826	5,765

		22,840

Health Care – 1.1%
GlaxoSmithKline plc ADR	195	8,122

Materials – 0.9%
Glencore International plc	1,750	7,020

Total United Kingdom – 8.9%		$69,072

United States

Consumer Discretionary – 4.8%
Ford Motor Co.	506	7,598
Limited Brands, Inc.	120	10,288
McDonald’s Corp.	110	10,458
Target Corp.	110	8,979

		37,323

Consumer Staples – 2.4%
Philip Morris International, Inc. (A)	138	11,045
Procter & Gamble Co. (The)	100	7,824

		18,869

Energy – 1.8%
HollyFrontier Corp.	165	7,055
ONEOK, Inc.	170	6,712

		13,767

Financials – 7.2%
Blackstone Mortgage Trust, Inc., Class A	535	14,876
Crown Castle International Corp.	95	7,628
Fortress Transportation and Infrastructure Investors LLC (B)	668	12,111
Starwood Property Trust, Inc.	425	9,167
Two Harbors Investment Corp.	1,255	12,224

		56,006

Health Care – 1.4%
Bristol-Myers Squibb Co.	166	11,078

Industrials – 2.4%
Caterpillar, Inc.	100	8,482
Rockwell Automation, Inc.	82	10,220

		18,702

Information Technology – 2.1%
Paychex, Inc.	184	8,640
Texas Instruments, Inc.	145	7,469

		16,109

Materials – 1.2%
Dow Chemical Co. (The)	175	8,955

Total United States – 23.3%		$180,809

TOTAL COMMON STOCKS – 64.5%		$500,948
(Cost: $493,926)

INVESTMENT FUNDS
United States – 1.7%
Ares Capital Corp.	815	13,415

TOTAL INVESTMENT FUNDS – 1.7%		$13,415
(Cost: $14,153)

PREFERRED STOCKS

Luxembourg

Materials – 0.6%
ArcelorMittal, 6.000%, Convertible		269	4,189

Total Luxembourg – 0.6%			$4,189
United States

Telecommunication Services – 1.3%
Frontier Communications Corp., Convertible Series A, 11.125% (B)		104	10,350

Total United States – 1.3%			$10,350

TOTAL PREFERRED STOCKS – 1.9%			$14,539
(Cost: $16,007)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Crescent Point Energy Corp.,
Call CAD32.00, Expires 7–17–15, OTC (Ctrpty: Citibank N.A.) (C)		2,000	9

TOTAL PURCHASED OPTIONS – 0.0%			$9
(Cost: $118)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.2%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (C)(D)	BRL	5,000	1,498

Industrials – 0.8%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (D)		$770	824
10.750%, 12–1–20		5,005	5,355

			6,179

Total Argentina – 1.0%			$7,677
Australia

Materials – 1.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC
7.125%, 5–1–18 (D)		1,000	1,020
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (D)		4,000	3,375
6.875%, 4–1–22 (D)		5,750	4,032

			8,427

Total Australia – 1.1%			$8,427

Austria

Consumer Staples – 0.8%
JBS Investments GmbH (GTD by Hungary Holdings Kft)
7.250%, 4–3–24		5,000	5,175
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (D)		1,000	1,087

			6,262

Total Austria – 0.8%			$6,262
Brazil

Consumer Staples – 0.3%
AmBev International Finance Co. Ltd.
9.500%, 7–24–17 (C)	BRL	7,500	2,292

Energy – 0.1%
QGOG Constellation S.A.
6.250%, 11–9–19 (D)		$1,500	1,095

Total Brazil – 0.4%			$3,387
Cayman Islands

Consumer Staples – 0.4%
Marfrig Overseas Ltd.
9.500%, 5–4–20 (D)		3,000	3,065

Industrials – 0.4%
Odebrecht Finance Ltd.
7.500%, 9–29–49		500	395
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (D)		3,814	2,737

			3,132

Total Cayman Islands – 0.8%			$6,197
Chile

Industrials – 0.4%
LATAM Airlines Group S.A.
7.250%, 6–9–20 (D)		3,000	3,088

Total Chile – 0.4%			$3,088
Columbia

Energy – 0.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	COP	3,888,000	1,573

Total Columbia – 0.2%			$1,573
France

Financials – 0.8%
Societe Generale S.A.:
8.250%, 11–29–49		$1,000	1,048
6.000%, 12–31–49 (D)		2,000	1,866
7.875%, 12–31–49 (D)		3,000	3,015

			5,929

Total France – 0.8%			$5,929

Guernsey

Financials – 0.9%
Credit Suisse Group (Guernsey) I Ltd.
7.875%, 2–24–41		6,843	7,155

Total Guernsey – 0.9%			$7,155
Hong Kong

Utilities – 0.3%
China Resources Power Holdings Co. Ltd.
7.250%, 5–9–49 (E)		2,000	2,040

Total Hong Kong – 0.3%			$2,040
Ireland

Energy – 0.0%
Novatek Finance Ltd.
7.750%, 2–21–17 (C)(D)	RUB	25,000	426

Total Ireland – 0.0%			$426
Luxembourg

Consumer Discretionary – 0.9%
Altice S.A.
7.625%, 2–15–25 (D)		$7,188	6,757

Energy – 0.2%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (D)(E)		1,500	1,342

Information Technology – 0.9%
BC Luxco 1 S.A.
7.375%, 1–29–20 (D)		7,000	7,000

Materials – 0.2%
Evraz Group S.A.:
7.400%, 4–24–17		1,000	1,010
9.500%, 4–24–18 (D)		850	875

			1,885

Utilities – 0.2%
Aguila 3 S.A.
7.875%, 1–31–18 (D)		1,500	1,485

Total Luxembourg – 2.4%			$18,469
Mexico

Energy – 0.4%
Empresas ICA S.A.B. de C.V.
8.875%, 5–29–24 (D)		4,000	2,990

Materials – 0.4%
C5 Capital (SPV) Ltd.
4.559%, 12–29–49 (D)(E)		2,000	1,760
CEMEX S.A.B. de C.V.
9.500%, 6–15–18 (D)		1,500	1,654

			3,414

Telecommunication Services – 0.2%
America Movil S.A.B. de C.V.
6.450%, 12–5–22 (C)	MXN	22,000	1,341

Total Mexico – 1.0%			$7,745
Netherlands

Materials – 0.6%
Constellium N.V. 8.000%, 1–15–23 (D)		$4,253	4,359

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (C)(D)	RUB	50,000	830

Utilities – 0.2%
Listrindo Capital B.V.
6.950%, 2–21–19 (D)		$750	784
Listrindo Capital B.V. (GTD by PT Cikarang Listrindo)
6.950%, 2–21–19		1,000	1,045

			1,829

Total Netherlands – 0.9%			$7,018
Norway

Consumer Discretionary – 0.4%
World Wide Supply A.S.
7.750%, 5–26–17 (D)		5,000	2,950

Energy – 0.3%
Det norske oljeselskap ASA
10.250%, 5–27–22 (D)		2,600	2,567

Total Norway – 0.7%			$5,517
Russia

Industrials – 0.1%
SCF Capital Ltd.
5.375%, 10–27–17		750	720

Total Russia – 0.1%			$720
Singapore

Consumer Staples – 0.0%
Olam International Ltd.
6.000%, 8–10–18 (C)	SGD	250	196

Total Singapore – 0.0%			$196
Spain

Industrials – 0.6%
ACI Airport Sudamerica S.A.
6.875%, 11–29–32 (D)		$5,000	4,775

Total Spain – 0.6%			$4,775
Turkey

Financials – 0.2%
Türkiye Is Bankasi A.S. 6.000%, 10–24–22 (D)		1,500	1,497

Total Turkey – 0.2%			$1,497

United Kingdom

Financials – 2.6%
Barclays plc
8.250%, 12–29–49	11,085	11,705
Lloyds Banking Group plc
7.500%, 4–30–49	2,000	2,060
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	6,000	6,411

		20,176

Total United Kingdom – 2.6%		$20,176
United States

Consumer Discretionary – 1.0%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	6,000	5,130
New Academy Finance Co. LLC
8.000%, 6–15–18 (D)(F)	3,000	3,030

		8,160

Energy – 0.4%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (D)	3,000	2,790

Financials – 3.2%
Bank of America Corp.:
6.250%, 9–29–49	3,000	2,987
8.000%, 12–29–49	6,000	6,330
BGC Partners, Inc.
5.375%, 12–9–19	6,000	6,253
Isabelle Acquisition Sub, Inc.
10.000%, 11–15–18 (F)	2,026	2,117
JPMorgan Chase & Co.
6.125%, 12–29–49	5,000	5,021
UBS Preferred Funding Trust V
6.243%, 5–29–49	2,000	2,045

		24,753

Industrials – 2.2%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC
6.750%, 5–1–19 (D)	1,856	1,861
HD Supply, Inc.
11.500%, 7–15–20	5,000	5,775
Roofing Supply Group LLC and Roofing Supply Finance, Inc.
10.000%, 6–1–20 (D)	6,000	6,135
TRAC Intermodal LLC and TRAC Intermodal Corp.
11.000%, 8–15–19	500	540
TransDigm Group, Inc.
7.500%, 7–15–21	2,270	2,440

		16,751

Total United States – 6.8%		$52,454

TOTAL CORPORATE DEBT SECURITIES – 22.0%		$170,728
(Cost: $182,905)

OTHER GOVERNMENT SECURITIES (G)
Argentina – 0.7%
City of Buenos Aires
8.950%, 2–19–21	3,000	3,060
Province of Buenos Aires (The)
9.950%, 6–9–21 (D)	2,660	2,600

		5,660

Australia – 0.4%
New South Wales Treasury Corp.
5.500%, 3–1–17 (C)	AUD	4,000	3,259

Canada – 0.7%
City of Toronto
3.500%, 12–6–21 (C)	CAD	2,000	1,748
Province of Ontario
4.400%, 6–2–19 (C)		2,000	1,798
Regional Municipality of York
4.000%, 6–30–21 (C)		2,000	1,795

			5,341

Germany – 0.4%
KfW, Frankfurt/Main, Federal Republic of Germany
2.875%, 10–12–16 (C)	NOK	26,000	3,391

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (C)	RUB	50,000	794

Malaysia – 0.1%
Malaysia Government Bond
3.314%, 10–31–17 (C)	MYR	3,000	796

Spain – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		$7,600	8,170

TOTAL OTHER GOVERNMENT SECURITIES – 3.5%			$27,411
(Cost: $31,537)

LOANS (E)
Canada

Consumer Discretionary – 0.2%
KIK Custom Products, Inc.
9.500%, 10–29–19		1,513	1,513

Total Canada – 0.2%			$1,513
Luxembourg

Consumer Discretionary – 0.4%
Formula One Holdings Ltd. and Delta Two S.a.r.l.
7.750%, 7–29–22		3,058	3,051

Total Luxembourg – 0.4%			$3,051
United States

Consumer Staples – 0.5%
Focus Brands, Inc.,
10.250%, 8–21–18		1,000	1,005
GOBP Holdings, Inc.
9.250%, 10–21–22		2,906	2,877

			3,882

Energy – 0.4%
Empresas ICA S.A.
7.243%, 6–20–17		3,000	2,871

Industrials – 0.9%
Capital Safety North America Holdings, Inc.
6.500%, 3–28–22		2,563	2,582
Hampton Rubber Co. & SEI Holding Corp.
9.000%, 3–27–22		5,000	4,231

			6,813

Information Technology – 0.5%
Active Network, Inc. (The)
9.500%, 11–15–21	3,000	2,850
Misys plc and Magic Newco LLC
12.000%, 6–12–19	1,000	1,087

		3,937

Materials – 0.6%
EP Minerals LLC
8.500%, 8–20–21	781	781
U.S. LBM Holdings LLC,
8.000%, 5–2–20	3,952	3,952

		4,733

Total United States – 2.9%		$22,236

TOTAL LOANS – 3.5%		$26,800
(Cost: $27,646)

SHORT-TERM SECURITIES
Commercial Paper (H) – 1.9%
Ecolab, Inc.
0.440%, 7–16–15	2,849	2,848
Mondelez International, Inc.
0.410%, 7–14–15	5,000	4,999
Wisconsin Gas LLC
0.120%, 7–9–15	7,000	7,000

		14,847

Master Note – 0.5%
Toyota Motor Credit Corp.
0.140%, 7–1–15 (I)	3,764	3,764

TOTAL SHORT-TERM SECURITIES – 2.4%		$18,611
(Cost: $18,612)

TOTAL INVESTMENT SECURITIES – 99.5%		$772,461
(Cost: $784,904)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		3,590

NET ASSETS – 100.0%		$776,051

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $782 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	No dividends were paid during the preceding 12 months.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, COP – Columbian Peso, MXN – Mexican Peso, MYR – Malaysian Ringgit, NOK – Norwegian Krone, RUB – Russian Ruble and SGD – Singapore Dollar).

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $85,169 or 11.0% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(F)	Payment-in-kind bonds.

(G)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Rate shown is the yield to maturity at June 30, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,900	U.S. Dollar	22,776	7-14-15	UBS AG	$—	$634
Euro	40,700	U.S. Dollar	45,736	7-14-15	UBS AG	354	—
Japanese Yen	886,875	U.S. Dollar	7,133	7-14-15	UBS AG	—	114
						$354	$748

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
Crescent Point Energy Corp.	Citibank N.A.	Put	2,000	July 2015	CAD	25.00	$153	$(61)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$500,948	$—	$—
Investment Funds	13,415	—	—
Preferred Stocks	10,350	4,189	—
Purchased Options	—	9	—
Corporate Debt Securities	—	170,728	—
Other Government Securities	—	27,411	—
Loans	—	19,977	6,823
Short-Term Securities	—	18,611	—
Total	$524,713	$240,925	$6,823
Forward Foreign Currency Contracts	$—	$354	$—
Liabilities
Forward Foreign Currency Contracts	$—	$748	$—
Written Options	$—	$61	$—

During the period ended June 30, 2015, securities totaling $5,777 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$784,904

Gross unrealized appreciation	34,371
Gross unrealized depreciation	(46,814)

Net unrealized depreciation	$(12,443)

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada

Energy – 3.7%
Canadian Natural Resources Ltd.	543	$14,747
Suncor Energy, Inc.	902	24,837

		39,584

Industrials – 1.8%
Canadian Pacific Railway Ltd.	121	19,444

Total Canada – 5.5%		$59,028
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	30,000	—

Total China – 0.0%		$—
France

Materials – 0.7%
L Air Liquide S.A.	59	7,456

Total France – 0.7%		$7,456
Netherlands

Energy – 0.5%
Core Laboratories N.V.	47	5,360

Total Netherlands – 0.5%		$5,360
Switzerland

Energy – 2.4%
Weatherford International Ltd. (A)	2,126	26,082

Total Switzerland – 2.4%		$26,082
United Kingdom

Materials – 6.8%
BHP Billiton plc	1,608	31,560
Randgold Resources Ltd. ADR	101	6,792
Rio Tinto plc	840	34,501

		72,853

Total United Kingdom – 6.8%		$72,853
United States

Energy – 60.0%
Anadarko Petroleum Corp.	281	21,954
Antero Resources Corp. (A)	307	10,527
Baker Hughes, Inc.	611	37,720
Cabot Oil & Gas Corp.	425	13,400
Cameron International Corp. (A)	239	12,503
Cimarex Energy Co.	183	20,154
Concho Resources, Inc. (A)	191	21,736
ConocoPhillips	87	5,327
Continental Resources, Inc. (A)	512	21,704
Dril-Quip, Inc. (A)	77	5,806
Energy Transfer Equity L.P.	331	21,269
EOG Resources, Inc.	339	29,679
Exxon Mobil Corp.	67	5,554
FMC Technologies, Inc. (A)	135	5,597
Forum Energy Technologies, Inc. (A)	491	9,965
Gulfport Energy Corp. (A)	247	9,952
Halliburton Co.	1,224	52,718

Helmerich & Payne, Inc.	159	11,218
HollyFrontier Corp.	151	6,442
Marathon Petroleum Corp.	450	23,539
MarkWest Energy Partners L.P.	198	11,155
Newfield Exploration Co. (A)	194	7,024
Noble Energy, Inc.	511	21,795
Oasis Petroleum LLC (A)	739	11,720
Patterson-UTI Energy, Inc.	627	11,804
Phillips 66	288	23,233
Pioneer Natural Resources Co.	140	19,410
Plains GP Holdings L.P., Class A	431	11,138
Rice Energy, Inc. (A)	587	12,230
Rice Midstream Partners L.P.	402	6,987
Schlumberger Ltd.	712	61,324
Shell Midstream Partners L.P.	173	7,903
Superior Energy Services, Inc.	683	14,360
Tallgrass Energy GP L.P., Class A (A)	639	20,531
Tesoro Corp.	105	8,871
Valero Energy Corp.	189	11,841
Valero Energy Partners L.P.	111	5,667
Whiting Petroleum Corp. (A)	351	11,799
Williams Co., Inc. (The)	351	20,138

		645,694

Financials – 2.1%
CME Group, Inc.	246	22,935

Industrials – 4.9%
Caterpillar, Inc.	266	22,590
Fluor Corp.	192	10,157
Joy Global, Inc.	382	13,810
Kansas City Southern	65	5,919

		52,476

Materials – 13.5%
Dow Chemical Co. (The) (B)	881	45,060
Freeport-McMoRan Copper & Gold, Inc., Class B	1,188	22,128
LyondellBasell Industries N.V., Class A	370	38,297
PPG Industries, Inc.	150	17,174
Praxair, Inc.	46	5,493
Southern Copper Corp.	578	16,986

		145,138

Total United States – 80.5%		$866,243

TOTAL COMMON STOCKS – 96.4%		$1,037,022
(Cost: $956,643)

INVESTMENT FUNDS

United States – 1.8%
SPDR Gold Trust (A)	170	19,063

TOTAL INVESTMENT FUNDS – 1.8%		$19,063
(Cost: $20,115)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(C)	3,500	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) – 1.6%
CVS Caremark Corp. 0.420%, 7–6–15	$5,000	5,000
Kroger Co. (The) 0.300%, 7–1–15	1,796	1,796
Sherwin-Williams Co. (The) 0.240%, 7–16–15	6,400	6,399
Wisconsin Gas LLC 0.140%, 7–14–15	4,000	4,000

		17,195

Master Note – 0.5%
Toyota Motor Credit Corp. 0.140%, 7–1–15 (E)	5,240	5,240

TOTAL SHORT-TERM SECURITIES – 2.1%		$22,435
(Cost: $22,435)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,078,520
(Cost: $1,010,043)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(2,844)

NET ASSETS – 100.0%		$1,075,676

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,927 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Restricted security. At June 30, 2015, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	3,500	$10,850	$–

The total value of this security represented 0.0% of net assets at June 30, 2015.

(D)	Rate shown is the yield to maturity at June 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	44,443	U.S. Dollar	67,935	7-14-15	UBS AG	$—	$1,890
Canadian Dollar	31,166	U.S. Dollar	25,264	7-14-15	UBS AG	316	—
Euro	7,214	U.S. Dollar	8,107	7-14-15	UBS AG	63	—
						$379	$1,890

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,037,022	$—	$—
Investment Funds	19,063	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	22,435	—
Total	$1,056,085	$22,435	$—
Forward Foreign Currency Contracts	$—	$379	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,890	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,010,043

Gross unrealized appreciation	189,086
Gross unrealized depreciation	(120,609)

Net unrealized appreciation	$68,477

SCHEDULE OF INVESTMENTS Ivy Global Real Estate Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Financials – 6.4%
DEXUS Property Group	85	$479
Investa Office Fund	52	153
Scentre Group	307	889
Westfield Corp.	88	619

		2,140

Total Australia – 6.4%		$2,140
Belgium

Financials – 0.5%
Befimmo N.V./S.A.	3	160

Total Belgium – 0.5%		$160
Canada

Financials – 2.6%
Allied Properties	2	44
Calloway	7	160
Canadian Apartments Properties	6	211
First Capital Realty, Inc.	5	69
H&R Real Estate Investment Trust	12	217
RioCan	8	166

		867

Total Canada – 2.6%		$867
Finland

Financials – 0.6%
Citycon Oyj	78	194

Total Finland – 0.6%		$194
France

Financials – 2.5%
Gecina	2	205
Klepierre	9	391
Unibail-Rodamco	1	240

		836

Total France – 2.5%		$836
Germany

Financials – 3.3%
alstria office AG	9	115
Deutsche Annington Immobilien SE	20	551
Deutsche EuroShop AG	4	156
LEG Immobilien AG	4	286

		1,108

Total Germany – 3.3%		$1,108
Hong Kong

Financials – 8.2%
Cheung Kong (Holdings) Ltd. (A)(B)	34	282
China Overseas Land & Investment Ltd.	36	127
China Resources Land Ltd.	43	140
Hongkong Land Holdings Ltd.	65	533
Sun Hung Kai Properties Ltd.	74	1,199
Swire Properties Ltd.	145	464

		2,745

Total Hong Kong – 8.2%		$2,745

Japan

Financials – 11.5%
Daiwa Office Investment Corp.	—	*	172
Global One Corp.	—	*	103
Kenedix Office Investment Corp.	—	*	216
Mitsubishi Estate Co. Ltd.	62		1,335
Mitsui Fudosan Co. Ltd.	45		1,260
ORIX JREIT, Inc.	—	*	205
Sumitomo Realty & Development Co. Ltd.	16		561

			3,852

Total Japan – 11.5%			$3,852
Jersey

Financials – 0.1%
Atrium European Real
Estate Ltd.	10		48

Total Jersey – 0.1%			$48
Mexico

Financials – 0.2%
Prologis Property Mexico S.A. de C.V.	33		56

Total Mexico – 0.2%			$56
Netherlands

Financials – 1.0%
Vastned Retail N.V.	4		188
Wereldhave N.V.	3		168

			356

Total Netherlands – 1.0%			$356
Norway

Financials – 0.6%
Entra ASA	21		191

Total Norway – 0.6%			$191
Singapore

Financials – 1.6%
CapitaCommercial Trust	43		50
CapitaLand Ltd.	71		184
CapitaMall Trust	70		112
Global Logistic Properties Ltd.	81		151
Mapletree Commercial Trust	45		49

			546

Total Singapore – 1.6%			$546
Sweden

Financials – 0.8%
Fabege AB	11		156
Hufvudstaden AB	11		128

			284

Total Sweden – 0.8%			$284
Switzerland

Financials – 0.7%
PSP Swiss Property Ltd., Registered Shares	3		223

Total Switzerland – 0.7%			$223

United Kingdom

Financials – 7.9%
British Land Co. plc (The)	13	164
Capital & Regional plc	184	166
Derwent London plc	6	341
Hammerson plc	33	317
Hansteen Holdings plc	82	148
Land Securities Group plc	50	948
Metric Property Investments plc	99	251
Quintain Estates & Development plc (A)	66	111
Shaftesbury plc	15	200

		2,646

Total United Kingdom – 7.9%		$2,646
United States

Financials – 48.6%
AvalonBay Communities, Inc.	8	1,226
BioMed Realty Trust, Inc.	14	267
Boston Properties, Inc.	6	736
Brixmor Property Group, Inc.	10	230
Camden Property Trust	11	827
CBL & Associates Properties, Inc.	21	342
Corporate Office Properties Trust	7	163
Digital Realty Trust, Inc.	4	243
Duke Realty Corp.	19	356
EastGroup Properties, Inc.	2	84
Equity Residential	21	1,444
Federal Realty Investment Trust	4	552
General Growth Properties, Inc.	16	401
HCP, Inc.	3	118
Health Care, Inc.	5	355
Hudson Pacific Properties, Inc.	8	219
LaSalle Hotel Properties	13	463
Mack-Cali Realty Corp.	4	67
New York, Inc.	18	180
Paramount Group, Inc.	15	251
ProLogis	19	695
Public Storage, Inc.	6	1,021
Ramco-Gershenson Properties Trust	9	139
Retail Properties of America, Inc.	12	170
RLJ Lodging Trust	12	347
Senior Housing Properties Trust	11	189
Simon Property Group, Inc.	13	2,325
SL Green Realty Corp.	3	283
Spirit Realty Capital, Inc.	20	190
Sunstone Hotel Investors, Inc.	23	342
Taubman Centers, Inc.	6	448
Terreno Realty Corp.	3	63
Ventas, Inc.	14	877
Vornado Realty Trust	7	680

		16,293

Telecommunication Services – 1.5%
American Tower Corp., Class A	5	485

Total United States – 50.1%		$16,778

TOTAL COMMON STOCKS – 98.6%		$33,030
(Cost: $32,200)

RIGHTS
Finland

Financials – 0.0%
Citycon Oyj	67	7

TOTAL RIGHTS – 0.0%		$7
(Cost: $16)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp. 0.140%, 7–1–15 (C)	$166	166

TOTAL SHORT-TERM SECURITIES – 0.5%		$166
(Cost: $166)

TOTAL INVESTMENT SECURITIES – 99.1%		$33,203
(Cost: $32,382)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		297

NET ASSETS – 100.0%		$33,500

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $282 or 0.8% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$33,030	$—	$—
Rights	7	—	—
Short-Term Securities	—	166	—
Total	$33,037	$166	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$32,382

Gross unrealized appreciation	2,244
Gross unrealized depreciation	(1,423)

Net unrealized appreciation	$821

SCHEDULE OF INVESTMENTS Ivy Global Risk-Managed Real Estate Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia

Financials – 7.6%
DEXUS Property Group	183		$1,029
Investa Office Fund	122		358
Scentre Group	662		1,915
Westfield Corp.	193		1,355

			4,657

Total Australia – 7.6%			$4,657
Belgium

Financials – 0.6%
Befimmo N.V./S.A.	6		375

Total Belgium – 0.6%			$375
Canada

Financials – 2.6%
Allied Properties	8		215
Boardwalk	2		75
Calloway	17		404
Canadian Apartments Properties	12		420
RioCan	21		447

			1,561

Total Canada – 2.6%			$1,561
France

Financials – 3.1%
Gecina	5		612
Unibail-Rodamco	5		1,275

			1,887

Total France – 3.1%			$1,887
Germany

Financials – 3.7%
alstria office AG	32		418
Deutsche EuroShop AG	10		437
Deutsche Wohnen AG	35		807
LEG Immobilien AG	9		598

			2,260

Total Germany – 3.7%			$2,260
Hong Kong

Financials – 6.7%
Hongkong Land Holdings Ltd.	202		1,652
Link (The)	141		823
Swire Properties Ltd.	510		1,628

			4,103

Total Hong Kong – 6.7%			$4,103
Japan

Financials – 9.5%
Daiwa Office Investment Corp.	—	*	847
Hulic, Inc.	—	*	435
Kenedix Office Investment Corp.	—	*	1,224
Nippon Building Fund, Inc.	—	*	1,415
Nippon Prologis, Inc.	—	*	624
ORIX JREIT, Inc.	1		1,280

			5,825

Total Japan – 9.5%			$5,825

Jersey

Financials – 0.3%
Atrium European Real Estate Ltd.	44	201

Total Jersey – 0.3%		$201
Netherlands

Financials – 1.2%
Vastned Retail N.V.	9	402
Wereldhave N.V.	6	321

		723

Total Netherlands – 1.2%		$723
Singapore

Financials – 1.6%
CapitaCommercial Trust	255	296
CapitaMall Trust	298	475
Mapletree Commercial Trust	194	211

		982

Total Singapore – 1.6%		$982
Sweden

Financials – 0.9%
Hufvudstaden AB	43	520

Total Sweden – 0.9%		$520
Switzerland

Financials – 1.0%
PSP Swiss Property Ltd., Registered Shares	7	589

Total Switzerland – 1.0%		$589
United Kingdom

Financials – 8.7%
Derwent London plc	16	877
Hammerson plc	77	747
Hansteen Holdings plc	147	267
Land Securities Group plc	115	2,178
Metric Property Investments plc	251	636
Shaftesbury plc	47	637

		5,342

Total United Kingdom – 8.7%		$5,342
United States

Financials – 51.1%
Acadia Realty Trust	3	99
American Campus Communities, Inc.	20	746
AvalonBay Communities, Inc.	15	2,371
BioMed Realty Trust, Inc.	38	731
Boston Properties, Inc.	13	1,593
Camden Property Trust	21	1,539
Corporate Office Properties Trust	21	487
Duke Realty Corp.	27	510
EastGroup Properties, Inc.	9	484
Equity One, Inc.	16	369
Equity Residential	38	2,641
Federal Realty Investment Trust	15	1,945
HCP, Inc.	10	375
Health Care, Inc.	10	654
Hudson Pacific Properties, Inc.	17	482
Macerich Co. (The)	9	657
New York, Inc.	34	338
Paramount Group, Inc.	30	513
ProLogis	35	1,289
Public Storage, Inc.	14	2,613

Ramco-Gershenson Properties Trust	18	288
Retail Properties of America, Inc.	22	301
Senior Housing Properties Trust	20	359
Simon Property Group, Inc.	27	4,715
Taubman Centers, Inc.	21	1,443
Terreno Realty Corp.	8	156
Ventas, Inc.	29	1,777
Vornado Realty Trust	13	1,236
Washington	18	457

		31,168

Total United States – 51.1%		$31,168

TOTAL COMMON STOCKS – 98.6%		$60,193
(Cost: $59,240)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. 0.140%, 7–1–15 (A)	$351	351

TOTAL SHORT-TERM SECURITIES – 0.6%		$351
(Cost: $351)

TOTAL INVESTMENT SECURITIES – 99.2%		$60,544
(Cost: $59,591)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		501

NET ASSETS – 100.0%		$61,045

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$60,193	$—	$—
Short-Term Securities	—	351	—
Total	$60,193	$351	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$59,591

Gross unrealized appreciation	3,297
Gross unrealized depreciation	(2,344)

Net unrealized appreciation	$953

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary

Cable & Satellite – 0.5%
Time Warner Cable, Inc.	213		$37,950

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	709

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(B)	3		—

Total Consumer Discretionary – 0.5%			38,659
Financials

Specialized Finance – 0.4%
Maritime Finance Co. Ltd. (A)(B)(C)	1,750		31,045

Total Financials – 0.4%			31,045
Telecommunication Services

Integrated Telecommunication Services – 0.2%
Frontier Communications Corp.	2,486		12,306

Total Telecommunication Services – 0.2%			12,306

TOTAL COMMON STOCKS – 1.1%			$82,010
(Cost: $83,166)

PREFERRED STOCKS
Telecommunication Services

Integrated Telecommunication Services – 0.7%
Frontier Communications Corp., Convertible Series A, 11.125% (A)	548		54,762

Total Telecommunication Services – 0.7%			54,762

TOTAL PREFERRED STOCKS – 0.7%			$54,762
(Cost: $55,092)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (D)	13		193

Apparel Retail – 0.0%
St. John Knits International, Inc. (D)	48		595

TOTAL WARRANTS – 0.0%			$788
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.9%
Acosta, Inc.,
7.750%, 10–1–22 (E)		$46,896	47,248
Lamar Media Corp.,
5.375%, 1–15–24		9,695	9,828
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22		3,959	4,008
5.625%, 2–15–24		7,522	7,691
5.625%, 2–15–24 (E)		690	706

			69,481

Apparel Retail – 2.2%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21		34,038	26,039
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (E)(F)		28,481	22,927
Gymboree Corp. (The),
9.125%, 12–1–18		36,350	14,358
Hot Topic, Inc.,
9.250%, 6–15–21 (E)		7,511	7,887
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (E)(F)		5,848	5,936
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (E)		43,692	46,095
Nine West Holdings, Inc.,
8.250%, 3–15–19 (E)		58,714	39,338

			162,580

Auto Parts & Equipment – 0.6%
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc.,
7.875%, 10–1–22 (E)		26,570	26,504
Schaeffler Finance B.V.,
4.250%, 5–15–21 (E)		14,900	14,527
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (E)(F)(G)	EUR	1,025	1,184

			42,215

Automobile Manufacturers – 0.1%
Navistar International Corp.,
8.250%, 11–1–21		$9,520	9,044

Automotive Retail – 0.7%
Group 1 Automotive, Inc.,
5.000%, 6–1–22		10,526	10,473
Sonic Automotive, Inc.,
5.000%, 5–15–23		43,081	42,112

			52,585

Broadcasting – 1.8%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		18,734	15,081
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		47,658	49,387
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		3,032	3,130

Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		10,252	10,688
Cumulus Media, Inc.,
7.750%, 5–1–19		37,469	34,378
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23 (E)		14,468	13,708
WideOpenWest Finance LLC and WideOpenWest Capital Corp.,
10.250%, 7–15–19		11,034	11,779

			138,151

Cable & Satellite – 5.3%
Altice Financing S.A.,
6.625%, 2–15–23 (E)		6,992	6,942
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	3,821	4,302
7.750%, 5–15–22 (E)		$92,025	89,034
6.250%, 2–15–25 (E)(G)	EUR	3,496	3,703
7.625%, 2–15–25 (E)		$19,356	18,195
Cable One, Inc.,
5.750%, 6–15–22 (E)		4,784	4,844
Cablevision Systems Corp.,
5.875%, 9–15–22		11,155	10,820
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		2,542	2,536
5.250%, 9–30–22		4,053	3,992
5.125%, 2–15–23		6,054	5,903
5.750%, 9–1–23		1,513	1,516
5.750%, 1–15–24		28,521	28,735
Columbus International, Inc.,
7.375%, 3–30–21 (E)		5,116	5,500
DISH DBS Corp.:
6.750%, 6–1–21		19,335	20,157
5.875%, 7–15–22		10,630	10,417
5.000%, 3–15–23		5,265	4,883
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (E)		12,183	12,487
5.750%, 8–1–21 (E)		5,854	6,015
4.625%, 5–15–23 (E)		52,613	49,390
6.000%, 7–15–24 (E)		4,000	4,040
VTR Finance B.V.,
6.875%, 1–15–24 (E)		77,161	78,847
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (E)(F)		7,579	7,713
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (E)		23,420	24,357

			404,328

Casinos & Gaming – 1.1%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (E)(G)	CAD	22,446	18,058
MCE Finance Ltd.,
5.000%, 2–15–21 (E)		$19,567	18,589
Scientific Games Corp.,
8.125%, 9–15–18		3,778	3,570
Studio City Finance Ltd.,
8.500%, 12–1–20 (E)		8,000	7,970
Wynn Macau Ltd.,
5.250%, 10–15–21 (E)		40,272	38,057

			86,244

Catalog Retail – 0.1%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (E)		4,184	4,383

Distributors – 1.0%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (E)		78,221	77,634

Education Services – 2.2%
Laureate Education, Inc.,
10.000%, 9–1–19 (E)(H)		180,706	168,508

Hotels, Resorts & Cruise Lines – 0.3%
Interval Acquisition Corp.,
5.625%, 4–15–23 (E)		19,318	19,560

Leisure Facilities – 0.3%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (E)		20,302	20,302

Movies & Entertainment – 1.5%
AMC Entertainment, Inc.:
5.875%, 2–15–22		10,732	10,893
5.750%, 6–15–25 (E)		21,875	21,383
Cinemark USA, Inc.:
5.125%, 12–15–22		7,087	7,025
4.875%, 6–1–23		29,237	28,104
WMG Acquisition Corp.:
5.625%, 4–15–22 (E)		3,800	3,810
6.750%, 4–15–22 (E)		39,900	37,912

			109,127

Restaurants – 0.1%
Carrols Restaurant Group, Inc.,
8.000%, 5–1–22 (E)		8,602	9,032

Specialized Consumer Services – 2.3%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		88,366	75,553
Carlson Travel Holdings,
7.500%, 8–15–19 (E)(F)		18,974	19,259
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (E)		17,712	18,668
7.500%, 6–15–19 (E)(G)	EUR	12,963	15,247
Lansing Trade Group,
9.250%, 2–15–19 (E)		$11,949	11,680
Nielsen Finance,
5.500%, 10–1–21 (E)		10,651	10,757
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (E)		26,539	26,075

			177,239

Specialty Stores – 1.3%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (E)(F)		101,532	90,871
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (E)		11,283	10,620

			101,491

Total Consumer Discretionary – 21.8%			1,651,904

Consumer Staples

Agricultural Products – 0.4%
American Seafoods Group LLC,
10.750%, 5–15–16 (E)	4,968	4,894
ASG Consolidated LLC,
15.000%, 5–15–17 (E)(F)	35,651	22,460

		27,354

Food Distributors – 0.8%
Simmons Foods, Inc.,
7.875%, 10–1–21 (E)	62,543	57,539

Packaged Foods & Meats – 1.2%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (E)(F)	21,864	22,465
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)	53,216	53,549
5.750%, 6–15–25 (E)	13,766	13,628
Post Holdings, Inc.,
7.375%, 2–15–22	5,532	5,629

		95,271

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (E)	35,691	35,691

Total Consumer Staples – 2.9%		215,855
Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (E)	46,559	41,786

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (E)	20,636	17,128

Oil & Gas Equipment & Services – 0.7%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (E)	42,371	39,405
Key Energy Services, Inc.,
6.750%, 3–1–21	7,563	4,462
Seventy Seven Energy, Inc.,
6.500%, 7–15–22	9,093	5,820

		49,687

Oil & Gas Exploration & Production – 1.6%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (E)	20,556	19,271
California Resources Corp.,
6.000%, 11–15–24	29,492	25,326
Chesapeake Energy Corp.:
3.525%, 4–15–19 (H)	6,614	6,052
4.875%, 4–15–22	9,286	8,079
Crownrock L.P.,
7.750%, 2–15–23 (E)	6,941	7,392

Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (E)	10,606	10,553
8.125%, 9–15–23 (E)	6,829	7,043
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (E)	17,106	16,379
Parsley Energy LLC and Parsely Finance Corp.,
7.500%, 2–15–22 (E)	8,385	8,508
Rice Energy, Inc.,
7.250%, 5–1–23 (E)	7,594	7,784
Whiting Petroleum Corp.,
5.750%, 3–15–21	5,553	5,464

		121,851

Oil & Gas Refining & Marketing – 1.0%
Gulfport Energy Corp.,
6.625%, 5–1–23 (E)	2,064	2,090
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (E)(H)	42,138	37,713
Offshore Group Investment Ltd.:
7.500%, 11–1–19	23,966	14,739
7.125%, 4–1–23	4,796	2,926
Seven Generations Energy Ltd.,
6.750%, 5–1–23 (E)	14,697	14,660

		72,128

Total Energy – 4.0%		302,580
Financials

Consumer Finance – 1.6%
Creditcorp,
12.000%, 7–15–18 (E)	40,520	33,936
Quicken Loans, Inc.,
5.750%, 5–1–25 (E)	30,889	29,576
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (E)	43,730	41,325
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (E)	14,715	13,170

		118,007

Diversified Capital Markets – 1.3%
JLL/Delta Dutch Newco B.V.,
7.500%, 2–1–22 (E)	15,644	16,309
Patriot Merger Corp.,
9.000%, 7–15–21 (E)	81,556	80,536

		96,845

Investment Banking & Brokerage – 0.3%
GFI Group, Inc.,
9.625%, 7–19–18 (H)	22,679	25,571

Other Diversified Financial Services – 3.6%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (E)(F)	23,465	23,171
Abengoa Finance SAU,
7.750%, 2–1–20 (E)	52,600	52,074
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (E)	97,192	96,585

Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (E)	30,635	32,167
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (E)(F)	75,927	65,297

		269,294

Property & Casualty Insurance – 1.6%
Hub International Ltd.,
7.875%, 10–1–21 (E)	28,549	29,120
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (E)	94,127	95,539

		124,659

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (E)(F)	24,164	24,043

Real Estate Services – 0.1%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (E)	9,628	9,676

Specialized Finance – 1.4%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (E)	18,398	17,731
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (E)	25,687	26,073
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (E)	74,555	61,135

		104,939

Specialized REITs – 0.3%
Aircastle Ltd.:
5.125%, 3–15–21	9,597	9,693
5.500%, 2–15–22	15,473	15,792

		25,485

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (E)	35,860	34,246

Total Financials – 11.0%		832,765
Health Care

Biotechnology – 0.2%
Concordia Healthcare Corp.,
7.000%, 4–15–23 (E)	12,987	12,987

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (E)	5,591	5,703

Health Care Facilities – 2.4%
Acadia Healthcare Co., Inc.,
5.625%, 2–15–23 (E)	2,767	2,802
AmSurg Corp.,
5.625%, 11–30–20	4,498	4,577
AmSurg Escrow Corp.,
5.625%, 7–15–22	7,939	8,008
Capsugel S.A.,
7.000%, 5–15–19 (E)(F)	17,583	17,893
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (E)(F)	27,648	27,164
DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	13,762	13,246
ExamWorks Group, Inc.,
5.625%, 4–15–23	2,755	2,827
FWCT-2 Escrow Corp.,
6.875%, 2–1–22	6,234	6,585
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (E)	21,568	22,026
Tenet Healthcare Corp.:
3.786%, 6–15–20 (E)(H)	3,416	3,446
8.125%, 4–1–22	60,164	65,879
THC Escrow Corp. II,
6.750%, 6–15–23 (E)	6,834	6,975

		181,428

Health Care Services – 1.1%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (E)	51,111	53,802
Truven Health Analytics, Inc.,
10.625%, 6–1–20	29,049	30,429

		84,231

Health Care Supplies – 0.7%
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (E)	56,528	49,886

Pharmaceuticals – 1.0%
JLL/Delta Dutch Newco B.V.,
8.750%, 5–1–20 (E)(F)	41,639	42,264
VRX Escrow Corp.:
5.375%, 3–15–20 (E)	13,875	14,326
5.875%, 5–15–23 (E)	13,875	14,204
6.125%, 4–15–25 (E)	6,937	7,145

		77,939

Total Health Care – 5.5%		412,174
Industrials

Aerospace & Defense – 2.6%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (E)	76,607	70,862
TransDigm Group, Inc.:
5.500%, 10–15–20	8,899	8,843
7.500%, 7–15–21	22,192	23,856
TransDigm, Inc.:
6.000%, 7–15–22	48,957	48,345
6.500%, 7–15–24	50,313	49,684

		201,590

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	22,190	23,965
XPO Logistics, Inc.,
6.500%, 6–15–22 (E)	10,251	10,033

		33,998

Building Products – 1.5%
CPG Merger Sub LLC,
8.000%, 10–1–21 (E)	5,850	6,046
Ply Gem Industries, Inc.,
6.500%, 2–1–22	56,389	55,361
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (E)	42,909	43,874
USG Corp.,
5.500%, 3–1–25 (E)	6,976	6,950

		112,231

Diversified Support Services – 0.5%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (E)	16,656	16,073
10.750%, 10–15–19 (E)	25,060	19,234

		35,307

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4–1–20 (E)	27,779	28,473

Railroads – 0.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (E)	36,639	36,731
9.750%, 5–1–20 (E)	15,221	14,422

		51,153

Total Industrials – 6.1%		462,752
Information Technology

Application Software – 0.3%
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (E)(F)	23,196	23,283

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (E)	29,388	30,343
5.375%, 8–1–22 (E)	40,381	39,775
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (E)	76,557	75,600

		145,718

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	19,418	19,661

Internet Software & Services – 0.1%
J2 Global, Inc.,
8.000%, 8–1–20	11,127	12,017

IT Consulting & Other Services – 0.7%
NCR Escrow Corp.:
5.875%, 12–15–21	24,601	25,339
6.375%, 12–15–23	25,049	26,552

		51,891

Semiconductors – 0.4%
Micron Technology, Inc.:
5.875%, 2–15–22	29,790	30,200
5.500%, 2–1–25 (E)	1,943	1,820

		32,020

Technology Distributors – 0.9%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (E)(F)	41,417	41,935
9.750%, 1–15–19 (E)	22,877	24,307

		66,242

Total Information Technology – 4.6%		350,832
Materials

Aluminum – 1.6%
Constellium N.V.:
8.000%, 1–15–23 (E)	34,437	35,298
5.750%, 5–15–24 (E)	18,523	16,486
Wise Metals Group LLC,
8.750%, 12–15–18 (E)	25,439	26,870
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (E)(F)	39,976	42,574

		121,228

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (E)	49,258	46,549

Diversified Metals & Mining – 1.5%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (E)(F)	41,465	15,757
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (E)	7,359	7,175
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (E)	47,183	39,811
9.750%, 3–1–22 (E)	3,438	3,550
6.875%, 4–1–22 (E)	28,227	19,794
Lundin Mining Corp.:
7.500%, 11–1–20 (E)	11,178	12,044
7.875%, 11–1–22 (E)	12,230	13,086

		111,217

Metal & Glass Containers – 1.7%
Ardagh Finance Holdings,
8.625%, 6–15–19 (E)(F)	29,629	30,666
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (E)	11,126	11,154
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (E)	30,837	31,454

Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (E)	26,637	23,707
Signode Industrial Group,
6.375%, 5–1–22 (E)	31,826	30,871

		127,852

Paper Packaging – 0.4%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (E)	19,988	19,988
Exopack Holdings S.A.,
7.875%, 11–1–19 (E)	9,310	9,263

		29,251

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (E)(H)	28,421	26,147

Total Materials – 6.1%		462,244
Telecommunication Services

Alternative Carriers – 0.6%
Level 3 Communications, Inc.,
5.750%, 12–1–22	12,412	12,319
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	30,910	31,219

		43,538

Integrated Telecommunication Services – 1.5%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (E)	9,502	9,562
CenturyLink, Inc.,
5.625%, 4–1–20	12,409	12,642
Frontier Communications Corp.:
6.250%, 9–15–21	15,908	14,476
7.125%, 1–15–23	8,443	7,493
6.875%, 1–15–25	9,727	8,134
GCI, Inc.,
6.875%, 4–15–25	27,591	27,867
Sprint Corp.:
7.250%, 9–15–21	32,534	32,026
7.875%, 9–15–23	1,112	1,084

		113,284

Wireless Telecommunication Service – 1.2%
Digicel Group Ltd.,
8.250%, 9–30–20 (E)	35,962	35,962
T-Mobile USA, Inc.:
6.464%, 4–28–19	9,198	9,474
6.633%, 4–28–21	24,320	25,232
6.125%, 1–15–22	2,464	2,544
6.731%, 4–28–22	7,891	8,226
6.000%, 3–1–23	13,041	13,351

		94,789

Total Telecommunication Services – 3.3%		251,611

Utilities

Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (E)		23,050	23,742

Total Utilities – 0.3%			23,742

TOTAL CORPORATE DEBT SECURITIES – 65.6%			$4,966,459
(Cost: $5,192,757)

LOANS (H)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		18,474	18,536

Apparel Retail – 2.6%
Gymboree Corp. (The),
5.000%, 2–23–18		7,880	5,602
Hoffmaster Group, Inc.,
10.000%, 5–9–21		30,368	29,609
Nine West Holdings, Inc.,
6.250%, 1–8–20		47,279	33,116
Talbots, Inc. (The):
5.500%, 3–19–20		22,492	21,930
9.500%, 3–19–21		60,086	58,884
True Religion Apparel, Inc.,
5.875%, 7–30–19		76,940	48,087

			197,228

Auto Parts & Equipment – 0.3%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		23,522	22,906

Casinos & Gaming – 0.3%
Centaur Acquisition LLC,
8.750%, 2–20–20		9,821	9,903
Gateway Casinos & Entertainment Ltd.:
5.340%, 11–26–19 (G)	CAD	14,756	11,676
6.185%, 11–26–19 (G)		38	30

			21,609

General Merchandise Stores – 1.4%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$44,836	45,166
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		65,311	63,134

			108,300

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 4–29–19		4,096	4,099
9.500%, 10–29–19		31,814	31,814
Provo Craft & Novelty, Inc.,
15.000%, 3–2–16 (F)		8,616	—	*

			35,913

Movies & Entertainment – 0.9%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22	70,598	70,421

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.,
8.250%, 9–17–22	11,035	11,063

Total Consumer Discretionary – 6.4%		485,976
Consumer Staples

Food Distributors – 0.3%
Performance Food Group, Inc.,
6.250%, 11–14–19	25,593	25,625

Food Retail – 0.5%
Focus Brands, Inc.,
10.250%, 8–21–18	36,399	36,581

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–21–22	20,658	20,451

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22	18,980	18,743

Total Consumer Staples – 1.3%		101,400
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20	26,251	25,595

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	33,812	28,994

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 8–14–21	25,730	15,985

Oil & Gas Exploration & Production – 0.3%
Callon Petroleum Co.,
8.500%, 10–8–21	21,712	21,508
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (I)	7,527	2,572

		24,080

Oil & Gas Refining & Marketing – 0.5%
Fieldwood Energy LLC,
8.375%, 9–30–20	47,796	36,504

Oil & Gas Storage & Transportation – 0.9%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	43,239	40,969
11.750%, 2–16–21	26,759	25,287

		66,256

Total Energy – 2.6%		197,414

Financials

Consumer Finance – 0.2%
TransFirst, Inc.,
9.000%, 11–12–22	14,395	14,417

Other Diversified Financial Services – 0.7%
WP Mustang Holdings LLC:
5.500%, 5–29–21	21,805	21,723
8.500%, 5–29–22	29,925	29,401

		51,124

Total Financials – 0.9%		65,541
Health Care

Health Care Facilities – 0.5%
Surgery Center Holdings, Inc.:
5.250%, 11–3–20	2,455	2,452
8.500%, 11–3–21	37,505	37,333

		39,785

Health Care Services – 0.2%
Accellent, Inc.,
7.500%, 3–12–22	19,176	18,297

Health Care Supplies – 0.4%
Sage Products Holdings III LLC,
9.250%, 6–13–20	27,667	27,875

Health Care Technology – 0.3%
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20	14,154	14,154
9.250%, 11–4–21	11,652	11,419

		25,573

Life Sciences Tools & Services – 0.5%
Atrium Innovations, Inc.,
7.750%, 8–10–21	40,260	37,039

Total Health Care – 1.9%		148,569
Industrials

Air Freight & Logistics – 0.4%
DAE Aviation Holdings, Inc.:
0.000%, 8–5–19 (J)	6,863	6,891
9.000%, 8–5–19	23,832	23,932

		30,823

Building Products – 1.2%
GYP Holdings III Corp.:
4.750%, 4–1–21	13,432	12,917
7.750%, 4–1–22	50,245	47,859
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	35,500	30,042

		90,818

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7–10–21	11,345	10,714
9.500%, 7–10–22	15,197	12,310

		23,024

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–18–21	7,789	7,792

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	12,913	12,025

Industrial Machinery – 1.5%
Capital Safety North America Holdings, Inc.,
6.500%, 3–28–22	41,674	41,987
Dynacast International LLC,
9.500%, 1–30–23	48,836	48,714
NN, Inc.,
6.000%, 8–29–21	5,911	5,923
United Central Industrial Supply Co. LLC,
7.500%, 10–9–18	16,501	15,201

		111,825

Research & Consulting Services – 0.5%
Larchmont Resources LLC,
8.250%, 8–7–19	49,136	40,291

Total Industrials – 4.2%		316,598
Information Technology

Application Software – 4.4%
Applied Systems, Inc.,
7.500%, 1–23–22	34,872	34,926
Aptean Holdings, Inc.:
5.250%, 2–27–20	23,323	23,031
8.500%, 2–27–21	15,746	15,155
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	208,077	226,076
TIBCO Software, Inc.,
6.500%, 12–4–20	35,696	35,640

		334,828

Data Processing & Outsourced Services – 0.0%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	2,270	2,224

Internet Software & Services – 1.2%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	38,850	38,704
8.750%, 11–12–21	39,154	38,665
W3 Co.,
9.250%, 9–1–20	11,387	9,071

		86,440

IT Consulting & Other Services – 1.4%
Active Network, Inc. (The):
5.500%, 11–15–20	20,258	19,954
9.500%, 11–15–21	42,964	40,816
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	27,745	24,901
9.250%, 7–13–21	24,243	20,364

		106,035

Total Information Technology – 7.0%		529,527

Materials

Construction Materials – 1.1%
Quickrete Holdings, Inc.,
7.000%, 3–30–21	7,006	7,032
U.S. LBM Holdings LLC,
8.000%, 5–2–20	74,195	74,196

		81,228

Diversified Metals & Mining – 0.3%
EP Minerals LLC:
5.500%, 8–20–20	12,532	12,501
8.500%, 8–20–21	12,375	12,375

		24,876

Metal & Glass Containers – 0.2%
Consolidated Container Co. LLC,
7.750%, 1–3–20	11,387	10,590

Paper Packaging – 0.7%
FPC Holdings, Inc.,
9.250%, 5–27–20	32,147	30,941
Ranpak (Rack Merger),
8.250%, 10–1–22	22,983	22,897

		53,838

Specialty Chemicals – 0.8%
Chemstralia Ltd.,
7.250%, 2–26–22	43,357	43,357
Chromaflo Technologies Corp.,
8.250%, 6–2–20	21,317	20,038

		63,395

Total Materials – 3.1%		233,927
Telecommunication Services

Alternative Carriers – 0.2%
Cable & Wireless Communications,
6.500%, 3–31–17	14,338	14,374

Total Telecommunication Services – 0.2%		14,374
Utilities

Independent Power Producers & Energy Traders – 0.2%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–18 (J)	644	647
6.375%, 8–13–19	13,234	13,284

		13,931

Total Utilities – 0.2%		13,931

TOTAL LOANS – 27.8%		$2,107,257
(Cost: $2,209,493)

SHORT-TERM SECURITIES
Commercial Paper (K) – 2.6%
Becton Dickinson & Co.,
0.450%, 7–27–15	15,000	14,995
Bemis Co., Inc.:
0.420%, 7–10–15	15,250	15,248
0.430%, 7–14–15	5,000	4,999
0.450%, 7–27–15	10,000	9,997

Clorox Co. (The),
0.250%, 7–13–15	9,000	8,999
Ecolab, Inc.:
0.390%, 7–9–15	11,500	11,499
0.450%, 8–10–15	7,000	6,996
Freddie Mac Discount Notes,
0.035%, 7–7–15	300	300
J.M. Smucker Co. (The),
0.350%, 7–1–15	31,521	31,521
Johnson & Johnson,
0.080%, 7–13–15	16,698	16,697
Kellogg Co.,
0.310%, 7–15–15	9,000	8,999
McCormick & Co., Inc.:
0.160%, 7–6–15	11,000	11,000
0.180%, 7–7–15	10,000	10,000
Mondelez International, Inc.,
0.440%, 7–6–15	10,000	9,999
Sherwin-Williams Co. (The),
0.310%, 7–7–15	30,000	29,999

		191,248

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (L)	1,802	1,802

Municipal Obligations – 0.0%
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 8-A2 (GTD by Bank of America N.A.),
0.130%, 7–6–15	1,570	1,570

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (L)	864	864
0.110%, 7–7–15 (L)	792	792

		1,656

TOTAL SHORT-TERM SECURITIES – 2.6%		$196,276
(Cost: $196,277)

TOTAL INVESTMENT SECURITIES – 97.8%		$7,407,552
(Cost: $7,737,583)

CASH AND OTHER ASSETS, NET OF LIABILITIES (M) – 2.2%		165,633

NET ASSETS – 100.0%		$7,573,185

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At June 30, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Co. Ltd.	9–19–13	1,750	$35,000	$31,045
Provo Craft & Novelty, Inc.	9–15–11	3	1	—
			$35,001	$31,045

The total value of these securities represented 0.4% of net assets at June 30, 2015.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $3,713,345 or 49.0% of net assets.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(K)	Rate shown is the yield to maturity at June 30, 2015.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(M)	Cash of $4,810 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	36,186	U.S. Dollar	29,336	7-14-15	Morgan Stanley International	$369	$—
Euro	22,017	U.S. Dollar	24,757	7-14-15	Morgan Stanley International	208	—
						$577	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$37,950	$—	$709
Financials	—	—	31,045
Telecommunication Services	12,306	—	—

Total Common Stocks	$50,256	$—	$31,754
Preferred Stocks	54,762	—	—
Warrants	—	193	595
Corporate Debt Securities	—	4,966,459	—
Loans	—	1,720,685	386,572
Short-Term Securities	—	196,276	—

Total	$105,018	$6,883,613	$418,921

Forward Foreign Currency Contracts	$—	$577	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Loans
Beginning Balance 4-1-15	$31,309	$595	$472,642
Net realized gain (loss)	—	—	(5,727)
Net change in unrealized appreciation (depreciation)	445	—	(2,284)
Purchases	—	—	317
Sales	—	—	(26,875)
Amortization/Accretion of premium/discount	—	—	333
Transfers into Level 3 during the period	—	—	203,058
Transfers out of Level 3 during the period	—	—	(254,892)
Ending Balance 6-30-15	$31,754	$595	$386,572
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-15	$445	$—	$(4,167)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$709	Broker	Broker quotes
	31,045	Third-party vendor pricing service	Broker quotes
Warrants	595	Broker	Broker quotes
Loans	386,572	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

OTC = Over The Counter

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$7,737,583

Gross unrealized appreciation	86,895
Gross unrealized depreciation	(416,926)

Net unrealized depreciation	$(330,031)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Financials – 1.3%
Macquarie Group Ltd.	861	$54,099

Health Care – 0.8%
Cochlear Ltd.	497	30,742

Materials – 1.3%
Amcor Ltd.	5,043	53,384

Total Australia – 3.4%		$138,225
Brazil

Consumer Staples – 1.2%
Hypermarcas S.A. (A)	6,740	49,143

Total Brazil – 1.2%		$49,143
China

Consumer Staples – 1.6%
Kweichow Moutai Co. Ltd., Class A (A)	1,606	66,749

Financials – 2.2%
China Construction Bank Corp.	83,802	76,542
Haitong Securities Co. Ltd., H Shares	4,448	11,762

		88,304

Information Technology – 1.7%
Baidu.com, Inc. ADR (A)(B)	357	71,164

Telecommunication Services – 1.0%
China Unicom Ltd.	25,782	40,578

Total China – 6.5%		$266,795
Denmark

Financials – 1.7%
Danske Bank A.S.	2,393	70,372

Telecommunication Services – 0.9%
TDC A/S	5,146	37,735

Total Denmark – 2.6%		$108,107
Finland

Information Technology – 1.5%
Nokia Corp., Series A ADR	2,314	15,853
Nokia OYJ	6,408	43,507

		59,360

Total Finland – 1.5%		$59,360
France

Consumer Staples – 1.4%
Pernod Ricard	515	59,505

Energy – 1.1%
Total S.A.	972	47,206

Industrials – 1.3%
Bouygues S.A.	1,401	52,387

Materials – 2.8%
ArcelorMittal	5,607	54,585
Lafarge	883	58,290

		112,875

Utilities – 1.5%
ENGIE	3,286	60,965

Total France – 8.1%		$332,938
Germany

Consumer Discretionary – 0.8%
Porsche Automobil Holding SE	398	33,556

Health Care – 4.7%
Bayer AG	336	47,027
Fresenius Medical Care AG & Co. KGaA	648	53,513
Fresenius SE & Co. KGaA	1,399	89,761

		190,301

Industrials – 1.4%
Deutsche Lufthansa AG	4,351	56,097

Total Germany – 6.9%		$279,954
Hong Kong

Financials – 1.2%
Cheung Kong (Holdings) Ltd.	3,206	47,104

Total Hong Kong – 1.2%		$47,104
Ireland

Financials – 1.2%
Bank of Ireland (A)	121,475	49,092

Health Care – 1.2%
Shire Pharmaceuticals Group plc ADR (B)	210	50,689

Materials – 2.9%
CRH plc	2,167	60,820
James Hardie Industries plc, Class C	4,334	57,920

		118,740

Total Ireland – 5.3%		$218,521
Israel

Health Care – 1.9%
Teva Pharmaceutical Industries Ltd. ADR (B)	1,346	79,538

Total Israel – 1.9%		$79,538
Italy

Financials – 1.3%
Banca Intesa S.p.A.	14,084	51,063

Total Italy – 1.3%		$51,063
Japan

Consumer Discretionary – 2.4%
Honda Motor Co. Ltd.	2,195	71,047
Nissin Kogyo Co. Ltd.	1,667	27,534

		98,581

Energy – 1.1%
Inpex Corp.	3,844	43,706

Financials – 5.4%
Dai-ichi Mutual Life Insurance Co. (The)	4,581	90,086
Sumitomo Mitsui Financial Group, Inc.	1,302	58,071
Tokio Marine Holdings, Inc.	1,752	72,940

		221,097

Industrials – 4.9%
Komatsu Ltd.	3,053	61,282
Mitsubishi Electric Corp.	3,901	50,426
Mitsubishi Heavy Industries Ltd.	14,315	87,105

		198,813

Telecommunication Services – 2.0%
Softbank Corp.	1,412	83,161

Total Japan – 15.8%		$645,358
Netherlands

Financials – 1.8%
ING Groep N.V., Certicaaten Van Aandelen	4,478	73,934

Total Netherlands – 1.8%		$73,934
South Korea

Consumer Discretionary – 0.9%
Hyundai Mobis	192	36,569

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	39	44,060

Total South Korea – 2.0%		$80,629
Spain

Consumer Discretionary – 1.1%
Mediaset Espana Comunicacion S.A.	3,435	45,016

Financials – 1.4%
CaixaBank S.A.	12,653	58,627

Health Care – 1.0%
Grifols S.A.	680	27,403
Grifols S.A. ADR	388	12,013

		39,416

Total Spain – 3.5%		$143,059
Sweden

Industrials – 0.6%
Sandvik AB	2,102	23,243

Materials – 2.3%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	3,800	96,619

Total Sweden – 2.9%		$119,862
Switzerland

Health Care – 1.1%
Roche Holdings AG, Genusscheine	167	46,658

Industrials – 1.6%
Adecco S.A.	802	65,092

Total Switzerland – 2.7%		$111,750

United Kingdom

Consumer Discretionary – 5.1%
Burberry Group plc	2,210	54,540
Carnival plc	398	20,292
Marks and Spencer Group plc	6,408	53,965
WPP Group plc	3,620	81,115

		209,912

Consumer Staples – 5.1%
Diageo plc	1,275	36,867
Diageo plc ADR	183	21,208
Imperial Tobacco Group plc	944	45,506
SABMiller plc	1,133	58,795
Unilever plc	1,044	44,768

		207,144

Energy – 1.1%
BP plc	6,851	45,227

Financials – 6.5%
Aviva plc	7,463	57,751
HSBC Holdings plc	5,093	46,089
Legal & General Group plc	13,347	52,196
Prudential plc	2,409	58,017
Standard Chartered plc	3,218	51,528

		265,581

Health Care – 3.3%
GlaxoSmithKline plc	2,778	57,718
GlaxoSmithKline plc ADR (B)	498	20,759
Smith & Nephew plc	3,253	54,893

		133,370

Industrials – 1.6%
BAE Systems plc	9,030	64,021

Materials – 1.6%
Antofagasta plc	1,848	20,025
Rio Tinto plc	1,126	46,264

		66,289

Total United Kingdom – 24.3%		$991,544
United States

Consumer Discretionary – 0.8%
Carnival Corp. (B)	644	31,822

Information Technology – 1.7%
Cognizant Technology Solutions Corp., Class A (A)(B)	1,133	69,199

Materials – 1.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	2,588	48,187

Total United States – 3.7%		$149,208

TOTAL COMMON STOCKS – 96.6%		$3,946,092
(Cost: $3,740,568)

PREFERRED STOCKS
Germany

Consumer Discretionary – 1.3%
Volkswagen AG, 2.260%	235	54,399

Total Germany – 1.3%		$54,399

TOTAL PREFERRED STOCKS – 1.3%		$54,399
(Cost: $51,951)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.110%, 7–23–15	$11,000	10,999
Diageo Capital plc (GTD by Diageo plc)
0.340%, 7–2–15	10,000	10,000
EMC Corp.
0.110%, 7–16–15	6,000	6,000
Freddie Mac Discount Notes
0.035%, 7–7–15	889	889
General Mills, Inc.
0.360%, 7–6–15	5,000	5,000
John Deere Canada ULC (GTD by Deere & Co.)
0.130%, 8–11–15	5,000	4,999
Mondelez International, Inc.
0.290%, 7–21–15	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG)
0.080%, 7–7–15	10,000	10,000
Siemens Capital Co. LLC (GTD by Siemens AG)
0.110%, 7–29–15	5,000	4,999
Wisconsin Electric Power Co.
0.150%, 7–1–15	6,150	6,150

		64,035

Master Note – 0.1%
Toyota Motor Credit Corp.
0.140%, 7–1–15 (D)	4,790	4,790

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government)
0.110%, 7–7–15 (D)	523	523

TOTAL SHORT-TERM SECURITIES – 1.7%		$69,348
(Cost: $69,348)

TOTAL INVESTMENT SECURITIES – 99.6%		$4,069,839
(Cost: $3,861,867)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		17,316

NET ASSETS – 100.0%		$4,087,155

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $443 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	2,065,543	U.S. Dollar	331,803	7-14-15	Deutsche Bank AG	$—	$639

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,946,092	$—	$—
Preferred Stocks	54,399	—	—
Short-Term Securities	—	69,348	—
Total	$4,000,491	$69,348	$—
Liabilities
Forward Foreign Currency Contracts	$—	$639	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,861,867

Gross unrealized appreciation	317,827
Gross unrealized depreciation	(109,855)

Net unrealized appreciation	$207,972

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 1.1%
Limited Brands, Inc.	214	$18,355

Apparel, Accessories & Luxury Goods – 1.0%
Under Armour, Inc., Class A (A)	201	16,788

Automotive Retail – 2.1%
AutoZone, Inc. (A)	13	8,670
O’Reilly Automotive, Inc. (A)	118	26,756

		35,426

Broadcasting – 0.6%
CBS Corp., Class B	197	10,917

Cable & Satellite – 1.9%
Comcast Corp., Class A	545	32,764

Casinos & Gaming – 0.5%
Las Vegas Sands, Inc.	155	8,159

Consumer Electronics – 1.7%
Harman International Industries, Inc.	235	27,963

Footwear – 1.5%
NIKE, Inc., Class B	239	25,849

Home Improvement Retail – 3.7%
Home Depot, Inc. (The)	564	62,711

Hotels, Resorts & Cruise Lines – 2.3%
Hilton Worldwide Holdings, Inc. (A)	1,426	39,275

Internet Retail – 3.6%
Amazon.com, Inc. (A)	107	46,231
priceline.com, Inc. (A)	12	13,931

		60,162

Leisure Products – 0.8%
Polaris Industries, Inc.	85	12,634

Movies & Entertainment – 1.6%
Walt Disney Co. (The)	231	26,332

Restaurants – 1.8%
Starbucks Corp.	557	29,874

Specialty Stores – 2.0%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	223	34,504

Total Consumer Discretionary – 26.2%		441,713

Consumer Staples

Brewers – 2.1%
Anheuser-Busch InBev S.A. ADR	304	36,623

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	94	8,120

Total Consumer Staples – 2.6%		44,743
Energy

Oil & Gas Exploration & Production – 1.1%
EOG Resources, Inc.	212	18,552

Total Energy – 1.1%		18,552
Financials

Investment Banking & Brokerage – 1.5%
Charles Schwab Corp. (The)	780	25,480

Total Financials – 1.5%		25,480
Health Care

Biotechnology – 14.1%
Alexion Pharmaceuticals, Inc. (A)	46	8,333
Biogen, Inc. (A)	180	72,594
Celgene Corp. (A)	641	74,198
Gilead Sciences, Inc.	555	64,932
Vertex Pharmaceuticals, Inc. (A)	135	16,670

		236,727

Health Care Facilities – 2.7%
HCA Holdings, Inc. (A)	506	45,859

Pharmaceuticals – 8.2%
Allergan plc (A)	202	61,449
Bristol-Myers Squibb Co.	736	48,980
Shire Pharmaceuticals Group plc ADR	118	28,448

		138,877

Total Health Care – 25.0%		421,463
Industrials

Aerospace & Defense – 1.5%
Boeing Co. (The)	185	25,622

Railroads – 5.1%
Canadian Pacific Railway Ltd.	274	43,903
Union Pacific Corp.	432	41,200

		85,103

Total Industrials – 6.6%		110,725
Information Technology

Application Software – 1.8%
Adobe Systems, Inc. (A)	380	30,760

Data Processing & Outsourced Services – 11.0%
Alliance Data Systems Corp. (A)	57	16,699
FleetCor Technologies, Inc. (A)	184	28,715
MasterCard, Inc., Class A	830	77,560
Visa, Inc., Class A	930	62,470

		185,444

Internet Software & Services – 7.0%
Facebook, Inc., Class A (A)	590	50,610
Google, Inc., Class A (A)	40	21,548
Google, Inc., Class C (A)	56	28,967
LinkedIn Corp., Class A (A)	83	17,109

		118,234

IT Consulting & Other Services – 2.5%
Cognizant Technology Solutions Corp., Class A (A)	683	41,694

Semiconductor Equipment – 2.1%
Applied Materials, Inc.	511	9,823
Lam Research Corp.	308	25,064

		34,887

Semiconductors – 2.1%
NXP Semiconductors N.V. (A)	366	35,980

Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	732	91,834

Total Information Technology – 32.0%		538,833
Materials

Diversified Chemicals – 1.1%
PPG Industries, Inc.	159	18,218

Total Materials – 1.1%		18,218
Telecommunication Services

Wireless Telecommunication Service – 1.8%
American Tower Corp., Class A	214	19,974
SBA Communications Corp. (A)	92	10,623

		30,597

Total Telecommunication Services – 1.8%		30,597

TOTAL COMMON STOCKS – 97.9%		$1,650,324
(Cost: $1,077,492)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.4%
Air Products and Chemicals, Inc.,
0.130%, 7–9–15	$7,000	7,000
Kroger Co. (The):
0.360%, 7–6–15	5,000	4,999
0.430%, 7–20–15	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.360%, 7–7–15	8,000	7,999

		24,997

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (C)	4,865	4,865

Municipal Obligations – 0.4%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.), 0.070%, 7–7–15 (C)	6,000	6,000

TOTAL SHORT-TERM SECURITIES – 2.1%		$35,862
(Cost: $35,863)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,686,186
(Cost: $1,113,355)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(268)

NET ASSETS – 100.0%		$1,685,918

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,650,324	$—	$—
Short-Term Securities	—	35,862	—
Total	$1,650,324	$35,862	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,113,355

Gross unrealized appreciation	581,356
Gross unrealized depreciation	(8,525)

Net unrealized appreciation	$572,831

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials

Other Diversified Financial Services – 1.0%
Lloyds Banking Group plc	644	$16,099

Total Financials – 1.0%		16,099

TOTAL PREFERRED STOCKS – 1.0%		$16,099
(Cost: $16,402)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.9%
Limited Brands, Inc.,
8.500%, 6–15–19	$13,000	15,332

Apparel, Accessories & Luxury Goods – 1.9%
Hanesbrands, Inc.,
6.375%, 12–15–20	15,482	16,198
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	16,000	16,097

		32,295

Automobile Manufacturers – 2.5%
General Motors Co.,
4.875%, 10–2–23	10,500	11,056
Toyota Motor Credit Corp.:
2.000%, 9–15–16	13,250	13,444
2.000%, 10–24–18	5,125	5,169
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (A)	12,000	11,988

		41,657

Broadcasting – 0.2%
CBS Corp.,
7.625%, 1–15–16	3,500	3,618

Cable & Satellite – 1.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.875%, 10–1–19	3,900	4,399
5.200%, 3–15–20	3,000	3,306
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	4,058	4,271
TCI Communications, Inc.,
8.750%, 8–1–15	7,000	7,048
Time Warner Cable, Inc.,
5.850%, 5–1–17	6,830	7,293
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,508

		30,825

Department Stores – 1.3%
Macy’s Retail Holdings, Inc.:
7.450%, 7–15–17	12,100	13,487
7.875%, 8–15–36	4,000	4,263
TJX Cos., Inc. (The),
2.750%, 6–15–21	3,500	3,538

		21,288

General Merchandise Stores – 1.0%
Dollar General Corp.:
4.125%, 7–15–17	12,500	13,069
1.875%, 4–15–18	3,000	2,985

		16,054

Home Improvement Retail – 1.2%
Lowe’s Co., Inc.:
5.000%, 10–15–15	8,000	8,102
2.125%, 4–15–16	11,366	11,499

		19,601

Internet Retail – 1.1%
Amazon.com, Inc.:
1.200%, 11–29–17	8,000	7,971
3.800%, 12–5–24	10,305	10,329

		18,300

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,539

Total Consumer Discretionary – 12.0%		201,509
Consumer Staples

Distillers & Vintners – 0.6%
Beam, Inc.,
1.750%, 6–15–18	10,000	9,941

Drug Retail – 0.4%
Walgreen Co.,
1.800%, 9–15–17	6,500	6,525

Food Distributors – 0.4%
ConAgra Foods, Inc.:
1.300%, 1–25–16	2,940	2,940
5.819%, 6–15–17	2,500	2,685
Wm. Wrigley Jr. Co.,
2.400%, 10–21–18 (A)	1,500	1,521

		7,146

Packaged Foods & Meats – 1.3%
Kraft Foods, Inc.,
4.125%, 2–9–16	12,000	12,227
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	9,450	9,505

		21,732

Soft Drinks – 0.3%
Bottling Group LLC,
5.125%, 1–15–19	4,059	4,485

Total Consumer Staples – 3.0%		49,829
Energy

Integrated Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,516

Oil & Gas Equipment & Services – 1.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	8,250	9,400
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.):
1.950%, 9–14–16 (A)	3,000	3,038
1.250%, 8–1–17 (A)	5,000	4,997
Schlumberger Norge A.S.,
1.250%, 8–1–17 (A)	2,435	2,430
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	3,000	3,038

		22,903

Oil & Gas Exploration & Production – 3.8%
BP Capital Markets plc,
1.674%, 2–13–18	13,500	13,541
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	9,750	9,634
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	6,056
EQT Corp.,
8.125%, 6–1–19	11,520	13,475
Marathon Oil Corp.,
0.900%, 11–1–15	11,240	11,237
Plains Exploration & Production Co.,
6.875%, 2–15–23	9,035	9,690

		63,633

Oil & Gas Storage & Transportation – 2.0%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	4,566	4,834
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.):
3.250%, 10–1–15	5,500	5,500
2.700%, 4–1–19	2,000	1,883
El Paso Corp.,
7.000%, 6–15–17	12,550	13,645
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	7,000	7,646

		33,508

Total Energy – 7.4%		123,560
Financials

Asset Management & Custody Banks – 1.2%
Ares Capital Corp.,
3.875%, 1–15–20	16,515	16,750

Mitsubishi UFJ Trust & Banking Corp.,
0.369%, 9–3–15 (B)	3,400	3,400

		20,150

Consumer Finance – 6.0%
American Express Co.,
7.000%, 3–19–18	10,000	11,336
American Express Credit Corp.,
1.300%, 7–29–16	5,320	5,336
American Honda Finance Corp.:
1.500%, 9–11–17 (A)	6,000	6,027
7.625%, 10–1–18 (A)	5,000	5,921
Capital One Bank USA N.A.,
2.150%, 11–21–18	2,650	2,645
Capital One Financial Corp.,
6.750%, 9–15–17	9,000	9,958
Capital One N.A.,
2.400%, 9–5–19	6,000	5,942
Caterpillar Financial Services Corp.,
1.000%, 11–25–16	2,000	2,005
Discover Financial Services,
3.950%, 11–6–24	16,100	15,621
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	2,450	2,447
5.000%, 5–15–18	10,000	10,745
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	4,500	4,595
Hyundai Capital America:
1.875%, 8–9–16 (A)	4,000	4,024
2.875%, 8–9–18 (A)	5,525	5,653
Western Union Co. (The),
5.930%, 10–1–16	7,540	7,916

		100,171

Diversified Banks – 4.6%
Bank of America Corp.,
5.650%, 5–1–18	6,000	6,588
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	12,732
Bank of Nova Scotia (The),
2.050%, 10–30–18	14,150	14,284
Commonwealth Bank of Australia,
2.250%, 3–13–19	8,500	8,535
HSBC Bank plc,
3.100%, 5–24–16 (A)	6,000	6,121
U.S. Bancorp,
2.200%, 11–15–16	10,000	10,170
Wachovia Corp.,
5.750%, 2–1–18	13,500	14,892
Wells Fargo & Co.,
2.125%, 4–22–19	4,425	4,439

		77,761

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The),
3.700%, 8–1–15	6,460	6,476
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	11,000	12,059
Morgan Stanley,
5.950%, 12–28–17	12,600	13,848

		32,383

Life & Health Insurance – 1.3%
Aflac, Inc.,
3.625%, 11–15–24	8,546	8,562
MetLife, Inc.,
6.817%, 8–15–18	11,000	12,654

		21,216

Other Diversified Financial Services – 5.8%
Citigroup, Inc.:
1.300%, 11–15–16	5,215	5,211
2.550%, 4–8–19	10,662	10,743
Daimler Finance North America LLC,
1.300%, 7–31–15 (A)	16,600	16,611
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	13,218
John Deere Capital Corp.,
1.200%, 10–10–17	15,000	14,977
JPMorgan Chase & Co.,
6.000%, 1–15–18	16,500	18,167
Moody’s Corp.,
2.750%, 7–15–19	2,400	2,419
TIAA Asset Management Finance Co. LLC,
2.950%, 11–1–19 (A)	15,000	15,099

		96,445

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.:
2.200%, 8–15–16	2,650	2,693
1.900%, 1–31–17	4,000	4,062
2.100%, 8–14–19	7,375	7,414

		14,169

Regional Banks – 1.0%
PNC Bank N.A.:
1.300%, 10–3–16	2,000	2,008
2.400%, 10–18–19	5,500	5,532
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	9,904

		17,444

Specialized REITs – 0.2%
Crown Castle International Corp.,
5.250%, 1–15–23	2,745	2,765

Total Financials – 22.8%		382,504
Health Care

Biotechnology – 0.5%
Amgen, Inc.:
2.125%, 5–15–17	5,500	5,586
1.250%, 5–22–17	1,950	1,948

		7,534

Health Care Equipment – 1.8%
Medtronic, Inc.,
3.500%, 3–15–25 (A)	11,752	11,713
Stryker Corp.,
2.000%, 9–30–16	18,110	18,304

		30,017

Health Care Services – 0.4%
Quest Diagnostics, Inc.,
3.200%, 4–1–16	6,966	7,084

Health Care Supplies – 2.1%
Cardinal Health, Inc.,
3.500%, 11–15–24	14,750	14,483
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	12,064
DENTSPLY International, Inc.,
2.750%, 8–15–16	4,000	4,064
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	5,350	5,392

		36,003

Pharmaceuticals – 1.7%
AbbVie, Inc.,
2.500%, 5–14–20	5,000	4,947
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	6,750	6,786
GlaxoSmithKline Capital, Inc.,
5.650%, 5–15–18	6,600	7,362
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,913
Mylan, Inc.,
1.350%, 11–29–16	4,291	4,278

		28,286

Total Health Care – 6.5%		108,924
Industrials

Airlines – 0.3%
Southwest Airlines Co.,
5.125%, 3–1–17	5,000	5,305

Construction Machinery & Heavy Trucks – 1.0%
Joy Global, Inc.,
6.000%, 11–15–16	16,157	17,132

Environmental & Facilities Services – 1.7%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	15,446
Waste Management, Inc.:
6.100%, 3–15–18	10,000	11,159
4.750%, 6–30–20	1,675	1,845

		28,450

Industrial Conglomerates – 1.5%
Danaher Corp.,
5.400%, 3–1–19	7,700	8,589
General Electric Capital Corp.,
5.625%, 5–1–18	15,500	17,147

		25,736

Trading Companies & Distributors – 0.6%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	9,249	9,376

Trucking – 1.3%
Penske Truck Leasing Co. L.P.,
2.500%, 3–15–16 (A)	6,000	6,041
Penske Truck Leasing Co. L.P. and PTL Finance Corp.,
3.750%, 5–11–17 (A)	10,350	10,707
Ryder System, Inc.,
2.450%, 11–15–18	4,650	4,673

		21,421

Total Industrials – 6.4%		107,420
Information Technology

Communications Equipment – 0.4%
QUALCOMM, Inc.,
2.250%, 5–20–20	5,900	5,864

Data Processing & Outsourced Services – 1.0%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,814
6.375%, 4–1–20 (A)	6,000	6,195
5.375%, 8–1–22 (A)	4,338	4,273

		17,282

Electronic Equipment & Instruments – 0.8%
Xerox Corp.,
6.350%, 5–15–18	12,175	13,562

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.,
7.750%, 7–15–16	12,676	13,278

Internet Software & Services – 0.3%
eBay, Inc.,
1.350%, 7–15–17	5,000	4,990

Systems Software – 0.3%
CA, Inc.,
5.375%, 12–1–19	5,000	5,562

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.,
1.550%, 2–7–20	14,000	13,703
Oracle Corp.,
2.950%, 5–15–25	10,721	10,311

		24,014

Total Information Technology – 5.0%		84,552
Materials

Diversified Chemicals – 0.7%
Dow Chemical Co. (The),
4.250%, 11–15–20	11,382	12,130

Diversified Metals & Mining – 0.7%
Rio Tinto Finance (USA) Ltd.,
2.250%, 9–20–16	12,500	12,683

Metal & Glass Containers – 0.6%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	9,000	9,533

Specialty Chemicals – 0.9%
Methanex Corp.,
3.250%, 12–15–19	14,669	14,746

Total Materials – 2.9%		49,092
Telecommunication Services

Integrated Telecommunication Services – 2.2%
AT&T, Inc.,
2.950%, 5–15–16	6,715	6,826
CC Holdings GS V LLC,
2.381%, 12–15–17	8,335	8,430
SBA Tower Trust,
2.240%, 4–16–18 (A)	5,100	5,071
Verizon Communications, Inc.,
6.350%, 4–1–19	14,000	15,988

		36,315

Wireless Telecommunication Service – 1.2%
American Tower Corp.,
5.900%, 11–1–21	14,500	16,317
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,000	3,936

		20,253

Total Telecommunication Services – 3.4%		56,568
Utilities

Electric Utilities – 1.0%
Kansas City Power & Light Co.,
7.150%, 4–1–19	13,555	15,979

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	12,531
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	4,850	4,848

		17,379

Total Utilities – 2.0%		33,358

TOTAL CORPORATE DEBT SECURITIES – 71.4%		$1,197,316
(Cost: $1,191,319)

MUNICIPAL BONDS – TAXABLE
Hawaii – 0.1%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A,
3.335%, 8–1–16	$2,600	2,676

TOTAL MUNICIPAL BONDS – TAXABLE – 0.1%		$2,676
(Cost: $2,600)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.1%
Federal Home Loan Bank,
4.780%, 1–25–17	1,011	1,069

Mortgage-Backed Obligations – 10.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	13,226	14,266
4.500%, 5–15–32	944	959
5.000%, 12–15–34	662	722
4.303%, 9–25–44 (A)(B)	8,200	8,624
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	645	689
3.000%, 1–1–33	8,226	8,345
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8–1–28	13,216	13,618
3.000%, 9–1–28	12,667	13,053
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	1,364	1,421
2.000%, 4–25–39	11,264	11,011
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.000%, 12–30–15	10,000	10,090
5.500%, 9–1–17	1,360	1,403
0.875%, 10–26–17	15,000	15,008
4.514%, 12–1–19	11,185	12,323
4.380%, 6–1–21	14,597	16,058
5.500%, 10–1–21	2,459	2,647
5.450%, 10–18–21	8,028	8,504
5.500%, 2–1–22	1,343	1,455
6.000%, 7–1–22	909	1,003
3.500%, 8–1–26	6,813	7,207
3.000%, 7–1–28	12,456	12,833
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	10,499	10,300

		171,539

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 10.3%		$172,608
(Cost: $172,530)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.9%
U.S. Treasury Notes:
1.750%, 5–31–16	13,000	13,168
1.500%, 7–31–16	15,000	15,180
2.750%, 2–28–18	35,000	36,687

		65,035

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.9%		$65,035
(Cost: $64,723)

SHORT-TERM SECURITIES
Commercial Paper (C) – 10.3%
Becton Dickinson & Co.:
0.450%, 7–27–15	9,000	8,997
0.480%, 8–17–15	20,000	19,987
Bemis Co., Inc.:
0.350%, 7–8–15	5,000	5,000
0.370%, 7–9–15	6,000	5,999
Clorox Co. (The),
0.250%, 7–13–15	10,000	9,999
Danaher Corp.,
0.170%, 7–10–15	6,081	6,081
Essilor International S.A.,
0.130%, 7–10–15	2,000	2,000
General Mills, Inc.,
0.370%, 7–1–15	14,600	14,600
J.M. Smucker Co. (The),
0.350%, 7–1–15	6,468	6,468
Kroger Co. (The),
0.430%, 7–20–15	7,000	6,998
McDonald’s Corp.,
0.340%, 7–23–15	20,000	19,996
Mondelez International, Inc.:
0.410%, 7–14–15	15,000	14,997
0.290%, 7–21–15	10,000	9,998
NBCUniversal Enterprise, Inc.,
0.440%, 7–13–15	25,000	24,996
Siemens Capital Co. LLC (GTD by Siemens AG),
0.110%, 7–29–15	6,000	5,999
Wisconsin Gas LLC,
0.120%, 7–9–15	9,000	9,000

		171,115

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (B)	2,154	2,154

Municipal Obligations – 1.8%
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.070%, 7–7–15 (B)	7,000	7,000
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (Var Rate Demand Bonds),
0.060%, 7–7–15 (B)	23,000	23,000

		30,000

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 7–3–15 (B)	5,572	5,572

TOTAL SHORT-TERM SECURITIES – 12.5%		$208,841
(Cost: $208,843)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,662,575
(Cost: $1,656,417)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		13,174

NET ASSETS – 100.0%		$1,675,749

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $184,848 or 11.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(C)	Rate shown is the yield to maturity at June 30, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$16,099	$—	$—
Corporate Debt Securities	—	1,197,316	—
Municipal Bonds	—	2,676	—
United States Government Agency Obligations	—	172,608	—
United States Government Obligations	—	65,035	—
Short-Term Securities	—	208,841	—
Total	$16,099	$1,646,476	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,656,417

Gross unrealized appreciation	10,859
Gross unrealized depreciation	(4,701)

Net unrealized appreciation	$6,158

SCHEDULE OF INVESTMENTS
Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	4,279	$73,297
Ivy European Opportunities Fund, Class I	754	22,297
Ivy Global Growth Fund, Class I	1,400	60,120
Ivy Global Income Allocation Fund, Class I	1,514	23,133
Ivy International Core Equity Fund, Class I	3,255	59,737

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$238,584
(Cost: $169,608)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (A)	$469	469

TOTAL SHORT-TERM SECURITIES – 0.2%		$469
(Cost: $469)

TOTAL INVESTMENT SECURITIES – 100.1%		$239,053
(Cost: $170,077)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(160)

NET ASSETS – 100.0%		$238,893

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$238,584	$—	$—
Short-Term Securities	—	469	—
Total	$238,584	$469	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$170,077

Gross unrealized appreciation	68,976
Gross unrealized depreciation	—

Net unrealized appreciation	$68,976

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 1.1%
Boot Barn Holdings, Inc. (A)	64	$2,038
Christopher & Banks Corp. (A)	117	470

		2,508

Apparel, Accessories & Luxury Goods – 1.0%
Movado Group, Inc.	81	2,200

Broadcasting – 0.8%
Entravision Communications Corp.	221	1,819

Education Services – 2.2%
2U, Inc. (A)	160	5,163

Home Improvement Retail – 1.1%
Tile Shop Holdings, Inc. (A)	181	2,574

Homebuilding – 0.8%
M/I Homes, Inc. (A)	73	1,796

Homefurnishing Retail – 1.0%
Kirkland’s, Inc.	87	2,413

Hotels, Resorts & Cruise Lines – 0.5%
Morgans Hotel Group Co. (A)	157	1,057

Leisure Products – 3.8%
Arctic Cat, Inc.	72	2,395
Malibu Boats, Inc., Class A (A)	101	2,021
Nautilus Group, Inc. (The) (A)	203	4,375

		8,791

Movies & Entertainment – 1.7%
Rentrak Corp. (A)	55	3,804

Restaurants – 3.8%
Dave & Buster’s Entertainment, Inc. (A)	70	2,530
Del Frisco’s Restaurant Group, Inc. (A)	135	2,506
Good Times Restaurants, Inc. (A)	186	1,639
Habit Restaurants, Inc. (The), Class A (A)	70	2,175

		8,850

Specialty Stores – 1.8%
Build-A-Bear Workshop, Inc. (A)	129	2,064
Sportsman’s Warehouse Holdings, Inc. (A)	182	2,073

		4,137

Total Consumer Discretionary – 19.6%		45,112
Consumer Staples

Food Distributors – 0.6%
Chefs’ Warehouse Holdings LLC (The) (A)	66	1,406

Food Retail – 1.2%
Natural Grocers by Vitamin Cottage, Inc. (A)	109	2,672

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	135	1,367

Personal Products – 2.2%
IGI Laboratories, Inc. (A)	256	1,611
Inter Parfums, Inc.	102	3,468

		5,079

Total Consumer Staples – 4.6%		10,524
Energy

Oil & Gas Drilling – 0.5%
Pioneer Drilling Co. (A)	164	1,042

Oil & Gas Equipment & Services – 1.0%
Basic Energy Services, Inc. (A)	93	700
RigNet, Inc. (A)	55	1,690

		2,390

Oil & Gas Exploration & Production – 0.3%
Triangle Petroleum Corp. (A)	134	671

Total Energy – 1.8%		4,103
Financials

Asset Management & Custody Banks – 1.7%
Actua Corp. (A)	74	1,055
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147	2,946

		4,001

Investment Banking & Brokerage – 1.2%
Marcus & Millichap, Inc. (A)	59	2,731

Office REITs – 0.6%
City Office REIT, Inc.	104	1,287

Specialized REITs – 0.9%
Ashford Hospitality Prime, Inc.	133	2,002

Thrifts & Mortgage Finance – 0.4%
PennyMac Financial Services, Inc., Class A (A)	55	1,002

Total Financials – 4.8%		11,023
Health Care

Biotechnology – 11.8%
Acceleron Pharma, Inc. (A)	44	1,386
Ardelyx, Inc. (A)	104	1,661
Argos Therapeutics, Inc. (A)	124	852
Cara Therapeutics, Inc. (A)	154	1,867
Concert Pharmaceuticals, Inc. (A)	159	2,365
Enanta Pharmaceuticals, Inc. (A)	84	3,779
NewLink Genetics Corp. (A)	56	2,457

Repligen Corp. (A)	114	4,692
Retrophin, Inc. (A)	150	4,959
Synergy Pharmaceuticals, Inc. (A)	224	1,859
Verastem, Inc. (A)	155	1,169

		27,046

Health Care Equipment – 3.3%
Avinger, Inc. (A)	92	1,184
K2M Group Holdings, Inc. (A)	113	2,702
Oxford Immunotec Global plc (A)	149	2,068
Sunshine Heart, Inc. (A)	186	640
Veracyte, Inc. (A)	97	1,081

		7,675

Health Care Facilities – 2.8%
AAC Holdings, Inc. (A)	83	3,594
Surgical Care Affiliates, Inc. (A)	75	2,871

		6,465

Health Care Services – 4.1%
Adeptus Health, Inc., Class A (A)	67	6,383
Cross Country Healthcare, Inc. (A)	232	2,936

		9,319

Health Care Supplies – 1.7%
Quidel Corp. (A)	152	3,493
TearLab Corp. (A)	238	480

		3,973

Health Care Technology – 4.2%
Evolent Health, Inc., Class A (A)	109	2,133
HealthStream, Inc. (A)	88	2,683
Imprivata, Inc. (A)	169	2,771
Press Ganey Holdings, Inc. (A)	70	2,013

		9,600

Pharmaceuticals – 6.3%
Aerie Pharmaceuticals, Inc. (A)	140	2,477
Intersect ENT, Inc. (A)	109	3,132
Intra-Cellular Therapies, Inc. (A)	96	3,080
Pernix Therapeutics Holdings, Inc. (A)	328	1,941
ZS Pharma, Inc. (A)	75	3,929

		14,559

Total Health Care – 34.2%		78,637
Industrials

Building Products – 3.6%
Builders FirstSource, Inc. (A)	228	2,927
NCI Building Systems, Inc. (A)	158	2,383
PGT, Inc. (A)	198	2,870

		8,180

Construction & Engineering – 0.6%
Orion Marine Group, Inc. (A)	195	1,407

Construction Machinery & Heavy Trucks – 0.6%
Wabash National Corp. (A)	112	1,399

Electrical Components & Equipment – 0.7%
Enphase Energy, Inc. (A)	140	1,061
Orion Energy Systems, Inc. (A)	178	447

		1,508

Office Services & Supplies – 1.0%
ARC Document Solutions, Inc. (A)	308	2,340

Research & Consulting Services – 0.3%
Levy Acquisition Corp. (A)	50	754

Trucking – 2.8%
Celadon Group, Inc.	23	476
Covenant Transportation Group, Inc., Class A (A)	106	2,649
Marten Transport Ltd.	84	1,814
Roadrunner Transportation Systems, Inc. (A)	62	1,599

		6,538

Total Industrials – 9.6%		22,126
Information Technology

Application Software – 3.3%
Callidus Software, Inc. (A)	314	4,897
Globant S.A. (A)	20	605
Materialise N.V. ADR (A)	103	939
Yodlee, Inc. (A)	86	1,245

		7,686

Communications Equipment – 1.4%
Ruckus Wireless, Inc. (A)	155	1,603
ShoreTel, Inc. (A)	220	1,491

		3,094

Electronic Equipment & Instruments – 0.5%
CUI Global, Inc. (A)	210	1,065

Electronic Manufacturing Services – 1.0%
M/A-COM Technology Solutions Holdings, Inc. (A)	61	2,314

Home Entertainment Software – 0.4%
Glu Mobile, Inc. (A)	162	1,005

Internet Software & Services – 4.1%
Amber Road, Inc. (A)	229	1,604
Boingo Wireless, Inc. (A)	242	1,998
Q2 Holdings, Inc. (A)	112	3,161
Tech Target, Inc. (A)	139	1,242
Xactly Corp. (A)	155	1,328

		9,333

Semiconductor Equipment – 2.1%
MaxLinear, Inc., Class A (A)	234	2,831
Nanometrics, Inc. (A)	80	1,283
Ultra Clean Holdings, Inc. (A)	119	741

		4,855

Semiconductors – 0.8%
Exar Corp. (A)	185	1,808

Systems Software – 2.5%
Barracuda Networks, Inc. (A)	54	2,124
TubeMogul, Inc. (A)	165	2,361
Varonis Systems, Inc. (A)	60	1,325

		5,810

Technology Hardware, Storage & Peripherals – 0.9%
Datalink Corp. (A)	100	895
Dot Hill Systems Corp. (A)	193	1,180

		2,075

Total Information Technology – 17.0%		39,045
Telecommunication Services

Alternative Carriers – 0.5%
inContact, Inc. (A)	114	1,127

Integrated Telecommunication Services – 1.6%
Global Telecom & Technology, Inc. (A)	153	3,655

Wireless Telecommunication Service – 0.9%
RingCentral, Inc., Class A (A)	110	2,036

Total Telecommunication Services – 3.0%		6,818

TOTAL COMMON STOCKS – 94.6%		$217,388
(Cost: $168,971)

INVESTMENT FUNDS
Registered Investment Companies – 3.4%
iShares Russell 2000 Growth Index Fund	50	7,713

TOTAL INVESTMENT FUNDS – 3.4%		$7,713
(Cost: $7,614)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.0%
J.M. Smucker Co. (The),
0.350%, 7–1–15	$2,185	2,185

Master Note – 1.5%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (C)	3,500	3,500

TOTAL SHORT-TERM SECURITIES – 2.5%		$5,685
(Cost: $5,685)

TOTAL INVESTMENT SECURITIES – 100.5%		$230,786
(Cost: $182,270)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(1,079)

NET ASSETS – 100.0%		$229,707

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$217,388	$—	$—
Investment Funds	7,713	—	—
Short-Term Securities	—	5,685	—
Total	$225,101	$5,685	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$182,270

Gross unrealized appreciation	61,986
Gross unrealized depreciation	(13,470)

Net unrealized appreciation	$48,516

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 2.8%
DSW, Inc., Class A	2,005	$66,916
Urban Outfitters, Inc. (A)	2,094	73,284

		140,200

Apparel, Accessories & Luxury Goods – 4.4%
Burberry Group plc (B)	2,268	55,984
Kate Spade & Co. (A)	1,873	40,355
Polo Ralph Lauren Corp. (C)	576	76,248
Under Armour, Inc., Class A (A)	518	43,243

		215,830

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	1,305	74,185

Department Stores – 1.2%
Nordstrom, Inc.	817	60,830

Homefurnishing Retail – 1.5%
Bed Bath & Beyond, Inc. (A)	1,075	74,185

Internet Retail – 1.1%
TripAdvisor, Inc. (A)	642	55,976

Leisure Products – 2.9%
Mattel, Inc.	2,757	70,839
Polaris Industries, Inc.	486	72,027

		142,866

Restaurants – 2.1%
Dunkin’ Brands Group, Inc. (C)	1,863	102,461

Specialty Stores – 2.9%
Tiffany & Co.	622	57,064
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	567	87,573

		144,637

Total Consumer Discretionary – 20.4%		1,011,170
Consumer Staples

Distillers & Vintners – 1.1%
Brown-Forman Corp., Class B	527	52,794

Food Retail – 1.3%
Whole Foods Market, Inc.	1,672	65,959

Packaged Foods & Meats – 4.0%
Hain Celestial Group, Inc. (The) (A)	1,555	102,435
Mead Johnson Nutrition Co. (C)	1,078	97,216

		199,651

Personal Products – 1.2%
Coty, Inc., Class A (D)	1,911	61,102

Total Consumer Staples – 7.6%		379,506
Energy

Oil & Gas Exploration & Production – 6.2%
Cabot Oil & Gas Corp.	2,359	74,419
Cimarex Energy Co.	359	39,565
Continental Resources, Inc. (A)	1,646	69,785
Noble Energy, Inc.	1,152	49,150
Oasis Petroleum LLC (A)	1,583	25,088
Southwestern Energy Co. (A)	2,193	49,842

		307,849

Total Energy – 6.2%		307,849
Financials

Asset Management & Custody Banks – 4.0%
Northern Trust Corp.	2,078	158,913
Oaktree Capital Group LLC	800	42,533

		201,446

Regional Banks – 5.5%
First Republic Bank	1,789	112,750
Signature Bank (A)	837	122,565
UMB Financial Corp.	658	37,500

		272,815

Specialized Finance – 1.6%
CME Group, Inc.	839	78,122

Total Financials – 11.1%		552,383
Health Care

Biotechnology – 7.3%
ACADIA Pharmaceuticals, Inc. (A)	1,091	45,709
Alkermes plc (A)	1,311	84,348
BioMarin Pharmaceutical, Inc. (A)	795	108,779
Incyte Corp. (A)	552	57,570
Medivation, Inc. (A)	581	66,386

		362,792

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	539	76,569

Health Care Equipment – 2.7%
Intuitive Surgical, Inc. (A)	275	133,025

Health Care Facilities – 1.2%
Acadia Healthcare Co., Inc. (A)	775	60,706

Health Care Supplies – 1.5%
Align Technology, Inc. (A)	1,205	75,540

Health Care Technology – 1.2%
Cerner Corp. (A)(C)	884	61,040

Pharmaceuticals – 2.1%
Zoetis, Inc.	2,115	101,978

Total Health Care – 17.5%		871,650
Industrials

Air Freight & Logistics – 2.3%
Expeditors International of Washington, Inc.	2,496	115,062

Building Products – 2.1%
Fortune Brands Home & Security, Inc.	2,272	104,090

Construction Machinery & Heavy Trucks – 0.9%
Joy Global, Inc.	1,230	44,522

Electrical Components & Equipment – 0.5%
Generac Holdings, Inc. (A)	663	26,359

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (A)	554	74,235

Industrial Machinery – 1.6%
Flowserve Corp.	1,356	71,407
Woodward, Inc.	139	7,662

		79,069

Research & Consulting Services – 5.2%
CoStar Group, Inc. (A)	492	99,074
Towers Watson & Co., Class A	536	67,415
Verisk Analytics, Inc., Class A (A)	1,232	89,611

		256,100

Trading Companies & Distributors – 2.0%
Fastenal Co.	2,393	100,939

Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	453	37,227

Total Industrials – 16.9%		837,603
Information Technology

Application Software – 1.4%
ANSYS, Inc. (A)	738	67,376

Communications Equipment – 1.1%
F5 Networks, Inc. (A)	467	56,210

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp. (A)	264	76,946

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (A)(C)	2,079	138,247

Internet Software & Services – 3.7%
GrubHub, Inc. (A)	1,657	56,467
Pandora Media, Inc. (A)	5,547	86,204
WebMD Health Corp., Class A (A)	969	42,920

		185,591

IT Consulting & Other Services – 1.3%
Teradata Corp. (A)	1,775	65,679

Semiconductors – 2.1%
Microchip Technology, Inc.	2,258	107,069

Systems Software – 1.4%
ServiceNow, Inc. (A)	907	67,419

Technology Hardware, Storage & Peripherals – 0.8%
SanDisk Corp.	646	37,606

Total Information Technology - 16.1%		802,143
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	845	50,053

Specialty Chemicals – 1.1%
Valspar Corp. (The)	673	55,077

Total Materials – 2.1%		105,130

TOTAL COMMON STOCKS – 97.9%		$4,867,434
(Cost: $4,022,586)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Russell 2000 Index,
Put $1,240.00, Expires 7–31–15, OTC (Ctrpty: UBS AG)	2,823	5,985
S&P 500 Index,
Put $2,050.00, Expires 7–31–15	1,242	4,198
SPDR S&P MIDCAP 400 ETF Trust,
Put $272.50, Expires 7–31–15, OTC (Ctrpty: Deutsche Bank AG)	14,679	7,046

TOTAL PURCHASED OPTIONS – 0.3%		$17,229
(Cost: $9,985)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 2.0%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.110%, 7–23–15	$10,000	9,999
Bemis Co., Inc., 0.430%, 7–14–15	5,000	4,999
CVS Caremark Corp., 0.420%, 7–6–15	5,000	5,000
General Mills, Inc., 0.360%, 7–6–15	10,000	10,000
Kimberly-Clark Corp., 0.110%, 7–14–15	6,399	6,399
Kroger Co. (The), 0.430%, 7–20–15	10,000	9,998

Mondelez International, Inc., 0.440%, 7–6–15	5,000	4,999
St. Jude Medical, Inc., 0.260%, 8–4–15	10,000	9,997
Virginia Electric and Power Co., 0.370%, 7–15–15	15,000	14,998
Wisconsin Gas LLC:
0.120%, 7–9–15	18,000	17,999
0.140%, 7–14–15	4,000	4,000

		98,388

Master Note – 0.0%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (F)	2,020	2,020

Municipal Obligations – 0.0%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (F)	250	250
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.070%, 7–7–15 (F)	2,000	2,000

		2,250

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (F)	1,507	1,507
0.110%, 7–7–15 (F)	1,395	1,395

		2,902

TOTAL SHORT-TERM SECURITIES – 2.1%		$105,560
(Cost: $105,561)

TOTAL INVESTMENT SECURITIES – 100.3%		$4,990,223
(Cost: $4,138,132)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(16,578)

NET ASSETS – 100.0%		$4,973,645

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $5,699 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $9,025 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at June 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Coty, Inc., Class A	N/A	Call	2,823	July 2015	$32.00	$343	$(360)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	2,887	July 2015	85.00	2,223	(4,302)
Russell 2000 Index	UBS AG	Put	2,823	July 2015	1,140.00	556	(1,115)
S&P 500 Index	N/A	Put	1,242	July 2015	1,880.00	344	(764)
SPDR S&P MIDCAP 400 ETF Trust	Deutsche Bank AG	Put	14,679	July 2015	250.00	426	(1,321)
Woodward, Inc.	Credit Suisse (USA), Inc.	Put	2,422	July 2015	50.00	209	(24)
						$4,101	$(7,886)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,867,434	$—	$—
Purchased Options	4,198	13,031	—
Short-Term Securities	—	105,560	—
Total	$4,871,632	$118,591	$—
Liabilities
Written Options	$1,124	$6,762	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,138,132

Gross unrealized appreciation	1,154,526
Gross unrealized depreciation	(302,435)

Net unrealized appreciation	$852,091

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 2.8%
Limited Brands, Inc.	23	$2,001

Home Furnishings – 2.8%
Leggett & Platt, Inc.	41	2,020

Leisure Products – 2.8%
Mattel, Inc.	76	1,964

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	49	1,949

Restaurants – 3.1%
Cracker Barrel Old
Country Store, Inc.	14	2,154

Total Consumer Discretionary – 14.2%		10,088
Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	19	1,962

Packaged Foods & Meats – 5.7%
Kellogg Co.	31	1,972
McCormick & Co., Inc.	26	2,083

		4,055

Total Consumer Staples – 8.5%		6,017
Energy

Oil & Gas Drilling – 2.8%
Helmerich & Payne, Inc.	28	1,991

Oil & Gas Storage & Transportation – 5.6%
Plains All American Pipeline L.P.	46	1,996
Targa Resources Partners L.P.	50	1,942

		3,938

Total Energy – 8.4%		5,929
Financials

Asset Management & Custody Banks – 2.8%
Artisan Partners Asset Management, Inc.	43	1,991

Insurance Brokers – 2.7%
Arthur J. Gallagher & Co.	41	1,926

Regional Banks – 8.6%
BankUnited, Inc.	58	2,081
Glacier Bancorp, Inc.	67	1,969
Umpqua Holdings Corp.	114	2,043

		6,093

Total Financials – 14.1%		10,010
Health Care

Health Care Equipment – 2.9%
Becton Dickinson & Co.	14	2,037

Health Care Facilities – 2.9%
HealthSouth Corp.	45	2,076

Health Care Supplies – 2.6%
Cardinal Health, Inc.	22	1,868

Total Health Care – 8.4%		5,981
Industrials

Aerospace & Defense – 2.8%
L-3 Communications Holdings, Inc.	17	1,980

Air Freight & Logistics – 2.8%
C.H. Robinson Worldwide, Inc.	32	1,979

Commercial Printing – 2.8%
Corrections Corp. of America	60	1,984

Diversified Support Services – 2.7%
KAR Auction Services, Inc.	52	1,929

Environmental & Facilities Services – 2.8%
Republic Services, Inc., Class A	51	1,981

Office Services & Supplies – 5.7%
Avery Dennison Corp.	32	1,969
HNI Corp.	40	2,034

		4,003

Total Industrials – 19.6%		13,856
Information Technology

Data Processing & Outsourced Services – 2.7%
Paychex, Inc.	41	1,941

Semiconductors – 8.2%
Maxim Integrated Products, Inc.	57	1,977
Microchip Technology, Inc.	40	1,883
Xilinx, Inc.	44	1,945

		5,805

Systems Software – 2.7%
CA, Inc.	65	1,916

Total Information Technology – 13.6%		9,662
Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	34	2,009

Paper Packaging – 2.7%
Sonoco Products Co.	45	1,941

Specialty Chemicals – 2.7%
RPM International, Inc.	39	1,900

Total Materials – 8.2%		5,850
Utilities

Water Utilities – 2.7%
American Water Works Co., Inc.	40	1,923

Total Utilities – 2.7%		1,923

TOTAL COMMON STOCKS – 97.7%		$69,316
(Cost: $66,443)

SHORT-TERM SECURITIES	Principal

Master Note – 1.9%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (A)	$1,340	1,340

TOTAL SHORT-TERM SECURITIES – 1.9%		$1,340
(Cost: $1,340)

TOTAL INVESTMENT SECURITIES – 99.6%		$70,656
(Cost: $67,783)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		280

NET ASSETS – 100.0%		$70,936

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$69,316	$—	$—
Short-Term Securities	—	1,340	—
Total	$69,316	$1,340	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$67,783

Gross unrealized appreciation	4,498
Gross unrealized depreciation	(1,625)

Net unrealized appreciation	$2,873

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.360%, 7–6–15 (A)	$250	$250
0.220%, 7–23–15	1,000	1,000
0.210%, 8–20–15	700	700
0.350%, 3–21–16 (A)	1,000	1,000
Bank of America N.A.:
0.250%, 7–14–15	2,000	2,000
0.230%, 8–10–15	3,000	3,000
BMO Harris Bank N.A.:
0.310%, 7–5–15 (A)	2,500	2,500
0.310%, 7–14–15 (A)	1,300	1,300
Toyota Motor Credit Corp.,
0.270%, 7–20–15 (A)	3,300	3,300

Total Certificate Of Deposit – 9.9%		15,050
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.130%, 7–24–15	1,000	1,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.130%, 7–7–15	2,000	2,000
Coca-Cola Co. (The),
0.300%, 9–22–15	1,000	999
Corporacion Andina de Fomento,
0.180%, 7–8–15	1,000	1,000
EMC Corp.,
0.180%, 8–6–15	2,500	2,499
Essilor International S.A.:
0.130%, 7–10–15	1,500	1,500
0.140%, 7–22–15	2,700	2,700
J.M. Smucker Co. (The),
0.350%, 7–1–15	730	730
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.130%, 7–8–15	1,000	1,000
Kroger Co. (The),
0.300%, 7–1–15	730	730
L Air Liquide S.A.:
0.160%, 7–10–15	1,450	1,450
0.170%, 7–16–15	4,500	4,499
L Oreal USA, Inc.,
0.130%, 7–20–15	2,000	2,000
McCormick & Co., Inc.,
0.230%, 7–1–15	700	700
National Oilwell Varco, Inc.,
0.150%, 7–14–15	600	600
Northern Illinois Gas Co.:
0.300%, 7–1–15	4,238	4,238
0.270%, 7–7–15	750	750
0.280%, 7–13–15	2,300	2,300
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.210%, 7–15–15	3,942	3,941
St. Jude Medical, Inc.:
0.510%, 7–8–15	4,300	4,300
0.240%, 7–20–15	700	700
0.270%, 7–23–15	400	400
0.260%, 8–3–15	600	600
0.260%, 8–4–15	1,000	1,000
Wisconsin Gas LLC,
0.130%, 7–10–15	1,000	1,000

Total Commercial Paper – 28.1%		42,636
Master Note
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (A)	566	566

Total Master Note – 0.4%		566

Notes
American Honda Finance Corp.:
0.270%, 7–10–15 (A)	3,500	3,500
0.300%, 7–15–15 (A)	1,600	1,600
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.800%, 7–15–15	4,455	4,456
Banco del Estado de Chile,
0.390%, 7–22–15 (A)	4,400	4,400
Bank of Nova Scotia (The):
0.280%, 7–5–15 (A)	1,500	1,500
0.790%, 7–17–15 (A)	1,500	1,507
0.280%, 7–22–15 (A)	2,000	2,000
0.510%, 9–27–15 (A)	900	901
BMO Harris Bank N.A.,
0.290%, 7–10–15 (A)	2,150	2,150
General Electric Capital Corp.:
1.625%, 7–2–15	1,000	1,000
0.460%, 7–6–15 (A)	1,500	1,501
0.470%, 7–9–15 (A)	1,528	1,529
1.024%, 7–9–15 (A)	500	500
1.076%, 8–8–15 (A)	400	402
0.880%, 9–12–15 (A)	1,600	1,604
1.000%, 9–23–15 (A)	1,300	1,302
JPMorgan Chase & Co.:
0.440%, 7–22–15 (A)	1,250	1,250
0.440%, 9–8–15 (A)	3,550	3,550
John Deere Capital Corp.,
0.400%, 9–13–15 (A)	800	800
JPMorgan Chase Bank N.A.,
0.330%, 7–23–15 (A)	1,600	1,600
NIKE, Inc.,
5.150%, 10–15–15	165	167
PepsiCo, Inc.:
0.480%, 7–30–15 (A)	1,150	1,150
0.490%, 8–28–15 (A)	550	551
Rabobank Nederland,
0.320%, 9–1–15 (A)	1,000	1,000
Toyota Motor Credit Corp.:
0.290%, 7–14–15 (A)	1,500	1,500
0.440%, 9–18–15 (A)	250	250
U.S. Bank National Association,
0.330%, 8–28–15 (A)	2,000	2,000
Wells Fargo & Co.,
0.480%, 7–28–15 (A)	400	400
Wells Fargo Bank N.A.:
0.330%, 7–20–15 (A)	1,600	1,600
0.390%, 7–20–15 (A)	2,000	2,000
0.370%, 9–10–15 (A)	1,500	1,500
0.410%, 9–15–15 (A)	1,800	1,800

Total Notes – 33.5%		50,970

TOTAL CORPORATE OBLIGATIONS – 71.9%		$109,222
(Cost: $109,222)

MUNICIPAL OBLIGATIONS
California – 0.8%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.),
0.060%, 7–7–15 (A)	570	570
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.070%, 7–7–15 (A)	700	700

		1,270

Colorado – 2.4%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.090%, 7–7–15 (A)	750	750

CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (A)	2,700	2,700
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.250%, 7–7–15 (A)	250	250

		3,700

Georgia – 2.9%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.060%, 7–1–15 (A)	1,618	1,618
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.130%, 7–1–15	535	535
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.150%, 7–1–15	2,200	2,200

		4,353

Kansas – 1.4%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.030%, 7–1–15 (A)	2,140	2,140

Louisiana – 2.6%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (A)	2,911	2,911
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.020%, 7–1–15 (A)	1,000	1,000

		3,911

Maryland – 1.3%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 7–7–15 (A)	1,915	1,915

Michigan – 1.0%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7–1–15 (A)	1,500	1,500

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.130%, 7–7–15 (A)	950	950

New Jersey – 0.7%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.180%, 7–7–15 (A)	1,045	1,045

New York – 1.1%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.080%, 7–7–15 (A)	500	500

NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.070%, 7–7–15 (A)	500	500
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.070%, 7–7–15 (A)	644	644

		1,644

Ohio – 0.2%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.070%, 7–7–15 (A)	300	300

Tennessee – 0.5%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (A)	760	760

Texas – 2.1%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (A)	300	300
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (A)	2,925	2,925

		3,225

Wyoming – 0.9%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	1,283	1,283

TOTAL MUNICIPAL OBLIGATIONS – 18.5%		$27,996
(Cost: $27,996)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 9.7%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (A)	1,949	1,949
0.110%, 7–3–15 (A)	562	562
0.110%, 7–7–15 (A)	10,165	10,165
0.110%, 7–29–15 (A)	2,000	2,000

		14,676

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 9.7%		$14,676
(Cost: $14,676)

TOTAL INVESTMENT SECURITIES – 100.1%		$151,894
(Cost: $151,894)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(186)

NET ASSETS – 100.0%		$151,708

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at June 30, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$109,222	$—
Municipal Obligations	—	27,996	—
United States Government and Government Agency Obligations	—	14,676	—
Total	$—	$151,894	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$151,894

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.3%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	$566
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	857
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	835

		2,258

Arizona – 1.3%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,118
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	574
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	599

		2,291

California – 13.2%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.971%, 4–1–45 (A)	1,000	1,003
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.170%, 4–1–45 (A)	1,500	1,488
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	345	378
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	512
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	415	445
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	375	410
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	545
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,365	1,547
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,769
5.250%, 10–1–29	500	573
6.500%, 4–1–33	1,000	1,190
6.000%, 11–1–39	500	596
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,251

City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6–1–34	1,190	1,375
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	553
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A,
0.493%, 3–1–34 (A)	1,000	1,000
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,120
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	847
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	562
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36 (B)	670	747
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	292
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	274
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	649
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E,
6.000%, 10–1–25	445	519
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	583
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	575
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	599
5.000%, 12–1–24	500	593
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (C)	150	78
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	352

		23,425

Colorado – 2.0%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	555
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	568
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	115	119
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	582
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	560
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	313

Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	875

		3,572

Connecticut – 0.8%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	408
CT GO Bonds, Ser 2012D,
0.990%, 9–15–19 (A)	1,000	1,005

		1,413

District Of Columbia – 1.5%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,114
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	906
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (C)	500	576

		2,596

Florida – 5.7%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	605
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	552
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	400	431
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	633
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	767
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	565
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	565
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	569
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	598
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	545
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	656
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,099
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	816
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	553
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	550
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	500	574

		10,078

Georgia – 1.1%
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.324%, 1–1–24 (A)	1,500	1,444
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	567

		2,011

Hawaii – 1.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,157
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,000	1,117

		2,274

Illinois – 4.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.000%, 5–1–26	185	186
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	568
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,561
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	536
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	564
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	436
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,000	1,014
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	695	779
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	300	342
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	1,100	1,200
State of IL GO Bonds,
5.500%, 7–1–26	500	542

		7,728

Indiana – 0.8%
East Chicago Elem Sch Bldg Corp. (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	40	40
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	265	268
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C,
5.000%, 7–1–17	500	543
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM),
5.250%, 1–15–32	500	540

		1,391

Iowa – 1.0%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,084
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	750	720

		1,804

Kansas – 1.0%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	537

Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,190

		1,727

Kentucky – 1.6%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	571
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	567
6.500%, 3–1–45	675	764
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	560
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	345

		2,807

Louisiana – 2.7%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	572
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	856
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	570
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	1,500	1,675
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,140

		4,813

Maine – 1.5%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,585

Maryland – 0.9%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	581
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.953%, 5–15–38 (A)	995	1,002

		1,583

Massachusetts – 1.1%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	495	542
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	830	877
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E,
5.000%, 7–1–15	500	500

		1,919

Michigan – 3.6%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	543
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011,
5.500%, 6–1–21	1,000	1,089
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	500	548

MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	750	847
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11–15–32	2,000	2,272
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC),
0.000%, 10–15–22 (C)	1,000	742
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	342

		6,383

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	569

Mississippi – 0.5%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	844

Missouri – 2.8%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	195	195
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	139
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	826
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	817
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	369
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	500	513
St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,181
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (D)	474	34
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	205
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4–1–18	100	106
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	510

		4,895

Nebraska – 0.6%
Omaha, NE Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,132

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	572
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	80
6.250%, 12–1–17	270	298
6.500%, 12–1–18	290	331

		1,281

New Hampshire – 0.6%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	169
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	595
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	280	287

		1,051

New Jersey – 3.8%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	946
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H,
0.970%, 2–1–17 (A)	2,000	1,993
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	534
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	500	560
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	557
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	551
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	577
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	524
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	518

		6,760

New Mexico – 0.2%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	350	366
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	65	67

		433

New York – 9.3%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7–1–35	750	825
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	750	841
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (GTD by AGM),
5.000%, 9–1–39	1,500	1,636
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,500	1,666
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.160%, 7–1–29 (A)	1,425	1,336
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
0.465%, 12–1–23 (A)	1,380	1,318

NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.193%, 5–1–34 (A)	2,000	1,850
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,141
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	415	428
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (C)	500	363
0.000%, 3–1–26 (C)	500	345
0.000%, 3–1–27 (C)	500	330
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	1,500	1,695
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	400	458
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	555
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,736

		16,523

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	150	161
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (C)	500	208
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	590

		959

Ohio – 0.8%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	575
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	436
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	390	412

		1,423

Oklahoma – 0.6%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	1,010

Oregon – 0.8%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	276
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–34	1,000	1,136

		1,412

Pennsylvania – 4.0%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	266
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
3.000%, 1–1–17	895	902

Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	684
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	538
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	824
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	555
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	846
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (C)	1,500	1,630
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	444
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	496

		7,185

Puerto Rico – 0.2%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	500	387

Rhode Island – 0.3%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	445	483

South Carolina – 0.6%
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–29	1,000	1,148

Tennessee – 0.8%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	848
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	553

		1,401

Texas – 8.7%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	329
Austin, TX Arpt Sys Rev Bonds (Travis, Williamson and Hays Counties), Ser 2014,
5.000%, 11–15–39	1,000	1,082
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	395
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	618
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	559
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	1,000	960
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	536

Harris Cnty Cultural Edu Fac Fin Corp., Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	212
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	1,000	1,022
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,221
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	540
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.670%, 5–15–34 (A)	500	501
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2–15–24	505	544
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	566
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	505	526
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (C)	1,000	540
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A,
6.000%, 1–1–25	500	561
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	551
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	257
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	360
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,049
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	588
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	917
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,097

		15,531

Utah – 0.4%
Midvale, UT Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	198
2.000%, 10–15–17	465	473

		671

Virgin Islands – 0.9%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	544
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	1,076

		1,620

Virginia – 0.5%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	575
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	282

		857

Washington – 0.3%
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	533

West Virginia – 0.3%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	548

Wisconsin – 1.0%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,138
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	595

		1,733

Wyoming – 1.0%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.950%, 12–1–30	1,250	1,262
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	547

		1,809

TOTAL MUNICIPAL BONDS – 87.3%		$154,856
(Cost: $145,131)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.8%
J.M. Smucker Co. (The),
0.350%, 7–1–15	3,257	3,257

Master Note – 2.6%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (F)	4,635	4,635

Municipal Obligations – 7.7%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.020%, 7–1–15 (F)	900	900
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.070%, 7–7–15 (F)	2,900	2,900

Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.060%, 7–7–15 (F)	1,900	1,900
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.020%, 7–1–15 (F)	900	900
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.080%, 7–7–15 (F)	2,000	2,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.070%, 4–1–28 (F)	5,000	5,000

		13,600

TOTAL SHORT-TERM SECURITIES – 12.1%		$21,492
(Cost: $21,492)

TOTAL INVESTMENT SECURITIES – 99.4%		$176,348
(Cost: $166,623)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,080

NET ASSETS – 100.0%		$177,428

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(B)	Purchased on a when-issued basis with settlement subsequent to June 30, 2015.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at June 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$154,856	$—
Short-Term Securities	—	21,492	—
Total	$—	$176,348	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$166,623

Gross unrealized appreciation	10,945
Gross unrealized depreciation	(1,220)

Net unrealized appreciation	$9,725

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Education Services – 0.1%
1155 Island Avenue LLC (A)	6,578	$1,250

Total Consumer Discretionary – 0.1%		$1,250

TOTAL COMMON STOCKS – 0.1%		$1,250
(Cost: $1,075)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Education Services – 0.2%
1155 Island Avenue LLC,
10.000%, 12–11–24 (A)(B)	$2,960	2,960

Total Consumer Discretionary – 0.2%		$2,960

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$2,960
(Cost: $2,554)

MUNICIPAL BONDS
Alabama – 0.8%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012–A,
5.000%, 6–1–21	1,000	1,150
Fairfield, AL GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	8,963

		10,113

Alaska – 0.5%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	8,500	6,490

Arizona – 1.6%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	7,500	8,685
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,701
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,623
6.250%, 12–1–42	2,150	2,327
6.250%, 12–1–46	1,000	1,080
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	4,082

		20,498

California – 7.4%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,553
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	1,156
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,718
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	452
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,170	2,374
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,228
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45	4,000	3,836
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,458
5.875%, 11–1–43	1,890	1,972
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,365	7,820
6.350%, 7–1–46	250	268
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,896
7.000%, 11–15–29	2,000	2,332
7.250%, 11–15–41	6,000	6,975
CA Various Purp GO Bonds,
6.000%, 4–1–35	500	584
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	2,877
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A–1,
5.125%, 6–1–47	5,140	3,948
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp.), Ser 2007,
4.625%, 6–1–21	5,790	5,650
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,408
6.000%, 11–1–41	3,000	3,182
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	109
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,814
8.000%, 12–1–31	9,400	11,748
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	8,990
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	17,395	14,463

		97,811

Colorado – 3.3%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,850	6,075
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,479
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	102
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	273
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,103
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,467
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,489
7.125%, 6–1–47	3,000	2,864
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,365
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	4,345	3,574
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,924
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,501
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006,
5.750%, 12–1–36	4,129	3,296
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,605	3,548
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	1,515	1,636

		42,696

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,380
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	6,379

		8,759

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	7,000	7,580

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44	1,000	1,034

Florida – 3.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	875	959
6.750%, 11–1–39	2,060	2,272
Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A,
8.250%, 1–1–49	3,000	2,987
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,685	5,388
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,146
6.125%, 6–15–43	5,500	5,576
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A,
6.125%, 6–15–44	5,300	5,339
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	1,000	1,002
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	6,000	6,680
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,127
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–40	4,800	6,299
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,109

		44,884

Guam – 1.0%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,554
6.875%, 12–1–40	3,500	3,886
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	6,000	7,136

		12,576

Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
9.000%, 11–15–44	4,200	5,300
Kaua’I Cmnty Fac Dist No. 2008–1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,055

		7,355

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,071
6.250%, 7–1–45	550	588

		1,659

Illinois – 9.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	4,160	4,198
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	1,200	1,203

Chicago Midway Arpt, Second Lien Rev and Rev Rfdg Bonds, Ser 2014B,
5.000%, 1–1–35	4,500	4,916
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,249
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	5,564
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,129
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	205	216
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	10,000	10,670
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	15,000	17,084
8.000%, 5–15–46	4,500	5,119
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,559
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	9,500	10,191
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	7,000	8,566
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,009
5.875%, 2–15–38	3,000	3,017
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	523
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,560
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,306
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,680	1,947
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	315	339
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	4,790	4,987
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,175
7.375%, 11–15–45	1,500	1,600
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,935	5,081
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	4,930
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35 (C)	2,705	2,763
5.625%, 12–1–41 (C)	3,365	3,324

Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,452
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29	1,840	1,567
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	10,035	10,937

		130,181

Indiana – 2.9%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,769
7.000%, 11–15–32	2,000	2,214
7.125%, 11–15–42	7,500	8,330
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	5	5
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	190	192
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	10,000	10,559
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,459
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,022
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	1,990
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,175	1,297
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	3,605	3,677

		38,514

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	3,163

Kansas – 0.4%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	537
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
4.480%, 9–1–30 (D)	1,000	1,003
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,157

		5,697

Kentucky – 2.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,534
6.500%, 3–1–45	6,000	6,791
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	5,000	5,581
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,177

		28,083

Louisiana – 1.9%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	5,000	4,973
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj – Phase IIA), Ser 2014A,
8.375%, 7–1–39	13,500	13,911
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	6,000	6,539

		25,423

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013,
5.000%, 7–1–43	2,000	2,075

Maryland – 0.3%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	535
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,350	3,695

		4,230

Massachusetts – 2.0%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.265%, 1–1–31 (D)	30,000	25,650

Michigan – 5.0%
Detroit, MI, GO Bonds, Ser 2004–A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	216
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	4,195	4,495
Kent Hosp, Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	15,532
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	3,000	3,008
MI Fin Auth, Local Govt Loan Prog Rev Bonds (City of Detroit Unlimited Tax GO Restructured Local Proj Bonds), Ser 2014G (Insured by AMBAC),
5.250%, 4–1–23	1,200	1,178
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,020
7.450%, 10–1–41	2,000	2,051
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,760
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,553
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (E)	13,000	8,222
MI Fin Auth, State Aid Rev Notes (Detroit Sch Dist), Ser 2001A–1,
8.000%, 10–1–30 (E)	2,480	1,569
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,720

MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	16,500	15,979
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	4,330	3,840

		65,143

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	5,014

Missouri – 2.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	505	534
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	1,540	1,551
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,180	2,185
6.250%, 3–1–24	1,045	1,048
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	537
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	159
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	241
5.400%, 10–1–26	385	355
5.500%, 10–1–31	425	378
5.550%, 10–1–36	325	281
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,361
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (F)	988	148
5.750%, 4–1–55	715	662
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	995	1,031
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,164
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	930	966
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	230
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	7,975	9,250
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (F)	750	285
0.000%, 7–15–37 (F)	1,500	542
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (E)	3,950	1,383
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	110	112

The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	250	251
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,140	1,142
6.500%, 1–1–35	3,000	3,004
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,000	965
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (E)	1,895	135
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	200	205
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	3,000	3,004

		38,109

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,457
5.000%, 9–1–42	3,000	3,203

		8,660

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	1,500	1,715
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	265	309

		2,024

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	2,300	2,599

New Jersey – 1.5%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,089
5.000%, 6–15–28	1,000	1,076
5.000%, 6–15–29	500	535
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A, 5.625%, 11–15–30	2,500	2,787
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,038
7.500%, 12–1–32	450	556
Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds, 4.750%, 6–1–34	5,000	3,682
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	12,000	8,919

		19,682

New York – 4.5%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10–1–22	1,000	1,153
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1–1–32	5,269	5,248
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1–1–49	9,000	8,835
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1–1–49	2,179	2,139
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7–1–20	4,358	4,346
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1–1–49	7,482	392
NY Liberty Dev Corp. Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11–15–44	25,000	25,203
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	11,500	11,365

		58,681

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1–1–39	1,520	1,627

Ohio – 2.2%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5–15–40	2,565	2,937
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D, 5.250%, 5–15–23	960	961
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2–15–48	8,000	8,289
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A, 6.500%, 11–15–39	1,225	1,257
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	500	594
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj), 6.250%, 9–1–24	830	788
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012, 6.000%, 12–1–42	3,750	4,013
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5–15–28	820	862
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003, 5.375%, 12–1–35	9,000	9,042

		28,743

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,011
6.000%, 11–15–38	7,495	7,518

		9,529

Oregon – 0.9%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	1,240	1,457
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5–15–42	1,900	2,087
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,035	1,101
6.375%, 9–1–40	1,750	1,883
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,180	5,835

		12,363

Pennsylvania – 4.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	200	246
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1–1–45	5,000	5,344
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	14,500	14,928
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7–1–43	2,530	2,732
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7–1–21	1,000	1,156
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 0.000%, 12–1–38	19,000	20,562
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11–15–40	1,000	1,068
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,584
7.625%, 12–15–41	6,925	7,778
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12–15–41	2,000	2,198
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8–1–40	1,250	1,367
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7–1–12 (E)	70	14

		63,977

Puerto Rico – 4.5%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35	11,000	7,467
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C, 6.500%, 7–1–40	3,000	1,861
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	1,909
5.500%, 7–1–39	5,000	3,058

PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien), 5.250%, 7–1–24	9,000	6,451
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–47	12,000	7,971
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	1,308
5.250%, 7–1–40	5,270	2,854
PR Elec Power Auth, Power Rev Bonds, Ser 2012A, 5.000%, 7–1–42	10,000	5,415
PR Elec Power Auth, Power Rev Bonds, Ser 2013A:
7.000%, 7–1–40	1,000	541
7.000%, 7–1–43	14,000	7,576
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U, 5.250%, 7–1–42	8,755	4,739
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	5,025	2,280
6.000%, 8–1–26	1,000	452
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,500	2,847
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 5.375%, 8–1–39	5,000	2,418
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C, 6.500%, 8–1–35	1,000	536

		59,683

South Carolina – 0.1%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1–1–34	1,550	1,802

Texas – 14.3%
Cap Area Cultural Ed Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	3,150	3,607
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	500	618
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (F)	500	187
0.000%, 1–1–40 (F)	500	150
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,472
5.000%, 1–1–42	3,000	3,217
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	8,000	8,357
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	10,942
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	125	139
9.000%, 9–1–38	1,250	1,383
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	500	535
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,044
6.000%, 2–15–38	250	255
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5–15–41	3,800	4,840
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,140
5.000%, 7–1–26	2,680	3,045

Houston, TX, Arpt Sys Spec Fac Rev Rfdg Bonds (United Airlines, Inc. Arpt Impvt Proj), Ser 2015C,
5.000%, 7–15–20	10,000	10,577
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,392
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,505	2,848
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,541
6.625%, 7–1–36	7,000	7,176
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,654
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43	11,000	9,766
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	392
6.500%, 8–15–39	200	226
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38	13,000	14,680
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	190
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	2,000	2,067
5.625%, 11–15–27	250	257
5.750%, 11–15–37	6,840	6,980
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,423
8.125%, 11–15–39	5,000	4,798
Travis Cnty Hlth Fac Dev Corp., Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	405
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	3,000	3,222
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,447
7.500%, 6–30–33	2,700	3,302
7.000%, 6–30–40	13,430	16,048
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	12,975	15,244
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	12,002
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,482
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	10,749
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	6,026

		187,825

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,104
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,320
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,211

		5,635

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,050

Virginia – 2.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	2,944
2.000%, 10–1–48	983	44
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	460	532
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	620	686
7.500%, 7–1–29	25	29
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,900
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	405	405
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,000	9,150
5.500%, 1–1–42	7,500	8,097

		26,787

Washington – 1.6%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	4,146
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,945	2,124
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	920
7.000%, 7–1–31	1,680	2,053
7.000%, 7–1–39	2,000	2,444
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	305
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	8,000	8,870

		20,862

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,409

Wisconsin – 1.8%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,000	5,264
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,343
6.125%, 6–1–39	250	274
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,529
7.625%, 9–15–39	5,500	6,435
WI Hlth and Edu Fac Auth, Rev Bonds (Woodland Hills Sr Hsng Proj), Ser 2014,
5.000%, 12–1–44	4,000	3,976
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	4,000	3,880

		23,701

TOTAL MUNICIPAL BONDS – 89.3%		$1,172,376
(Cost: $1,147,213)

SHORT-TERM SECURITIES
Commercial Paper (G) – 5.9%
Becton Dickinson & Co.,
0.480%, 8–17–15	5,000	4,997
Bemis Co., Inc.,
0.430%, 7–16–15	10,500	10,498
Chicago, IL, O’Hare Intl Arpt Rev Notes, Ser 2015D-3 (GTD by BMO Harris Bank N.A.),
0.160%, 7–23–15	4,000	4,000
Danaher Corp.,
0.170%, 7–10–15	7,037	7,037
Diageo Capital plc (GTD by Diageo plc),
0.340%, 7–2–15	7,000	7,000
Kroger Co. (The),
0.360%, 7–6–15	16,000	15,999
0.430%, 7–20–15	4,000	3,999
Mondelez International, Inc.,
0.440%, 7–6–15	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.360%, 7–7–15	10,000	9,999
Virginia Electric and Power Co.,
0.340%, 7–7–15	9,000	8,999

		77,527

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (H)	4,559	4,559

Municipal Obligations – 3.0%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (H)	700	700
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.070%, 7–7–15 (H)	3,400	3,400
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.070%, 7–7–15 (H)	2,000	2,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.080%, 7–7–15 (H)	4,300	4,300
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (H)	18,990	18,990
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.070%, 7–7–15 (H)	4,000	4,000
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.070%, 7–7–15 (H)	3,500	3,500
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.070%, 4–1–28 (H)	2,000	2,000

		38,890

TOTAL SHORT-TERM SECURITIES – 9.2%		$120,976
(Cost: $120,978)

TOTAL INVESTMENT SECURITIES – 98.8%		$1,297,562
(Cost: $1,271,820)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		15,105

NET ASSETS – 100.0%		$1,312,667

Notes to Schedule of Investments

(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(B)	Payment-in-kind bonds.

(C)	Purchased on a when-issued basis with settlement subsequent to June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Zero coupon bond.

(G)	Rate shown is the yield to maturity at June 30, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$1,250	$—
Corporate Debt Securities	—	2,960	—
Municipal Bonds	—	1,172,376	—
Short-Term Securities	—	120,976	—
Total	$—	$1,297,562	$—

During the period ended June 30, 2015, securities totaling $1,250 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,271,820

Gross unrealized appreciation	83,841
Gross unrealized depreciation	(58,099)

Net unrealized appreciation	$25,742

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings, Inc. (A)	296	$8,166

Total Consumer Discretionary – 1.2%		8,166

Financials

Diversified REITs – 0.7%
Liberty Property Trust	157	5,042

Health Care REITs – 4.8%
HCP, Inc.	145	5,299
Health Care, Inc.	409	26,863

		32,162

Industrial REITs – 3.9%
DCT Industrial Trust, Inc.	237	7,449
ProLogis	508	18,859

		26,308

Office REITs – 22.6%
Alexandria Real Estate Equities, Inc.	233	20,361
Boston Properties, Inc.	264	31,955
Digital Realty Trust, Inc.	82	5,441
Duke Realty Corp.	822	15,268
Highwoods Properties, Inc.	201	8,026
Hudson Pacific Properties, Inc.	306	8,670
Kilroy Realty Corp.	122	8,163
Mack-Cali Realty Corp.	271	4,994
Paramount Group, Inc.	284	4,879
SL Green Realty Corp.	147	16,124
Vornado Realty Trust	289	27,388

		151,269

Residential REITs – 22.7%
American Campus
Communities, Inc.	220	8,292
Apartment Investment and Management Co., Class A	269	9,940
AvalonBay Communities, Inc.	190	30,366
Camden Property Trust	174	12,925
Equity Lifestyle Properties, Inc.	191	10,051
Equity Residential	507	35,575
Essex Property Trust, Inc.	132	28,045
Mid-America Apartment Communities, Inc.	28	2,032
UDR, Inc.	454	14,555

		151,781

Retail REITs – 22.7%
Acadia Realty Trust	285	8,305
Brixmor Property Group, Inc.	278	6,419
DDR Corp.	152	2,353
Federal Realty Investment Trust	145	18,598
General Growth Properties, Inc.	808	20,726
Kimco Realty Corp.	636	14,325
Kite Realty Group Trust	206	5,051
Simon Property Group, Inc.	383	66,297
Weingarten Realty Investors	296	9,686

		151,760

Specialized REITs – 19.2%
Chesapeake Lodging Trust	172	5,230
CubeSmart	365	8,442
Extra Space Storage, Inc.	216	14,107
Host Hotels & Resorts, Inc.	1,091	21,638
LaSalle Hotel Properties	73	2,579
Pebblebrook Hotel Trust	245	10,493
Public Storage, Inc.	166	30,679
Strategic Hotels & Resorts, Inc. (A)	846	10,248
Sunstone Hotel Investors, Inc.	416	6,244
Ventas, Inc.	303	18,784

		128,444

Total Financials – 96.6%		646,766
Information Technology

Internet Software & Services – 1.2%
Equinix, Inc.	31	7,899

Total Information Technology – 1.2%		7,899

TOTAL COMMON STOCKS – 99.0%		$662,831
(Cost: $507,881)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.1%
Northern Illinois Gas Co., 0.300%, 7–1–15	$7,254	7,254

Master Note – 0.1%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (C)	794	794

TOTAL SHORT-TERM SECURITIES – 1.2%		$8,048
(Cost: $8,048)

TOTAL INVESTMENT SECURITIES – 100.2%		$670,879
(Cost: $515,929)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,227)

NET ASSETS – 100.0%		$669,652

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$662,831	$—	$—
Short-Term Securities	—	8,048	—
Total	$662,831	$8,048	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$515,929

Gross unrealized appreciation	161,660
Gross unrealized depreciation	(6,710)

Net unrealized appreciation	$154,950

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Automobile Manufacturers – 2.2%
Tesla Motors, Inc. (A)	532	$142,714

Consumer Electronics – 3.1%
Garmin Ltd.	1,511	66,369
Harman International Industries, Inc.	1,142	135,794

		202,163

Total Consumer Discretionary – 5.3%		344,877
Consumer Staples

Agricultural Products – 0.3%
Arcadia Biosciences, Inc. (A)(B)	3,161	20,136

Total Consumer Staples – 0.3%		20,136
Financials

Office REITs – 1.1%
QTS Realty Trust, Inc., Class A	1,926	70,192

Specialized REITs – 0.2%
Communications Sales & Leasing, Inc.	590	14,586

Total Financials – 1.3%		84,778
Health Care

Biotechnology – 8.8%
Evogene Ltd. (A)(B)	1,852	16,371
FibroGen, Inc. (A)	1,187	27,902
Isis Pharmaceuticals, Inc. (A)	3,356	193,109
PTC Therapeutics, Inc. (A)	743	35,736
Seres Therapeutics, Inc. (A)	177	7,339
Spark Therapeutics, Inc. (A)	119	7,167
Vertex Pharmaceuticals, Inc. (A)	2,283	281,930

		569,554

Health Care Equipment – 1.6%
Avinger, Inc. (A)(B)	1,361	17,568
Cardiovascular Systems, Inc. (A)	865	22,878
Intuitive Surgical, Inc. (A)	135	65,408

		105,854

Health Care Facilities – 3.5%
Tenet Healthcare Corp. (A)	3,942	228,157

Health Care Technology – 3.4%
Cerner Corp. (A)(C)	3,248	224,272

Life Sciences Tools & Services – 1.3%
PRA Health Sciences, Inc. (A)	2,266	82,329

Pharmaceuticals – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	2,510	148,329

Total Health Care – 20.9%		1,358,495

Industrials

Building Products – 0.7%
Advanced Drainage Systems, Inc.	1,682	49,336

Construction & Engineering – 2.1%
Abengoa S.A., Class B (D)	13,524	42,519
Abengoa S.A., Class B ADR	6,001	95,349

		137,868

Industrial Machinery – 2.3%
Pentair, Inc.	2,157	148,266

Total Industrials – 5.1%		335,470
Information Technology

Application Software – 9.9%
ACI Worldwide, Inc. (A)(B)	8,248	202,649
Aspen Technology, Inc. (A)(B)	5,185	236,168
Globant S.A. (A)	1,073	32,657
Mobileye N.V. (A)	2,090	111,108
Silver Spring Networks, Inc. (A)(B)	4,810	59,689

		642,271

Communications Equipment – 0.6%
Ruckus Wireless, Inc. (A)	3,992	41,279

Data Processing & Outsourced Services – 13.2%
Alliance Data Systems Corp. (A)	1,176	343,409
Euronet Worldwide, Inc. (A)(B)(E)	3,892	240,141
EVERTEC, Inc.	2,365	50,235
QIWI plc ADR	2,125	59,604
WNS (Holdings) Ltd. ADR (A)(B)	6,259	167,423

		860,812

Electronic Components – 1.7%
Universal Display Corp. (A)	2,175	112,492

Electronic Equipment & Instruments – 0.8%
FLIR Systems, Inc.	1,712	52,767

Internet Software & Services – 7.7%
21Vianet Group, Inc. ADR (A)	1,677	34,410
Alibaba Group Holding Ltd. ADR (A)	738	60,748
Baidu.com, Inc. ADR (A)	149	29,723
Facebook, Inc., Class A (A)	1,559	133,716
Google, Inc., Class A (A)	146	79,062
Google, Inc., Class C (A)	188	97,878
Twitter, Inc. (A)	1,767	63,997

		499,534

IT Consulting & Other Services – 2.2%
Acxiom Corp. (A)(B)	6,256	109,987
Virtusa Corp. (A)	578	29,683

		139,670

Semiconductor Equipment – 1.0%
Nanometrics, Inc. (A)(B)	1,438	23,188
Photronics, Inc. (A)(B)	4,528	43,065

		66,253

Semiconductors – 17.5%
Cypress Semiconductor Corp.	8,594	101,070
Dialog Semiconductor plc (A)(D)	1,409	76,175
Marvell Technology Group Ltd.	4,890	64,477
Micron Technology, Inc. (A)	17,665	332,812
Microsemi Corp. (A)(B)	4,848	169,429
NXP Semiconductors N.V. (A)	2,079	204,128
Rambus, Inc. (A)(B)	6,607	95,730
Semtech Corp. (A)(B)	3,890	77,219
Silicon Laboratories, Inc. (A)	275	14,866

		1,135,906

Systems Software – 3.3%
Microsoft Corp.	4,909	216,732

Total Information Technology – 57.9%		3,767,716
Materials

Commodity Chemicals – 0.5%
BioAmber, Inc. (A)(B)	3,749	32,242

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	5,163

Total Materials – 0.6%		37,405
Telecommunication Services

Alternative Carriers – 1.4%
Zayo Group Holdings, Inc. (A)	3,548	91,255

Integrated Telecommunication Services – 0.8%
China Unicom Ltd. (D)	32,182	50,650

Total Telecommunication Services – 2.2%		141,905
Utilities

Renewable Electricity – 1.4%
Abengoa Yield plc	1,675	52,455
Abengoa Yield plc (F)	1,176	36,081

		88,536

Total Utilities – 1.4%		88,536

TOTAL COMMON STOCKS – 95.0%		$6,179,318
(Cost: $4,465,762)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc. (B)(G)	1,276	2,450

TOTAL WARRANTS – 0.1%		$2,450
(Cost: $447)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple, Inc.:
Call $135.00, Expires 7–17–15, OTC (Ctrpty: Citibank N.A.)	18,015	189
Call $135.00, Expires 8–21–15, OTC (Ctrpty: Citibank N.A.)	3,677	476
Call $140.00, Expires 8–21–15, OTC (Ctrpty: Citibank N.A.)	3,677	223

TOTAL PURCHASED OPTIONS – 0.0%		$888
(Cost: $8,552)

SHORT-TERM SECURITIES	Principal
Commercial Paper (H) – 4.2%
Becton Dickinson & Co.:
0.420%, 7–1–15	$10,000	10,000
0.480%, 8–17–15	10,000	9,993
Bemis Co., Inc.:
0.340%, 7–2–15	10,000	10,000
0.450%, 7–6–15	9,230	9,229
CVS Caremark Corp.,
0.420%, 7–6–15	5,000	5,000
Danaher Corp.,
0.170%, 7–10–15	23,828	23,827
Ecolab, Inc.,
0.420%, 7–20–15	10,000	9,998
Essilor International S.A.,
0.150%, 7–20–15	25,000	24,998
J.M. Smucker Co. (The),
0.350%, 7–1–15	5,462	5,462
John Deere Canada ULC (GTD by Deere & Co.),
0.130%, 8–11–15	5,000	4,999
Johnson & Johnson,
0.080%, 7–20–15	26,105	26,104
Kellogg Co.,
0.400%, 8–13–15	6,000	5,997
Kroger Co. (The),
0.430%, 7–20–15	10,000	9,998
L Air Liquide S.A.,
0.160%, 7–10–15	10,000	9,999
McCormick & Co., Inc.,
0.230%, 7–1–15	5,000	5,000
McDonald’s Corp.,
0.340%, 7–23–15	20,000	19,996
Mondelez International, Inc.:
0.410%, 7–14–15	5,000	4,999
0.290%, 7–21–15	5,000	4,999
National Oilwell Varco, Inc.:
0.150%, 7–14–15	16,500	16,499
0.190%, 7–16–15	10,000	9,999
NBCUniversal Enterprise, Inc.,
0.360%, 7–7–15	10,000	9,999
Novartis Finance Corp. (GTD by Novartis AG),
0.080%, 7–7–15	5,000	5,000
St. Jude Medical, Inc.:
0.270%, 7–23–15	4,000	3,999
0.270%, 7–31–15	10,000	9,998
Unilever Capital Corp. (GTD by Unilever N.V.),
0.160%, 7–6–15	15,000	15,000

		271,092

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (I)	324	324

Municipal Obligations – 0.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.), 0.050%, 7–7–15 (I)	12,000	12,000
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.090%, 7–7–15 (I)	4,000	4,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.050%, 7–7–15 (I)	1,000	1,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.060%, 7–7–15 (I)	5,675	5,675
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.020%, 7–1–15 (I)	2,606	2,606
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.), 0.070%, 7–7–15 (I)	916	916

		26,197

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (I)	11,500	11,500
0.110%, 7–3–15 (I)	1,222	1,222
0.110%, 7–7–15 (I)	8,600	8,600

		21,322

TOTAL SHORT-TERM SECURITIES – 4.9%		$318,935
(Cost: $318,937)

TOTAL INVESTMENT SECURITIES – 100.0%		$6,501,591
(Cost: $4,793,698)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1,684

NET ASSETS – 100.0%		$6,503,275

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of securities with an aggregate value of $3,909 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Listed on an exchange outside the United States.

(E)	All or a portion of securities with an aggregate value of $3,393 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $36,081 or 0.6% of net assets.

(G)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	Rate shown is the yield to maturity at June 30, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Put	18,015	July 2015	$120.00	$5,589	$(928)
	Citibank N.A.	Put	3,677	August 2015	120.00	732	(945)
	Citibank N.A.	Put	3,677	August 2015	125.00	1,243	(1,691)
	Citibank N.A.	Call	7,354	August 2015	155.00	228	(55)
						$7,792	$(3,619)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$344,877	$—	$—
Consumer Staples	20,136	—	—
Financials	84,778	—	—
Health Care	1,358,495	—	—
Industrials	335,470	—	—
Information Technology	3,767,716	—	—
Materials	37,405	—	—
Telecommunication Services	141,905	—	—
Utilities	52,455	36,081	—
Total Common Stocks	$6,143,237	$36,081	$—
Warrants	2,450	—	—
Purchased Options	—	888	—
Short-Term Securities	—	318,935	—
Total	$6,145,687	$355,904	$—
Liabilities
Written Options	$—	$3,619	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,793,698

Gross unrealized appreciation	1,880,924
Gross unrealized depreciation	(173,031)

Net unrealized appreciation	$1,707,893

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 1.3%
Zumiez, Inc. (A)	546	$14,540

Apparel, Accessories & Luxury Goods – 4.3%
Carter’s, Inc.	198	21,026
Kate Spade & Co. (A)	511	10,998
Oxford Industries, Inc.	199	17,385

		49,409

Automotive Retail – 2.7%
Asbury Automotive Group, Inc. (A)	55	4,984
CST Brands, Inc.	225	8,797
Monro Muffler Brake, Inc.	278	17,274

		31,055

Broadcasting – 0.3%
Townsquare Media, Inc. (A)	289	3,930

Distributors – 1.6%
Pool Corp.	258	18,113

General Merchandise Stores – 1.7%
Burlington Stores, Inc. (A)	388	19,845

Hotels, Resorts & Cruise Lines – 1.9%
La Quinta Holdings, Inc. (A)	936	21,376

Leisure Facilities – 3.2%
Vail Resorts, Inc. (B)	330	36,069

Restaurants – 5.1%
Dave & Buster’s Entertainment, Inc. (A)	478	17,268
Fiesta Restaurant Group, Inc. (A)	377	18,850
Sonic Corp.	759	21,859

		57,977

Specialty Stores – 0.6%
Cabela’s, Inc., Class A (A)(B)	135	6,737

Total Consumer Discretionary – 22.7%		259,051
Consumer Staples

Packaged Foods & Meats – 2.0%
Freshpet, Inc. (A)	280	5,208
Lance, Inc. (B)	535	17,258

		22,466

Total Consumer Staples – 2.0%		22,466
Energy

Oil & Gas Equipment & Services – 0.0%
Matrix Service Co. (A)	15	267

Oil & Gas Exploration & Production – 2.6%
Diamondback Energy, Inc. (A)	157	11,812
RSP Permian, Inc. (A)	356	9,993
Viper Energy Partners L.P.	378	7,449

		29,254

Total Energy – 2.6%		29,521

Financials

Asset Management & Custody Banks – 3.4%
Financial Engines, Inc.	151	6,414
Janus Capital Group, Inc.	519	8,885
WisdomTree Investment, Inc.	1,055	23,180

		38,479

Consumer Finance – 1.0%
Portfolio Recovery Associates, Inc. (A)	178	11,095

Real Estate Services – 1.1%
RE/MAX Holdings, Inc., Class A	344	12,205

Regional Banks – 9.3%
Bank of the Ozarks, Inc.	698	31,938
Cathay General Bancorp	545	17,688
IBERIABANK Corp.	192	13,114
PrivateBancorp, Inc.	267	10,640
SVB Financial Group (A)	230	33,095

		106,475

Total Financials – 14.8%		168,254
Health Care

Biotechnology – 2.9%
Cepheid (A)	532	32,523

Health Care Equipment – 4.6%
Cardiovascular Systems, Inc. (A)	217	5,727
DexCom, Inc. (A)	589	47,092

		52,819

Health Care Facilities – 2.8%
AAC Holdings, Inc. (A)	107	4,665
Acadia Healthcare Co., Inc. (A)	45	3,533
AmSurg Corp. (A)	188	13,172
Surgical Care Affiliates, Inc. (A)	285	10,934

		32,304

Health Care Services – 3.5%
AMN Healthcare Services, Inc. (A)	794	25,082
ExamWorks Group, Inc. (A)	381	14,910

		39,992

Health Care Supplies – 2.9%
Endologix, Inc. (A)	238	3,654
LDR Holding Corp. (A)	399	17,252
Spectranetics Corp. (The) (A)	545	12,531

		33,437

Health Care Technology – 1.1%
Medidata Solutions, Inc. (A)	237	12,871

Pharmaceuticals – 1.3%
Akorn, Inc. (A)	238	10,383
Intersect ENT, Inc. (A)	141	4,048

		14,431

Total Health Care – 19.1%		218,377

Industrials

Air Freight & Logistics – 1.2%
Hub Group, Inc. (A)	332	13,401

Building Products – 0.9%
Apogee Enterprises, Inc.	193	10,184

Construction Machinery & Heavy Trucks – 2.1%
Wabash National Corp. (A)	1,072	13,436
Westinghouse Air Brake Technologies Corp.	112	10,530

		23,966

Human Resource & Employment Services – 0.8%
Kforce, Inc.	394	9,020

Industrial Machinery – 2.6%
CLARCOR, Inc.	292	18,168
Graham Corp.	57	1,162
Tennant Co.	150	9,790

		29,120

Office Services & Supplies – 1.9%
HNI Corp.	435	22,250

Trading Companies & Distributors – 3.8%
Rush Enterprises, Inc. (A)	615	16,124
Watsco, Inc.	218	26,951

		43,075

Trucking – 1.9%
Covenant Transportation Group, Inc., Class A (A)	286	7,157
Knight Transportation, Inc.	108	2,888
Saia, Inc. (A)	299	11,744

		21,789

Total Industrials – 15.2%		172,805
Information Technology

Application Software – 9.6%
Descartes Systems Group, Inc. (The) (A)(C)	482	7,744
Manhattan Associates, Inc. (A)	344	20,508
Paycom Software, Inc. (A)	319	10,890
SS&C Technologies Holdings, Inc.	278	17,363
Tyler Technologies, Inc. (A)	122	15,720
Ultimate Software Group, Inc. (The) (A)(B)	228	37,429

		109,654

Data Processing & Outsourced Services – 2.4%
Jack Henry & Associates, Inc. (B)	418	27,012

Electronic Manufacturing Services – 0.3%
Mercury Computer Systems, Inc. (A)	212	3,107

Internet Software & Services – 3.3%
Demandware, Inc. (A)	273	19,433
GrubHub, Inc. (A)	237	8,078
Textura Corp. (A)	363	10,102

		37,613

IT Consulting & Other Services – 1.6%
CACI International, Inc., Class A (A)	96	7,758
Science Applications International Corp.	206	10,871

		18,629

Semiconductors – 1.9%
Microsemi Corp. (A)	329	11,505
Power Integrations, Inc. (B)	233	10,509

		22,014

Total Information Technology – 19.1%		218,029

TOTAL COMMON STOCKS – 95.5%		$1,088,503
(Cost: $743,597)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 4.3%
CVS Caremark Corp.,
0.420%, 7–6–15	$5,000	5,000
Essilor International S.A.,
0.130%, 7–16–15	5,000	5,000
J.M. Smucker Co. (The),
0.350%, 7–1–15	3,333	3,333
NBCUniversal Enterprise, Inc.,
0.440%, 7–13–15	10,000	9,998
Novartis Finance Corp. (GTD by Novartis AG), 0.070%, 7–8–15	3,000	3,000
Siemens Capital Co. LLC (GTD by Siemens AG), 0.110%, 7–29–15	7,000	6,999
St. Jude Medical, Inc., 0.270%, 7–23–15	7,000	6,999
Wisconsin Gas LLC, 0.120%, 7–9–15	8,000	8,000

		48,329

Master Note – 0.4%
Toyota Motor Credit Corp., 0.140%, 7–1–15 (E)	4,588	4,588

TOTAL SHORT-TERM SECURITIES – 4.7%		$52,917
(Cost: $52,917)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,141,420
(Cost: $796,514)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,894)

NET ASSETS – 100.0%		$1,139,526

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $449 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at June 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at June 30, 2015:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	185,791	Biotech Custom Index	09/09/2015	$26,055	1M LIBOR less 50 bps	$525

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,088,503	$—	$—
Short-Term Securities	—	52,917	—
Total	$1,088,503	$52,917	$—
Total Return Swaps	$—	$525	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$796,514

Gross unrealized appreciation	352,863
Gross unrealized depreciation	(7,957)

Net unrealized appreciation	$344,906

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 1.8%
Men’s Wearhouse, Inc. (The)	82	$5,279

Automotive Retail – 1.8%
Monro Muffler Brake, Inc.	83	5,184

Consumer Electronics – 1.6%
Harman International Industries, Inc.	38	4,484

Homebuilding – 0.2%
Beazer Homes USA, Inc. (A)	35	698

Internet Retail – 2.3%
FTD Co., Inc. (A)	85	2,391
NutriSystem, Inc.	171	4,245

		6,636

Movies & Entertainment – 4.7%
Carmike Cinemas, Inc. (A)	304	8,079
DreamWorks Animation SKG, Inc., Class A (A)	212	5,603

		13,682

Restaurants – 2.9%
Krispy Kreme Doughnuts, Inc. (A)	440	8,473

Total Consumer Discretionary – 15.3%		44,436
Consumer Staples

Food Retail – 1.3%
Smart & Final Stores, Inc. (A)	201	3,587

Packaged Foods & Meats – 5.6%
B&G Foods, Inc.	442	12,613
Diamond Foods, Inc. (A)	118	3,712

		16,325

Total Consumer Staples – 6.9%		19,912
Energy

Oil & Gas Equipment & Services – 1.3%
Frank’s International N.V.	71	1,345
Superior Energy Services, Inc.	109	2,298

		3,643

Oil & Gas Exploration & Production – 0.5%
Laredo Petroleum Holdings, Inc. (A)	125	1,566

Oil & Gas Refining & Marketing – 1.1%
Delek U.S. Holdings, Inc.	85	3,144

Oil & Gas Storage & Transportation – 1.6%
Sunoco, Inc.	102	4,612

Total Energy – 4.5%		12,965

Financials

Asset Management & Custody Banks – 0.5%
Janus Capital Group, Inc.	87	1,481

Consumer Finance – 2.5%
JG Wentworth Co. (A)	86	795
Portfolio Recovery Associates, Inc. (A)	102	6,374

		7,169

Investment Banking & Brokerage – 1.5%
Greenhill & Co., Inc.	107	4,406

Office REITs – 1.5%
Corporate Office Properties Trust	128	3,001
Highwoods Properties, Inc.	37	1,490

		4,491

Property & Casualty Insurance – 2.0%
Argo Group International Holdings Ltd.	103	5,711

Real Estate Operating Companies – 0.5%
Forest City Enterprises, Inc., Class A (A)	64	1,410

Regional Banks – 17.0%
First Horizon National Corp.	534	8,375
PrivateBancorp, Inc.	161	6,427
SVB Financial Group (A)	52	7,530
Synovus Financial Corp.	215	6,638
Talmer Bancorp, Inc., Class A	182	3,053
Webster Financial Corp.	227	8,994
Western Alliance Bancorporation (A)	242	8,183

		49,200

Reinsurance – 3.9%
Endurance Specialty Holdings Ltd.	77	5,052
Reinsurance Group of America, Inc.	67	6,309

		11,361

Retail REITs – 1.4%
Kite Realty Group Trust	163	3,984

Specialized REITs – 1.6%
LaSalle Hotel Properties	82	2,901
Strategic Hotels & Resorts, Inc. (A)	152	1,847

		4,748

Total Financials – 32.4%		93,961
Health Care

Health Care Facilities – 3.6%
HealthSouth Corp.	78	3,611
LifePoint Health, Inc. (A)	78	6,765

		10,376

Health Care Supplies – 0.3%
Halyard Health, Inc. (A)	21	846

Total Health Care – 3.9%		11,222

Industrials

Building Products – 4.0%
Continental Building Products, Inc. (A)	176	3,728
Masonite International Corp. (A)	111	7,796

		11,524

Commercial Printing – 1.0%
Deluxe Corp.	47	2,914

Diversified Support Services – 1.6%
G&K Services, Inc. (A)	67	4,598

Industrial Machinery – 1.8%
CLARCOR, Inc.	38	2,353
Woodward, Inc.	53	2,887

		5,240

Marine – 4.5%
Kirby Corp. (A)	36	2,775
Matson, Inc.	247	10,372

		13,147

Office Services & Supplies – 2.0%
Avery Dennison Corp.	92	5,631

Total Industrials – 14.9%		43,054
Information Technology

Electronic Manufacturing Services – 1.2%
Plexus Corp. (A)	77	3,370

Home Entertainment Software – 1.9%
Take-Two Interactive Software, Inc. (A)	202	5,561

Semiconductor Equipment – 0.9%
Teradyne, Inc.	141	2,710

Semiconductors – 1.2%
Fairchild Semiconductor International, Inc. (A)	199	3,455

Technology Distributors – 1.5%
Ingram Micro, Inc., Class A (A)	91	2,288
Insight Enterprises, Inc. (A)	66	1,983

		4,271

Total Information Technology – 6.7%		19,367
Materials

Aluminum – 1.6%
Kaiser Aluminum Corp.	56	4,636

Commodity Chemicals – 0.6%
Axiall Corp.	49	1,777

Fertilizers & Agricultural Chemicals – 1.9%
Scotts Miracle-Gro Co. (The)	93	5,477

Forest Products – 2.2%
Boise Cascade Co. (A)	112	4,101
Louisiana-Pacific Corp. (A)	130	2,209

		6,310

Paper Products – 2.0%
Schweitzer-Mauduit International, Inc.	142	5,663

Specialty Chemicals – 4.0%
Cytec Industries, Inc.	146	8,855
Flotek Industries, Inc. (A)	229	2,866

		11,721

Total Materials – 12.3%		35,584
Utilities

Electric Utilities – 0.9%
Great Plains Energy, Inc.	114	2,752

Gas Utilities – 1.2%
Southwest Gas Corp.	65	3,472

Total Utilities – 2.1%		6,224

TOTAL COMMON STOCKS – 99.0%		$286,725
(Cost: $245,468)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.7%
Bemis Co., Inc.,
0.430%, 7–14–15	$5,000	4,999

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (C)	807	807

TOTAL SHORT-TERM SECURITIES – 2.0%		$5,806
(Cost: $5,806)

TOTAL INVESTMENT SECURITIES – 101.0%		$292,531
(Cost: $251,274)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(2,979)

NET ASSETS – 100.0%		$289,552

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$286,725	$—	$—
Short-Term Securities	—	5,806	—
Total	$286,725	$5,806	$—

During the period ended June 30, 2015, there were no transfers between any levels.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$251,274

Gross unrealized appreciation	46,344
Gross unrealized depreciation	(5,087)

Net unrealized appreciation	$41,257

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 3.2%
Limited Brands, Inc.	31	$2,640

Broadcasting – 0.4%
CBS Corp., Class B	7	370

Cable & Satellite – 3.8%
Comcast Corp., Class A	26	1,552
Time Warner Cable, Inc.	9	1,639

		3,191

Casinos & Gaming – 0.6%
Las Vegas Sands, Inc.	10	529

Footwear – 1.9%
NIKE, Inc., Class B	15	1,605

Hotels, Resorts & Cruise Lines – 1.9%
Hilton Worldwide Holdings, Inc. (A)	42	1,163
Starwood Hotels & Resorts Worldwide, Inc.	5	407

		1,570

Internet Retail – 6.9%
Amazon.com, Inc. (A)	7	3,212
JD.com, Inc. ADR (A)	26	882
priceline.com, Inc. (A)	2	1,727

		5,821

Leisure Products – 2.6%
Polaris Industries, Inc.	15	2,148

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc., Class A	34	1,120

Total Consumer Discretionary – 22.6%		18,994
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	8	944

Food Retail – 1.6%
Casey’s General Stores, Inc.	14	1,340

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corp.	7	886

Packaged Foods & Meats – 1.5%
Mead Johnson Nutrition Co.	14	1,276

Personal Products – 1.6%
Estee Lauder Co., Inc. (The), Class A	15	1,309

Tobacco – 0.6%
Philip Morris International, Inc.	7	543

Total Consumer Staples – 7.5%		6,298
Energy

Oil & Gas Equipment & Services – 2.6%
Halliburton Co.	29	1,252
Schlumberger Ltd.	11	966

		2,218

Total Energy – 2.6%		2,218
Health Care

Biotechnology – 10.3%
ACADIA Pharmaceuticals, Inc. (A)	21	858
Alexion Pharmaceuticals, Inc. (A)	10	1,789
Biogen, Inc. (A)	5	1,858
Gilead Sciences, Inc.	18	2,082
Incyte Corp. (A)	11	1,105
Vertex Pharmaceuticals, Inc. (A)	8	988

		8,680

Health Care Facilities – 2.4%
HCA Holdings, Inc. (A)	14	1,261
Universal Health Services, Inc., Class B	5	725

		1,986

Pharmaceuticals – 11.1%
Allergan plc (A)	11	3,264
Bristol-Myers Squibb Co.	28	1,850
Shire Pharmaceuticals Group plc ADR	10	2,343
Teva Pharmaceutical Industries Ltd. ADR	32	1,885

		9,342

Total Health Care – 23.8%		20,008
Industrials

Aerospace & Defense – 2.5%
Boeing Co. (The)	12	1,698
Precision Castparts Corp.	2	374

		2,072

Industrial Machinery – 1.1%
Pall Corp.	7	903

Railroads – 2.5%
Kansas City Southern	8	730
Union Pacific Corp.	14	1,358

		2,088

Research & Consulting Services – 2.7%
Verisk Analytics, Inc., Class A (A)	31	2,263

Trucking – 2.2%
J.B. Hunt Transport Services, Inc.	23	1,872

Total Industrials – 11.0%		9,198
Information Technology

Application Software – 5.6%
Adobe Systems, Inc. (A)	29	2,325
salesforce.com, Inc. (A)	34	2,346

		4,671

Communications Equipment – 0.5%
F5 Networks, Inc. (A)	3	397

Data Processing & Outsourced Services – 7.4%
FleetCor Technologies, Inc. (A)	10	1,498
MasterCard, Inc., Class A	25	2,337
Visa, Inc., Class A	36	2,385

		6,220

Internet Software & Services – 5.2%
Facebook, Inc., Class A (A)	26	2,227
Google, Inc., Class A (A)	2	1,188
Google, Inc., Class C (A)	2	992

		4,407

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	56	1,082

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	28	3,516

Total Information Technology – 24.2%		20,293
Telecommunication Services

Wireless Telecommunication Service – 2.2%
SBA Communications Corp. (A)	16	1,806

Total Telecommunication Services – 2.2%		1,806

TOTAL COMMON STOCKS – 93.9%		$78,815
(Cost: $59,296)

SHORT-TERM SECURITIES	Principal
Master Note – 5.1%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (B)	$4,248	4,248

TOTAL SHORT-TERM SECURITIES – 5.1%		$4,248
(Cost: $4,248)

TOTAL INVESTMENT SECURITIES – 99.0%		$83,063
(Cost: $63,544)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		853

NET ASSETS – 100.0%		$83,916

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$78,815	$—	$—
Short-Term Securities	—	4,248	—
Total	$78,815	$4,248	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$63,544

Gross unrealized appreciation	19,552
Gross unrealized depreciation	(33)

Net unrealized appreciation	$19,519

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Auto Parts & Equipment – 3.0%
Magna International, Inc.	174	$9,771

Cable & Satellite – 7.3%
Comcast Corp., Class A	145	8,720
Time Warner Cable, Inc.	82	14,646

		23,366

Casinos & Gaming – 3.2%
Las Vegas Sands, Inc.	195	10,251

Department Stores – 2.5%
Macy’s, Inc.	121	8,137

Homebuilding – 2.0%
Pulte Homes, Inc.	320	6,444

Hotels, Resorts & Cruise Lines – 2.4%
Wyndham Worldwide Corp.	93	7,617

Total Consumer Discretionary – 20.4%		65,586
Consumer Staples

Agricultural Products – 1.3%
Ingredion, Inc.	50	4,006

Brewers – 2.0%
Molson Coors Brewing Co., Class B (A)	92	6,402

Drug Retail – 1.0%
CVS Caremark Corp.	32	3,304

Soft Drinks – 2.5%
Coca-Cola Enterprises, Inc.	184	8,010

Tobacco – 3.0%
Philip Morris International, Inc.	121	9,733

Total Consumer Staples – 9.8%		31,455
Energy

Oil & Gas Refining & Marketing – 4.4%
Marathon Petroleum Corp. (A)	191	10,012
NuStar Energy L.P.	70	4,154

		14,166

Oil & Gas Storage & Transportation – 3.1%
MarkWest Energy Partners L.P.	87	4,911
VTTI Energy Partners L.P.	197	4,945

		9,856

Total Energy – 7.5%		24,022
Financials

Asset Management & Custody Banks – 2.0%
State Street Corp.	86	6,591

Consumer Finance – 4.7%
Capital One Financial Corp.	173	15,175

Life & Health Insurance – 2.2%
MetLife, Inc.	126	7,055

Multi-Line Insurance – 6.3%
American International Group, Inc.	327	20,197

Other Diversified Financial Services – 8.3%
Citigroup, Inc. (A)	284	15,677
JPMorgan Chase & Co.	163	11,045

		26,722

Regional Banks – 0.7%
First Republic Bank	37	2,307

Reinsurance – 2.6%
Reinsurance Group of America, Inc.	87	8,225

Total Financials – 26.8%		86,272
Health Care

Biotechnology – 2.5%
Amgen, Inc.	52	7,968

Health Care Facilities – 3.2%
HCA Holdings, Inc. (B)	115	10,396

Managed Health Care – 4.9%
Aetna, Inc.	43	5,519
Anthem, Inc.	23	3,759
Humana, Inc.	35	6,695

		15,973

Pharmaceuticals – 3.7%
Teva Pharmaceutical Industries Ltd. ADR	200	11,814

Total Health Care – 14.3%		46,151
Information Technology

Semiconductor Equipment – 1.5%
Lam Research Corp.	60	4,840

Semiconductors – 2.2%
Micron Technology, Inc. (B)	365	6,875

Systems Software – 3.7%
Microsoft Corp.	272	12,017

Technology Hardware, Storage & Peripherals – 5.0%
SanDisk Corp. (A)	130	7,569
Western Digital Corp.	110	8,626

		16,195

Total Information Technology – 12.4%		39,927
Materials

Diversified Chemicals – 2.6%
Dow Chemical Co. (The)	162	8,295

Total Materials – 2.6%		8,295
Utilities

Electric Utilities – 3.0%
Exelon Corp.	307	9,630

Total Utilities – 3.0%		9,630

TOTAL COMMON STOCKS – 96.8%		$311,338
(Cost: $265,100)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 3.9%
EMC Corp.,
0.110%, 7–16–15	$7,000	7,000
Northern Illinois Gas Co.,
0.300%, 7–1–15	5,502	5,502

		12,502

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (D)	2,369	2,369

TOTAL SHORT-TERM SECURITIES – 4.6%		$14,871
(Cost: $14,871)

TOTAL INVESTMENT SECURITIES – 101.4%		$326,209
(Cost: $279,971)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(4,459)

NET ASSETS – 100.0%		$321,750

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,525 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
First Republic Bank	N/A	Put	273	August 2015	$55.00	$18	$(9)
	N/A	Put	107	November 2015	55.00	13	(12)
Ingredion, Inc.	N/A	Put	160	August 2015	80.00	26	(42)
JPMorgan Chase & Co.	N/A	Put	243	August 2015	62.50	13	(13)
Marathon Petroleum Corp.	N/A	Call	268	July 2015	47.50	136	(135)
Molson Coors Brewing Co., Class B	N/A	Call	474	July 2015	90.00	34	(4)
NuStar Energy L.P.	N/A	Put	212	August 2015	60.00	28	(61)
	N/A	Put	212	September 2015	60.00	36	(70)
VTTI Energy Partners L.P.	N/A	Put	337	July 2015	22.50	25	(5)
						$329	$(351)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$311,338	$—	$—
Short-Term Securities	—	14,871	—
Total	$311,338	$14,871	$—
Liabilities
Written Options	$83	$268	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$279,971

Gross unrealized appreciation	56,590
Gross unrealized depreciation	(10,352)

Net unrealized appreciation	$46,238

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2015